UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09135

Nuveen New York Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 257-8787

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.	Reports to Stockholders.

Nuveen Municipal

Closed-End Funds

This semi-annual report contains the Funds’ unaudited financial statements.

Nuveen Arizona Quality Municipal Income Fund	NAZ

Nuveen California AMT-Free Quality Municipal Income Fund	NKX

Nuveen California Municipal Value Fund	NCA

Nuveen California Quality Municipal Income Fund	NAC

Nuveen New Jersey Quality Municipal Income Fund	NXJ

Nuveen New York AMT-Free Quality Municipal Income Fund	NRK

Nuveen New York Municipal Value Fund	NNY

Nuveen New York Quality Municipal Income Fund	NAN

Nuveen Pennsylvania Quality Municipal Income Fund	NQP

Semi-Annual Report

Table

of Contents

Important Notices

Portfolio manager commentaries: The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.

Fund changes: For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to Financial Statements section of this report.

Fund principal investment policies and principal risks: Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.

Fund performance: For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.nuveen.com. For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of February 28, 2025. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

		Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)		NAZ	NKX	NCA	NAC	NXJ
September		$0.0725	$0.0760	$0.0290	$0.0735	$0.0785
October		0.0725	0.0760	0.0290	0.0735	0.0785
November		0.0725	0.0760	0.0290	0.0735	0.0785
December		0.0725	0.0760	0.0290	0.0735	0.0785
January		0.0725	0.0760	0.0290	0.0735	0.0785
February		0.0725	0.0760	0.0290	0.0735	0.0785
Total Distributions from Net Investment Income		$0.4350	$0.4560	$0.1740	$0.4410	$0.4710

			Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)			NRK	NNY	NAN	NQP
September			$0.0690	$0.0295	$0.0720	$0.0780
October			0.0690	0.0295	0.0720	0.0780
November			0.0690	0.0295	0.0720	0.0780
December			0.0690	0.0295	0.0720	0.0780
January			0.0690	0.0295	0.0720	0.0780
February			0.0690	0.0295	0.0720	0.0780
Total Distributions from Net Investment Income			$0.4140	$0.1770	$0.4320	$0.4680

Yields	NAZ	NKX	NCA	NAC	NXJ	NRK
Market Yield[1]	6.85%	7.08%	4.03%	7.60%	7.66%	7.70%
Taxable-Equivalent Yield[1]	12.08%	15.42%	8.77%	16.55%	15.82%	15.95%

Yields				NNY	NAN	NQP
Market Yield[1]				4.23%	7.31%	7.91%
Taxable-Equivalent Yield[1]				8.77%	15.13%	14.10%

[1]

Market Yield is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 43.3%, 54.1%, 54.1%, 54.1%, 51.6%, 51.7%, 51.7%, 51.7% and 43.9% for NAZ, NKX, NCA, NAC, NXJ, NRK, NNY, NAN and NQP, respectively. Your actual combined federal and state income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-

closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE EQUITY SHELF PROGRAMS

During the current reporting period, NKX was authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, NKX, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings, are as shown in the accompanying table.

NKX
Maximum aggregate offering	4,800,000

During the current reporting period, NKX sold common shares through its Shelf Offering at a weighted average premium to its NAV per common share in the accompanying table.

NKX
Common shares sold through shelf offering	208,770
Weighted average premium to NAV per common share sold	0.60%

Refer to Notes to Financial Statements for further details of Shelf Offerings and the Fund’s transactions.

COMMON SHARE REPURCHASES

The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of February 28, 2025 (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.

	NAZ	NKX	NCA	NAC	NXJ
Common shares cumulatively repurchased and retired	133,000	230,000	-	383,000	1,960,343
Common shares authorized for repurchase	1,155,000	4,750,000	3,310,000	14,470,000	4,120,000

		NRK	NNY	NAN	NQP
Common shares cumulatively repurchased and retired		390,000	-	292,714	900,440
Common shares authorized for repurchase		8,720,000	1,885,000	3,080,000	3,720,000

About the Funds’ Benchmarks

S&P Municipal Bond Index: An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond Arizona Index: An index designed to measure the performance of the tax-exempt Arizona municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond California Index: An index designed to measure the performance of the tax-exempt California municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond New Jersey Index: An index designed to measure the performance of the tax-exempt New Jersey municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond New York Index: An index designed to measure the performance of the tax-exempt New York municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond Pennsylvania Index: An index designed to measure the performance of the tax-exempt Pennsylvania municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.

Fund Performance

Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.

Impact of Leverage

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.

However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

Leverage Ratios

Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.

Holding Summaries

The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

NAZ	Nuveen Arizona Quality Municipal Income Fund Fund Performance, Leverage and Holdings Summaries February 28, 2025

Performance*

	Total Returns as of February 28, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NAZ at Common Share NAV	11/19/92	(0.04)%	2.17%	(0.65)%	2.26%
NAZ at Common Share Price	11/19/92	12.94%	25.44%	2.76%	3.37%
S&P Municipal Bond Index	–	1.41%	3.38%	0.90%	2.40%
S&P Municipal Bond Arizona Index	–	1.46%	3.79%	0.99%	2.32%

*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Arizona Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$12.17	$12.70	4.35%	(3.07)%

Leverage and Holdings

Leverage
Effective Leverage	38.49%
Regulatory Leverage	38.49%

Fund Allocation
(% of net assets)
Municipal Bonds	159.2%
Short-Term Municipal Bonds	0.2%
Other Assets & Liabilities, Net	3.2%
AMTP Shares, Net	(62.6)%
Net Assets	100%

Portfolio Credit Quality
(% of total investments)
AAA	8.6%
AA	57.0%
A	14.5%
BBB	3.6%
BB or Lower	5.2%
N/R (not rated)	11.1%
Total	100.0%

Portfolio Composition[1]
(% of total investments)
Tax Obligation/Limited	25.5%
Utilities	20.0%
Education and Civic Organizations	19.6%
Tax Obligation/General	12.1%
Health Care	10.8%
Transportation	4.8%
Housing/Single Family	2.5%
Long-Term Care	2.3%
Other	2.4%
Total	100%

States and Territories[2]
(% of total municipal bonds)
Arizona	94.6%
Puerto Rico	3.8%
Guam	1.3%
Virgin Islands	0.3%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.
2

The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Arizona personal income tax if, in the judgement of the Fund’s sub-adviser, such purchases are expected to enhance the Fund’s after-tax total return potential.

NKX	Nuveen California AMT-Free Quality Municipal Income Fund Fund Performance, Leverage and Holdings Summaries February 28, 2025

Performance*

	Total Returns as of February 28, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NKX at Common Share NAV	11/21/02	0.27%	2.59%	(1.38)%	2.52%
NKX at Common Share Price	11/21/02	0.01%	19.84%	1.15%	3.75%
S&P Municipal Bond Index	–	1.41%	3.38%	0.90%	2.40%
S&P Municipal Bond California Index	–	1.25%	3.01%	0.67%	2.37%

*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$12.83	$12.88	0.39%	0.45%

Leverage and Holdings

Leverage
Effective Leverage	41.26%
Regulatory Leverage	39.31%

Fund Allocation
(% of net assets)
Municipal Bonds	168.9%
Other Assets & Liabilities, Net	1.1%
Floating Rate Obligations	(5.5)%
MFP Shares, Net	(22.8)%
VRDP Shares, Net	(41.7)%
Net Assets	100%

Portfolio Credit Quality
(% of total investments)
AAA	3.9%
AA	45.4%
A	21.0%
BBB	9.2%
BB or Lower	4.5%
N/R (not rated)	16.0%
Total	100.0%

Portfolio Composition[1]
(% of total investments)
Health Care	20.4%
Tax Obligation/General	19.2%
Utilities	18.1%
Housing/Multifamily	10.6%
Tax Obligation/Limited	10.2%
Transportation	8.9%
U.S. Guaranteed	7.7%
Other	4.9%
Total	100%

States and Territories[2]
(% of total municipal bonds)
California	92.4%
Puerto Rico	5.9%
Guam	1.2%
Virgin Islands	0.4%
New York	0.1%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.
2

The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund’s sub-adviser, such purchases are expected to enhance the Fund’s after-tax total return potential.

NCA	Nuveen California Municipal Value Fund Fund Performance, Leverage and Holdings Summaries February 28, 2025

Performance*

	Total Returns as of February 28, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NCA at Common Share NAV	10/07/87	1.11%	3.12%	(0.03)%	2.40%
NCA at Common Share Price	10/07/87	(1.75)%	2.49%	(0.29)%	1.65%
S&P Municipal Bond Index	–	1.41%	3.38%	0.90%	2.40%
S&P Municipal Bond California Index	–	1.25%	3.01%	0.67%	2.37%

*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$9.34	$8.64	(7.49)%	(6.24)%

Leverage and Holdings

Leverage
Effective Leverage	0.00%
Regulatory Leverage	0.00%

Fund Allocation
(% of net assets)
Municipal Bonds	97.4%
Variable Rate Demand Preferred Shares	2.0%
Other Assets & Liabilities, Net	0.6%
Net Assets	100%

Portfolio Credit Quality
(% of total investments)
AAA	8.1%
AA	51.8%
A	17.9%
BBB	4.8%
BB or Lower	2.7%
N/R (not rated)	14.7%
Total	100%

Portfolio Composition[1]
(% of total investments)
Tax Obligation/General	24.3%
Utilities	20.5%
Transportation	18.2%
Health Care	10.9%
Housing/Multifamily	9.4%
Tax Obligation/Limited	9.1%
U.S. Guaranteed	3.5%
Other	4.1%
Total	100%

States and Territories[2]
(% of total municipal bonds)
California	96.8%
Puerto Rico	3.2%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.
2

The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund’s sub-adviser, such purchases are expected to enhance the Fund’s after-tax total return potential.

NAC	Nuveen California Quality Municipal Income Fund Fund Performance, Leverage and Holdings Summaries February 28, 2025

Performance*

	Total Returns as of February 28, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NAC at Common Share NAV	5/26/99	0.16%	2.54%	(1.54)%	2.19%
NAC at Common Share Price	5/26/99	2.30%	13.56%	(0.27)%	2.37%
S&P Municipal Bond Index	—	1.41%	3.38%	0.90%	2.40%
S&P Municipal Bond California Index	—	1.25%	3.01%	0.67%	2.37%

*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$12.34	$11.61	(5.92)%	(7.83)%

Leverage and Holdings

Leverage
Effective Leverage	40.74%
Regulatory Leverage	39.85%

Fund Allocation
(% of net assets)
Municipal Bonds	167.3%
Other Assets & Liabilities, Net	1.3%
Floating Rate Obligations	(2.5)%
MFP Shares, Net	(15.4)%
VRDP Shares, Net	(50.7)%
Net Assets	100%

Portfolio Credit Quality
(% of total investments)
AAA	4.1%
AA	48.5%
A	20.6%
BBB	6.9%
BB or Lower	4.5%
N/R (not rated)	15.4%
Total	100.0%

Portfolio Composition[1]
(% of total investments)
Transportation	17.5%
Health Care	17.5%
Utilities	17.4%
Tax Obligation/General	16.9%
Housing/Multifamily	11.0%
Tax Obligation/Limited	8.7%
U.S. Guaranteed	5.4%
Other	5.6%
Total	100%

States and Territories[2]
(% of total municipal bonds)
California	95.0%
Puerto Rico	4.2%
Guam	0.7%
Virgin Islands	0.1%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.
2

The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund’s sub-adviser, such purchases are expected to enhance the Fund’s after-tax total return potential.

NXJ	Nuveen New Jersey Quality Municipal Income Fund Fund Performance, Leverage and Holdings Summaries February 28, 2025

Performance*

	Total Returns as of February 28, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NXJ at Common Share NAV	3/27/01	0.68%	1.86%	(0.75)%	2.83%
NXJ at Common Share Price	3/27/01	0.18%	9.74%	1.26%	4.04%
S&P Municipal Bond Index	—	1.41%	3.38%	0.90%	2.40%
S&P Municipal Bond New Jersey Index	—	1.60%	3.33%	1.25%	3.04%

*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New Jersey Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$13.29	$12.30	(7.45)%	(7.21)%

Leverage and Holdings

Leverage
Effective Leverage	40.82%
Regulatory Leverage	36.42%

Fund Allocation
(% of net assets)
Municipal Bonds	167.5%
Other Assets & Liabilities, Net	1.3%
Floating Rate Obligations	(11.7)%
VRDP Shares, Net	(57.1)%
Net Assets	100%

Portfolio Credit Quality
(% of total investments)
AAA	9.2%
AA	45.9%
A	25.0%
BBB	9.7%
BB or Lower	2.5%
N/R (not rated)	7.7%
Total	100.0%

Portfolio Composition[1]
(% of total investments)
Tax Obligation/Limited	28.2%
Transportation	17.2%
Tax Obligation/General	12.6%
Education and Civic Organizations	12.1%
Health Care	8.3%
Housing/Single Family	7.2%
Utilities	4.1%
Housing/Multifamily	4.1%
Other	6.2%
Total	100%

States and Territories[2]
(% of total municipal bonds)
New Jersey	90.9%
New York	4.3%
Pennsylvania	2.7%
Puerto Rico	1.6%
Delaware	0.4%
Guam	0.1%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.
2

The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New Jersey personal income tax if, in the judgement of the Fund’s sub-adviser, such purchases are expected to enhance the Fund’s after-tax total return potential.

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund Fund Performance, Leverage and Holdings Summaries February 28, 2025

Performance*

	Total Returns as of February 28, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NRK at Common Share NAV	11/21/02	0.29%	1.87%	(1.24)%	2.15%
NRK at Common Share Price	11/21/02	0.71%	6.43%	0.05%	2.88%
S&P Municipal Bond Index	—	1.41%	3.38%	0.90%	2.40%
S&P Municipal Bond New York Index	—	1.24%	3.04%	0.80%	2.28%

*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$11.63	$10.75	(7.57)%	(8.13)%

Leverage and Holdings

Leverage
Effective Leverage	40.03%
Regulatory Leverage	39.54%

Fund Allocation
(% of net assets)
Municipal Bonds	165.1%
Other Assets & Liabilities, Net	1.4%
Floating Rate Obligations	(1.3)%
MFP Shares, Net	(7.8)%
VRDP Shares, Net	(57.4)%
Net Assets	100%

Portfolio Credit Quality
(% of total investments)
AAA	9.5%
AA	48.4%
A	15.2%
BBB	9.2%
BB or Lower	5.8%
N/R (not rated)	11.9%
Total	100.0%

Portfolio Composition[1]
(% of total investments)
Tax Obligation/Limited	29.0%
Health Care	15.5%
Education and Civic Organizations	15.1%
Utilities	14.0%
Transportation	12.7%
Consumer Staples	4.7%
Tax Obligation/General	4.3%
Industrials	2.0%
Other	2.7%
Total	100%

States and Territories[2]
(% of total municipal bonds)
New York	93.7%
Puerto Rico	5.6%
Guam	0.7%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.
2

The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New York personal income tax if, in the judgement of the Fund’s sub-adviser, such purchases are expected to enhance the Fund’s after-tax total return potential.

NNY	Nuveen New York Municipal Value Fund Fund Performance, Leverage and Holdings Summaries February 28, 2025

Performance*

	Total Returns as of February 28, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NNY at Common Share NAV	10/07/87	1.19%	3.09%	0.35%	2.38%
NNY at Common Share Price	10/07/87	(0.48)%	4.97%	(0.74)%	1.92%
S&P Municipal Bond Index	—	1.41%	3.38%	0.90%	2.40%
S&P Municipal Bond New York Index	—	1.24%	3.04%	0.80%	2.28%

*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$8.99	$8.36	(7.01)%	(7.56)%

Leverage and Holdings

Leverage
Effective Leverage	0.00%
Regulatory Leverage	0.00%

Fund Allocation
(% of net assets)
Municipal Bonds	97.5%
Other Assets & Liabilities, Net	2.5%
Net Assets	100%

Portfolio Credit Quality
(% of total investments)
AAA	8.6%
AA	41.1%
A	11.3%
BBB	22.2%
BB or Lower	7.7%
N/R (not rated)	9.1%
Total	100.0%

Portfolio Composition[1]
(% of total investments)
Transportation	22.2%
Tax Obligation/Limited	17.1%
Utilities	15.6%
Education and Civic Organizations	14.8%
Health Care	14.4%
Tax Obligation/General	6.9%
Industrials	4.2%
Consumer Staples	3.3%
Other	1.5%
Total	100%

States and Territories[2]
(% of total municipal bonds)
New York	94.8%
Puerto Rico	3.7%
Guam	1.5%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.
2

The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New York personal income tax if, in the judgement of the Fund’s sub-adviser, such purchases are expected to enhance the Fund’s after-tax total return potential.

NAN	Nuveen New York Quality Municipal Income Fund Fund Performance, Leverage and Holdings Summaries February 28, 2025

Performance*

	Total Returns as of February 28, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NAN at Common Share NAV	5/26/99	0.33%	2.14%	(1.14)%	2.02%
NAN at Common Share Price	5/26/99	6.85%	16.04%	0.97%	3.40%
S&P Municipal Bond Index	—	1.41%	3.38%	0.90%	2.40%
S&P Municipal Bond New York Index	—	1.24%	3.04%	0.80%	2.28%

*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$12.10	$11.82	(2.31)%	(5.96)%

Leverage and Holdings

Leverage
Effective Leverage	39.62%
Regulatory Leverage	36.66%

Fund Allocation
(% of net assets)
Municipal Bonds	162.8%
Other Assets & Liabilities, Net	2.6%
Floating Rate Obligations	(7.7)%
AMTP Shares, Net	(34.0)%
VRDP Shares, Net	(23.7)%
Net Assets	100%

Portfolio Credit Quality
(% of total investments)
AAA	13.8%
AA	33.3%
A	15.0%
BBB	20.3%
BB or Lower	7.3%
N/R (not rated)	10.3%
Total	100.0%

Portfolio Composition[1]
(% of total investments)
Tax Obligation/Limited	30.5%
Transportation	26.3%
Health Care	15.1%
Education and Civic Organizations	7.9%
Utilities	6.1%
Tax Obligation/General	4.0%
Consumer Staples	3.8%
Other	6.3%
Total	100%

States and Territories[2]
(% of total municipal bonds)
New York	93.8%
Puerto Rico	5.2%
Guam	1.0%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.
2

The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New York personal income tax if, in the judgement of the Fund’s sub-adviser, such purchases are expected to enhance the Fund’s after-tax total return potential.

NQP	Nuveen Pennsylvania Quality Municipal Income Fund Fund Performance, Leverage and Holdings Summaries February 28, 2025

Performance*

	Total Returns as of February 28, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
NQP at Common Share NAV	2/21/91	(1.53)%	1.72%	(0.44)%	2.45%
NQP at Common Share Price	2/21/91	(1.56)%	9.45%	0.70%	3.12%
S&P Municipal Bond Index	—	1.41%	3.38%	0.90%	2.40%
S&P Municipal Bond Pennsylvania Index	—	1.66%	3.80%	0.93%	2.53%

*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Pennsylvania Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$12.99	$11.83	(8.93)%	(9.35)%

Leverage and Holdings

Leverage
Effective Leverage	40.19%
Regulatory Leverage	31.03%

Fund Allocation
(% of net assets)
Municipal Bonds	160.8%
Variable Rate Senior Loan Interests	0.1%
Other Assets & Liabilities, Net	6.2%
Floating Rate Obligations	(22.2)%
VRDP Shares, Net	(44.9)%
Net Assets	100%

Portfolio Credit Quality
(% of total investments)
AAA	0.5%
AA	56.9%
A	20.7%
BBB	9.1%
BB or Lower	3.2%
N/R (not rated)	9.6%
Total	100.0%

Portfolio Composition[1]
(% of total investments)
Health Care	16.3%
Housing/Single Family	15.0%
Tax Obligation/General	14.9%
Education and Civic Organizations	13.2%
Utilities	13.1%
Transportation	9.7%
Tax Obligation/Limited	7.3%
Long-Term Care	5.7%
Other	4.7%
Variable Rate Senior Loan Interests	0.1%
Total	100%

States and Territories[2]
(% of total municipal bonds)
Pennsylvania	98.8%
Puerto Rico	1.0%
New Jersey	0.2%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.
2

The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Pennsylvania personal income tax if, in the judgement of the Fund’s sub-adviser, such purchases are expected to enhance the Fund’s after-tax total return potential.

Portfolio of Investments February 28, 2025

NAZ

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 159.2% (99.9% of Total Investments)
		MUNICIPAL BONDS - 159.2% (99.9% of Total Investments)
		EDUCATION AND CIVIC ORGANIZATIONS - 31.2% (19.6% of Total Investments)
$2,175,000		Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2016B	5.000%	07/01/47	$2,212,735
2,000,000		Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2024A	5.000	07/01/54	2,133,018
1,500,000		Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green Series 2015A	5.000	07/01/41	1,507,110
1,500,000		Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2015D	5.000	07/01/41	1,507,110
2,030,000		Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2020B	4.000	07/01/47	2,005,129
1,000,000		Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2021A	5.000	06/01/42	1,075,904
515,000	(a)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A	5.125	07/01/37	520,166
525,000		Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C	5.000	07/01/47	529,628
250,000	(a)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D	5.000	07/01/47	250,649
1,700,000		Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F	5.000	07/01/37	1,739,607
1,000,000		Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F	5.000	07/01/52	1,006,096
380,000	(a)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G	5.000	07/01/47	380,986
240,000	(a)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A	6.250	11/01/50	224,473
420,000	(a)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye Canyon Campus Projects, Series 2021A	4.000	12/15/41	382,483
375,000	(a)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2017B	5.000	03/01/48	364,353
145,000	(a)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B	4.250	07/01/27	145,325
615,000		Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A	5.000	07/01/38	628,135
1,000,000		Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A	5.000	07/01/48	1,003,145
125,000		Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, GreatHearts Arizona Projects, Series 2021A	5.000	07/01/28	131,001
125,000		Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, GreatHearts Arizona Projects, Series 2021A	5.000	07/01/29	132,339
130,000		Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, GreatHearts Arizona Projects, Series 2021A	5.000	07/01/30	138,857
125,000		Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, GreatHearts Arizona Projects, Series 2021A	5.000	07/01/31	134,425
455,000	(a)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose Campus Projects, Series 2018A	5.750	07/15/38	464,298
120,000	(a)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds Pensar Academy Project, Series 2020	4.000	07/01/30	116,002
1,645,000		Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A	4.000	10/01/39	1,487,069
1,080,000		Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A	4.000	10/01/49	868,955

26	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$1,500,000	(a),(b)	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A	6.375%	06/01/39	$1,050,000
360,000		Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Refunding Series 2019	4.000	07/01/31	357,130
340,000		Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Refunding Series 2019	4.000	07/01/33	334,066
780,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Autism Charter Schools Project, Series 2020A	5.000	07/01/50	771,288
195,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Autism Charter Schools Project, Social Series 2021A	4.000	07/01/51	160,986
355,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017A	5.000	07/01/37	362,874
490,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017C	5.000	07/01/48	493,313
1,715,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Highland Prep Project, Series 2019	5.000	01/01/50	1,729,883
700,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A	4.000	07/01/41	646,969
335,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2024	4.250	07/01/44	307,332
870,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016	5.000	07/01/47	871,405
520,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016	5.000	07/01/36	524,208
300,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016	5.000	07/01/47	299,041
2,000,000		Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2020	4.000	07/01/50	1,833,123
775,000		McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa Academic Village Project, Refunding Series 2016	5.000	07/01/37	789,409
1,000,000		McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa Academic Village Project, Refunding Series 2016	5.000	07/01/38	1,017,566
1,000,000		Northern Arizona University, System Revenue Bonds, Refunding Series 2020B - BAM Insured	5.000	06/01/39	1,067,868
70,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A	5.000	07/01/46	70,022
800,000		Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2016A	5.000	07/01/41	800,780
315,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015	5.000	07/01/35	315,713
300,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015	5.000	07/01/45	300,003
650,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A	5.000	07/01/41	652,707
1,110,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A	5.000	09/01/45	1,011,840

See Notes to Financial Statements	27

Portfolio of Investments February 28, 2025 (continued)

NAZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$55,000		Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015	3.250%	07/01/25	$54,783
400,000		Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015	5.000	07/01/35	400,826
900,000		Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Vista College Preparatory Project, Series 2018A	4.125	07/01/38	879,724
1,995,000		Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Eastern Kentucky University Project, Series 2016	5.000	10/01/36	2,044,518
500,000		Pima County Community College District, Arizona, Revenue Bonds, Series 2019	5.000	07/01/36	529,388
120,000	(a)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017	6.000	06/15/37	121,313
680,000	(a)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017	6.125	06/15/47	684,408
200,000	(b)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.250	07/01/36	140,000
115,000	(a)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017	6.750	02/01/50	118,345
500,000	(a)	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A	5.000	12/15/34	498,437
730,000		Pinal County Community College District, Arizona, Revenue Bonds, Central Arizona College, Series 2017 - BAM Insured	5.000	07/01/35	748,397
1,000,000	(a)	Sierra Vista Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Desert Heights Charter School Project, Refunding Series 2024	6.125	06/01/57	1,001,697

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			44,078,360

		HEALTH CARE - 17.0% (10.7% of Total Investments)
890,000		Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, Children’s National Prince County Regional Medical Center, Series 2020A	4.000	09/01/38	897,565
4,975,000		Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2020A	4.000	02/01/50	4,582,336
500,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Honor Health, Series 2024D	5.000	12/01/44	538,186
500,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Honor Health, Series 2024D	5.000	12/01/45	535,602
1,250,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A	5.000	09/01/42	1,291,949
3,275,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A	4.000	09/01/51	2,985,282
1,250,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A	5.000	01/01/32	1,290,906
1,000,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A	5.000	01/01/35	1,029,806
2,000,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017A	5.000	01/01/41	2,069,181
2,000,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019A	4.000	01/01/44	1,898,920
2,250,000		Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical Center, Series 2021A	3.000	04/01/51	1,623,901
1,025,000		Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Refunding Series 2016	5.000	08/01/36	1,046,235
815,000		Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2019	5.000	08/01/39	846,615

28	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$650,000		Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2019	4.000%	08/01/43	$619,162
775,000		Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2024A	5.250	08/01/49	832,315
500,000		Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2024A	4.000	08/01/54	480,254
1,325,000		Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2024A	5.250	08/01/54	1,410,177

		TOTAL HEALTH CARE			23,978,392

		HOUSING/MULTIFAMILY - 1.8% (1.2% of Total Investments)
1,830,000		Arizona Industrial Development Authority, Student Housing Revenue Bonds, Provident Group - NCCU Properties LLC- North Carolina Central University, Series 2019A - BAM Insured	5.000	06/01/49	1,881,474
250,000	(c)	Sierra Vista Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Convertible Capital Appreciation Revenue Bonds, Series 2021A	0.000	10/01/56	210,991
500,000		Sierra Vista Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Convertible Capital Appreciation Revenue Bonds, Series 2022A	7.000	10/01/56	501,305

		TOTAL HOUSING/MULTIFAMILY			2,593,770

		HOUSING/SINGLE FAMILY - 4.0% (2.5% of Total Investments)
1,855,000		Maricopa County and Phoenix City Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 2024C	4.850	09/01/54	1,879,976
965,000		Phoenix and Maricopa County Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 2023A	5.450	09/01/48	999,650
815,000		Phoenix and Maricopa County Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 2024A	4.650	09/01/54	817,893
735,000		Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage Revenue Bonds, Series 2023A	4.850	07/01/48	746,461
1,115,000		Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage Revenue Bonds, Series 2024A	4.800	07/01/54	1,130,558

		TOTAL HOUSING/SINGLE FAMILY			5,574,538

		INFORMATION TECHNOLOGY - 0.3% (0.2% of Total Investments)
410,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, (AMT), (Mandatory Put 6/15/28)	4.100	12/01/37	414,249

		TOTAL INFORMATION TECHNOLOGY			414,249

		LONG-TERM CARE - 3.6% (2.3% of Total Investments)
585,000		Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017	5.375	01/01/38	482,900
1,000,000		Glendale Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series 2020A	5.000	05/15/41	1,005,080
1,760,000		Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016	5.400	10/01/36	1,476,043
1,435,000		Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2021A	4.000	12/01/38	1,397,686
1,080,000	(a)	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A	6.125	10/01/47	719,104

		TOTAL LONG-TERM CARE			5,080,813

		TAX OBLIGATION/GENERAL - 19.3% (12.1% of Total Investments)
575,000		Buckeye Union High School District 201, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project, Refunding Series 2017 - BAM Insured	5.000	07/01/35	600,200
1,000,000		Glendale, Arizona, General Obligation Bonds, Series 2024	5.000	07/01/43	1,099,482
2,105,000		Golder Ranch Fire District, Pima and Pinal Counties, Arizona, General Obligation Bonds, Series 2021	4.000	07/01/45	2,067,681

See Notes to Financial Statements	29

Portfolio of Investments February 28, 2025 (continued)

NAZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$1,045,000		Maricopa County School District 14 Creighton Elementary, Arizona, General Obligation Bonds, School Improvement Series 2021C	4.000%	07/01/34	$1,096,756
2,315,000		Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 1990, Series 1990A	5.000	07/01/38	2,440,711
630,000		Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 2017, Series 2018A	5.000	07/01/37	654,154
1,250,000		Maricopa County School District 66 Roosevelt Elementary, Arizona, General Obligation Bonds, School Improvement Project of 2020, Series 2024C - AGM Insured	5.000	07/01/43	1,344,399
1,500,000		Maricopa County Special Health Care District, Arizona, General Obligation Bonds, Series 2018C	5.000	07/01/36	1,580,393
1,350,000		Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds, School Improvement Series 2018	5.000	07/01/36	1,386,301
1,275,000		Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement & Project of 2011 Series 2017E	5.000	07/01/33	1,332,341
1,295,000		Maricopa County Union High School District 216 Agua Fria, Arizona, General Obligation Bonds, School Improvement, Project of 2023, Series 2024A	5.000	07/01/43	1,421,729
1,000,000		Mohave County Union High School District 2 Colorado River, Arizona, General Obligation Bonds, School Improvement Series 2017	5.000	07/01/34	1,046,964
1,000,000		Mohave County Union High School District 2 Colorado River, Arizona, General Obligation Bonds, School Improvement Series 2017	5.000	07/01/36	1,045,584
690,000		Northwest Fire District of Pima County, Arizona, General Obligation Bonds, Series 2017	5.000	07/01/36	719,765
2,000,000		Paradise Valley Unified School District No. 69, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project of 2019, Series 2022D	4.000	07/01/41	2,012,030
1,150,000		Phoenix, Arizona, General Obligation Bonds, Various Purpose Series 2024A	5.000	07/01/46	1,248,257
200,000		Pima County Unified School District 1, Tucson, Arizona, General Obligation Bonds, Project of 2023 School Improvement Series 2024A - AGM Insured	5.000	07/01/43	218,071
620,000		Pinal County School District 4 Casa Grande Elementary, Arizona, General Obligation Bonds, School improvement Project 2016, Series 2017A - BAM Insured	5.000	07/01/34	646,462
1,000,000		Pinal County School District 4 Casa Grande Elementary, Arizona, General Obligation Bonds, School improvement Project 2016, Series 2017A - BAM Insured	5.000	07/01/35	1,041,764
2,000,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/46	1,825,195
1,025,000		Tempe, Arizona, General Obligation Bonds, Refunding Series 2024	5.000	07/01/44	1,122,780
950,000		Tempe, Arizona, General Obligation Bonds, Series 2021	5.000	07/01/39	1,042,168
295,000		Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project 2012, Series2014B	4.500	07/01/33	295,210

		TOTAL TAX OBLIGATION/GENERAL			27,288,397

		TAX OBLIGATION/LIMITED - 40.7% (25.5% of Total Investments)
100,000	(a)	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020	5.000	06/01/31	101,862
1,250,000		Arizona State Transportation Board, Highway Revenue Bonds, Refunding Series 2016	5.000	07/01/35	1,279,531
275,000		Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016	4.000	07/01/36	277,678
1,000,000		Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015	5.000	07/01/37	1,005,101
1,215,000		Cadence Community Facilities District, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 3, Series 2020	4.000	07/01/45	1,046,590

30	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$122,853	(a),(b)	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A	7.000%	07/01/41	$85,997
1,210,000	(a)	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015	5.000	07/15/39	1,208,316
1,810,000		Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2017 - AGM Insured	5.000	07/15/42	1,863,828
2,445,000		Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2018 - BAM Insured	4.375	07/15/43	2,448,461
650,000		Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2021 - BAM Insured	4.000	07/15/41	637,163
484,000		Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2013	5.250	07/01/38	482,664
697,000		Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019	5.200	07/01/43	660,923
2,280,000		Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 12, Series 2021	3.750	07/01/45	1,778,012
1,035,000		Eastmark Community Facilities District 2, Mesa, Arizona, General Obligation Bonds, Series 2020	3.500	07/15/44	765,799
105,000		Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Refunding Series 2017 - AGM Insured	5.000	07/15/32	109,747
1,145,000		Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Revenue Bonds, Lucero Assessment District 2, Series 2023	5.750	07/01/46	1,158,505
500,000		Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2016 - BAM Insured	4.000	07/15/36	501,001
1,000,000		Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2017 - BAM Insured	5.000	07/15/37	1,026,538
590,000		Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2018 - BAM Insured	5.000	07/15/38	605,766
1,000,000		Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2020 - BAM Insured	4.000	07/15/40	983,241
2,000,000		Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2022 - AGM Insured	5.000	07/15/42	2,080,999
313,000		Festival Ranch Community Facilities District, Buckeye, Arizona, Special Assessment Revenue Bonds, Assessment District 11, Series 2017	5.200	07/01/37	302,894
545,000		Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016	4.000	07/15/32	552,264
1,500,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/39	1,508,816
1,250,000		Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/46	1,263,306
615,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/39	639,883
200,000		Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2016	5.000	07/15/31	203,993
385,000		Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2017 - BAM Insured	5.000	07/15/42	393,030
400,000		Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006	5.350	07/15/31	332,807
1,625,000		Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate Lien Series 2020A	4.000	07/01/45	1,618,342
580,000		Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012, (AMT)	5.000	07/01/38	582,025
1,000,000		Pinal County, Arizona, Pledged Revenue Obligations, Series 2014	5.000	08/01/33	1,001,378
1,500,000		Pinal County, Arizona, Pledged Revenue Obligations, Series 2019	4.000	08/01/38	1,513,848
9,520,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	3,208,624
2,440,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	2,413,733
390,000		Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016	4.000	08/01/34	394,033
395,000		Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016	4.000	08/01/36	397,855

See Notes to Financial Statements	31

Portfolio of Investments February 28, 2025 (continued)

NAZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$1,740,000		Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A	5.000%	08/01/42	$1,813,010
2,500,000		Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2020	4.000	08/01/45	2,437,965
3,000,000		Queen Creek, Arizona, Excise Tax and State Shared Revenue Obligation Bonds, Series 2024	5.000	08/01/54	3,201,051
280,000		Sedona, Arizona, Excise Tax Revenue Bonds, Series 2024 - AGM Insured	5.000	07/01/54	292,277
1,650,000		Sundance Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Refunding Series 2018 - BAM Insured	5.000	07/15/39	1,730,375
347,000		Superstition Vistas Community Facilities District 1, Apache Junction, Arizona, Special Assessment Bonds, Assessment Area 3, Series 2024	5.800	07/01/48	353,064
694,000		Superstition Vistas Community Facilities District 1, Apache Junction, Arizona, Special Assessment Revenue Bonds, Series 2023	6.000	07/01/47	720,741
750,000		Tartesso West Community Facility District, Buckeye, Arizona, General Obligation Bonds, Series 2024	4.000	07/15/47	720,453
3,000,000		Town of Queen Creek, Arizona, Excise Tax and State Shared Revenue Obligation Bonds, Series 2022	5.000	08/01/47	3,205,593
500,000		Verrado District 1 Community Faciliites District, Buckeye, Arizona, General Obligation Bonds, Series 2023 - BAM Insured	4.125	07/15/41	504,113
405,000		Vistancia North Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2024 - AGM Insured	4.375	07/15/49	395,838
175,000	(a)	Vistancia West Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2016	3.250	07/15/25	175,036
4,240,000		Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds, Series 2020 - BAM Insured	4.000	07/01/40	4,209,515
1,160,000		Yuma County, Arizona, Pledge Revenue Obligations, Series 2022 - BAM Insured	4.250	07/15/42	1,171,885

		TOTAL TAX OBLIGATION/LIMITED			57,365,469

		TRANSPORTATION - 7.7% (4.8% of Total Investments)
910,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A	5.000	07/01/40	914,026
2,185,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A	5.000	07/01/45	2,191,366
2,000,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B, (AMT)	5.000	07/01/49	2,035,463
1,000,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, (AMT)	5.000	07/01/37	1,025,987
1,000,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, (AMT)	5.000	07/01/42	1,017,008
1,500,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2018, (AMT)	5.000	07/01/43	1,531,823
1,045,000		Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A	5.000	07/01/35	1,116,209
1,000,000		Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A	5.000	07/01/38	1,059,019

		TOTAL TRANSPORTATION			10,890,901

		U.S. GUARANTEED - 1.7% (1.0% of Total Investments) (d)
550,000		Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Refunding Series 2017, (Pre-refunded 7/15/27) - AGM Insured	5.000	07/15/32	579,434
55,000		Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, (Pre-refunded 7/15/26)	4.000	07/15/32	55,940
150,000		Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016, (Pre-refunded 8/01/26)	4.000	08/01/34	152,548
150,000		Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016, (Pre-refunded 8/01/26)	4.000	08/01/36	152,548

32	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		U.S. GUARANTEED (d) (continued)
$1,320,000		Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2017, (Pre-refunded 7/01/27)	5.000%	07/01/36	$1,391,038

		TOTAL U.S. GUARANTEED			2,331,508

		UTILITIES - 31.9% (20.0% of Total Investments)
30,000		Carefree Utilities Community Facilities District, Arizona, Water System Revenue Bonds, Series 2021	4.000	07/01/41	30,192
650,000		Carefree Utilities Community Facilities District, Arizona, Water System Revenue Bonds, Series 2021	4.000	07/01/46	631,761
655,000		Central Arizona Water Conservation District, Arizona, Water Delivery O&M Revenue Bonds, Series 2016	5.000	01/01/36	664,650
2,615,000		City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C	5.000	07/01/36	3,097,107
1,250,000		Gilbert Water Resource Municipal Property Corporation, Arizona, Utility System Revenue Bonds, Senior Lien Green Series 2022	4.000	07/15/47	1,245,305
785,000		Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series 2016 - AGM Insured	5.000	07/01/45	798,313
875,000		Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien Series 2020 - AGM Insured	4.000	07/01/49	832,033
1,825,000		Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien Series 2025	5.000	07/01/43	2,001,235
200,000		Guam Power Authority, Revenue Bonds, Refunding Series 2024A	5.000	10/01/42	211,579
1,125,000		Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015A - AGM Insured	5.000	07/01/36	1,131,886
1,205,000		Mesa, Arizona, Utility System Revenue Bonds, Series 2022A - BAM Insured	5.000	07/01/46	1,285,269
1,840,000		Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Junior Lien Series 2023	5.250	07/01/47	2,025,077
1,135,000		Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding Junior Lien Series 2014	5.000	07/01/29	1,136,726
1,000,000		Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A	4.000	07/01/42	1,009,596
1,000,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/37	1,048,268
1,500,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2015A	5.000	12/01/36	1,507,466
2,500,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2023A	5.000	01/01/47	2,680,942
4,000,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2023A	5.000	01/01/50	4,258,923
1,155,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2023B	5.000	01/01/48	1,243,232
3,000,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2024A	5.000	01/01/49	3,235,969
4,500,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.500	12/01/29	4,856,595
5,665,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/37	6,207,485
805,000		Surprise, Arizona, Utility System Revenue Bonds, Refunding Senior Lien Series 2018	5.000	07/01/36	855,197
3,000,000		Yuma, Arizona, Utilities System Revenue Bonds, Series 2021 - BAM Insured	4.000	07/01/40	3,024,987

		TOTAL UTILITIES			45,019,793

		TOTAL MUNICIPAL BONDS (Cost $226,944,085)			224,616,190

		TOTAL LONG-TERM INVESTMENTS (Cost $226,944,085)			224,616,190

See Notes to Financial Statements	33

Portfolio of Investments February 28, 2025 (continued)

NAZ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.2% (0.1% of Total Investments)
		MUNICIPAL BONDS - 0.2% (0.1% of Total Investments)
		HEALTH CARE - 0.2% (0.1% of Total Investments)
$330,000	(e)	Phoenix Industrial Development Authority, Arizona, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2014B	1.200%	11/15/52	$330,000

		TOTAL HEALTH CARE			330,000

		TOTAL MUNICIPAL BONDS (Cost $330,000)			330,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $330,000)			330,000

		TOTAL INVESTMENTS - 159.4% (Cost $227,274,085)			224,946,190

		AMTP SHARES, NET - (62.6)% (f)			(88,267,371)

		OTHER ASSETS & LIABILITIES, NET - 3.2%			4,417,505

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%		$141,096,324

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

AMT	Alternative Minimum Tax

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $14,462,451 or 6.4% of Total Investments.

(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(c)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(d)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(e)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(f)	AMTP Shares, Net as a percentage of Total Investments is 39.2%.

34	See Notes to Financial Statements

Portfolio of Investments February 28, 2025

NKX

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 168.9% (100.0% of Total Investments)
		MUNICIPAL BONDS - 168.9% (100.0% of Total Investments)
		CONSUMER STAPLES - 0.0% (0.0% of Total Investments)
$235,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	4.000%	06/01/49	$218,737

		TOTAL CONSUMER STAPLES			218,737

		EDUCATION AND CIVIC ORGANIZATIONS - 8.0% (4.7% of Total Investments)
1,515,000		California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2023	5.000	11/01/53	1,628,558
700,000	(a)	California Enterprise Development Authority, Charter School Revenue Bonds, Academy for Academic Excellence Project, Series 2020A	5.000	07/01/50	702,721
500,000	(a)	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science & Language Academy Project, Series 2021	4.000	07/01/61	397,074
6,760,000		California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles County Museum of Natural History Foundation, Series 2020	4.000	07/01/50	6,538,350
455,000	(a)	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A	5.500	06/01/53	455,283
1,000,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B	5.000	10/01/39	1,004,839
995,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A	5.000	07/01/46	988,427
1,560,000	(a)	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A	6.875	01/01/42	1,512,611
1,000,000		California Municipal Finance Authority, Revenue Bonds, The Master’s University & Seminary, Series 2019	5.000	08/01/48	1,000,856
1,100,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A	5.000	06/01/59	960,939
250,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Aspire Public School - Obligated Group, Issue No.6, Series 2020A	5.000	08/01/42	252,937
1,000,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Camino Nuevo Charter Academy Sustainability Series 2023A	5.000	06/01/43	1,014,006
415,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Lifeline Education Charter School Project, Series 2020A	5.000	07/01/55	415,739
555,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Stem Preparatory Schools Obligated Group, Series 2023A	5.125	06/01/53	564,647
635,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A	5.000	07/01/45	636,124
750,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A	5.000	07/01/46	751,269
4,925,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C	5.000	07/01/46	4,960,010
280,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A	5.750	07/01/41	284,921
5,500,000		California State University, Systemwide Revenue Bonds, Series 2024A	4.000	11/01/49	5,472,039
1,115,000		California State University, Systemwide Revenue Bonds, Series 2024A	4.000	11/01/55	1,106,362
7,710,000		University of California, General Revenue Bonds, Limited Project Series 2017M	5.000	05/15/47	7,920,562
10,000,000		University of California, General Revenue Bonds, Limited Project Series 2018O	5.000	05/15/43	10,429,245

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			48,997,519

See Notes to Financial Statements	35

Portfolio of Investments February 28, 2025 (continued)

NKX

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HEALTH CARE - 34.4% (20.4% of Total Investments)
$13,295,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B	4.000%	11/15/41	$13,288,230
15,875,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B	5.000	11/15/46	16,129,630
10,000,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A	4.000	11/15/48	9,736,443
5,375,000	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A	4.000	03/01/39	5,384,795
7,760,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health System, Series 2021A	4.000	08/15/48	7,648,265
7,900,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	5.000	08/15/42	8,004,097
4,265,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	5.000	08/15/47	4,296,681
1,000,000	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2012A	5.000	11/15/35	1,002,332
2,930,000	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019	4.000	11/15/45	2,794,742
3,390,000	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A	4.000	04/01/44	3,297,320
7,500,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital at Stanford, Refunding Forward Delivery Series 2022A	4.000	05/15/46	7,520,355
5,235,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital at Stanford, Refunding Forward Delivery Series 2022A	4.000	05/15/51	5,125,959
795,000	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A	5.000	10/01/38	796,864
6,760,000	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B	5.000	10/01/44	6,772,896
15,660,000	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A	4.000	10/01/47	14,917,415
9,450,000	California Health Facilities Financing Authority, Revenue Bonds, Stanford Health Care, Series 2020A	4.000	08/15/50	9,343,502
12,100,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Adventist Health Energy Projects, Series 2024A	5.250	07/01/49	12,875,870
5,495,000	California Municipal Finance Authority, Revenue Bonds, Community Health System, Series 2021A - AGM Insured	4.000	02/01/51	5,322,589
7,700,000	California Municipal Finance Authority, Revenue Bonds, Community Health System, Series 2021A	4.000	02/01/51	7,181,644
2,000,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	5.000	07/01/42	2,031,664
250,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	5.000	07/01/47	252,859
1,635,000	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015	5.000	11/01/35	1,635,420
1,000,000	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015	5.000	11/01/40	1,000,070
3,000,000	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015	5.000	11/01/44	2,982,559
2,690,000	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/36	2,724,438
2,585,000	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/41	2,600,900
1,000,000	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.000	11/01/47	978,114
3,200,000	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/47	3,204,070
1,855,000	California Municipal Financing Authority, Certificates of Participation, Palomar Health, Series 2022A - AGM Insured	5.250	11/01/52	1,924,913
500,000	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017	5.000	10/15/37	506,922
13,615,000	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017	5.000	10/15/47	13,632,148

36	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$1,100,000		California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016	5.000%	10/01/46	$1,108,162
1,200,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/44	1,200,590
4,000,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.500	12/01/54	4,001,848
1,535,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	1,545,175
15,205,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.500	12/01/58	15,593,923
1,940,000		California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A	4.000	08/01/45	1,741,680
845,000		California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2022A - AGM Insured	5.250	08/15/52	899,103
2,715	(b),(c)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	12/31/24	2,715
16,442	(b),(c)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/30	16,442
407	(b),(c)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/35	407
2,550,000		Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2017	5.000	11/01/32	2,396,572
8,895,000		Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016	4.000	11/01/39	6,867,363
520,000		Washington Township Health Care District, California, Revenue Bonds, Series 2023A	5.750	07/01/48	563,079

		TOTAL HEALTH CARE			210,850,765

		HOUSING/MULTIFAMILY - 18.0% (10.6% of Total Investments)
5,915,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A	4.000	02/01/56	3,929,402
7,570,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2	4.000	08/01/47	6,174,499
5,355,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A	5.000	02/01/50	3,978,114
230,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2	4.000	02/01/50	181,593
1,645,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, The Arbors, Series 2020A	5.000	08/01/50	1,583,125
500,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A	5.000	08/01/49	472,620
5,345,000	(a)	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A	5.000	04/01/49	4,613,729
7,084,415		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2	4.000	03/20/33	7,129,506
6,179,760		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1	3.500	11/20/35	6,029,453
1,109,563		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1	4.250	01/15/35	1,144,251
6,019,860		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Social Certificates Series 2023-1	4.375	09/20/36	6,249,118

See Notes to Financial Statements	37

Portfolio of Investments February 28, 2025 (continued)

NKX

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSING/MULTIFAMILY (continued)
$160,000	(a)	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Refunding Series 2023A	5.250%	07/01/40	$173,914
8,205,000	(a)	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Series 2021A-2	4.000	04/01/56	6,387,451
2,740,000	(a)	CMFA Special Finance Agency, California, Essential Housing Revenue Bonds, Enclave Apartments, Senior Series 2022A-1	4.000	08/01/58	2,154,898
1,440,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1	3.600	05/01/47	1,217,806
3,980,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2	3.250	05/01/57	2,815,048
6,135,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A	4.000	10/01/56	5,391,500
250,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-1	3.500	10/01/46	207,236
7,065,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2	4.000	10/01/56	5,651,176
9,125,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A	5.000	01/01/54	8,060,969
7,485,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2	4.000	10/01/56	5,844,718
770,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.000	07/01/43	618,464
3,340,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.125	07/01/56	2,307,835
2,485,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2	4.000	09/01/56	1,944,155
155,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B	4.000	03/01/57	117,643
3,775,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A	4.000	08/01/56	3,363,694
1,360,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B	4.000	12/01/56	1,064,730
555,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2	3.000	12/01/56	396,998
2,720,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2	4.000	07/01/56	2,223,591
1,975,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-1	3.000	06/01/47	1,411,295
7,200,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-2	3.125	06/01/57	4,505,022
7,285,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1	3.000	12/01/49	5,030,840
3,285,000		Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013	5.000	04/15/38	3,288,271
670,000		La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding Series 2014	5.000	06/15/44	670,345
185,000		La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding Series 2014	5.000	06/15/49	185,071

38	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSING/MULTIFAMILY (continued)
$1,420,000		Los Angeles Housing Authority, California, Multifamily Housing Revenue Bonds, Clarendon Apartments, Senior Series 2024A	4.400%	12/01/54	$1,330,902
510,000		Los Angeles Housing Authority, California, Multifamily Housing Revenue Bonds, Clarendon Apartments, Senior Series 2024A	4.500	12/01/59	480,188
1,965,000		Los Angeles Housing Authority, California, Multifamily Housing Revenue Bonds, Clarendon Apartments, Senior Series 2024A	4.550	12/01/61	1,864,464

		TOTAL HOUSING/MULTIFAMILY			110,193,634

		LONG-TERM CARE - 0.3% (0.2% of Total Investments)
630,000		California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for Persons with Developmental Disabilities, Series 2011A	6.250	02/01/26	631,810
1,275,000		California Health Facilities Financing Authority, Revenue Bonds, Northern California Presbyterian Homes & Services Inc., Refunding Series 2015	5.000	07/01/44	1,279,589

		TOTAL LONG-TERM CARE			1,911,399

		TAX OBLIGATION/GENERAL - 32.4% (19.2% of Total Investments)
2,210,000		Butte-Glenn Community College District, Butte and Glenn Counties, California, General Obligation Bonds, Election 2016 Series 2017A	5.250	08/01/46	2,286,290
1,600,000		California State, General Obligation Bonds, Refunding Various Purpose Bid Group C Series 2016	5.000	09/01/32	1,649,028
13,000,000		California State, General Obligation Bonds, Refunding Various Purpose Series 2018. Bid Group C	5.000	08/01/37	13,847,851
5,390,000		California State, General Obligation Bonds, Various Purpose Series 2015	5.000	08/01/45	5,422,744
3,000,000		California State, General Obligation Bonds, Various Purpose Series 2017	5.000	11/01/47	3,103,721
5,000,000		California State, General Obligation Bonds, Various Purpose Series 2018. Bid Group A/B	5.000	10/01/48	5,207,805
20,750,000		Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2005 Series 2010C - AGM Insured	0.000	08/01/43	9,277,306
4,500,000		Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2018B	4.000	08/01/43	4,511,703
1,725,000		Los Angeles Community College District, California, General Obligation Bonds, 2008 Election Series 2017J	4.000	08/01/41	1,735,629
1,500,000		Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2015A	4.000	08/01/45	1,500,086
1,150,000		Monterey Peninsula Community College District, Monterey County, California, General Obligation Bonds, Election of 2020 Series 2024B	4.000	08/01/51	1,143,138
4,500,000		Mount Diablo Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2010A - AGM Insured	5.500	08/01/30	4,550,461
16,744,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	16,138,962
5,000,000		San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2024, Series 2025A-1	4.000	08/01/50	4,995,944
11,980,000		San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012R-1	0.000	07/01/31	9,846,394
3,400,000		San Francisco Community College District, California, General Obligation Bonds, Election 2020 Series 2020A	4.000	06/15/45	3,391,293
1,580,000		Santa Ana College Improvement District 1, Orange County, California, General Obligation Bonds, Rancho Santiago Community College District, Election of 2012, Series 2019C	3.000	08/01/39	1,424,672
10,000,000		Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C	0.000	08/01/41	5,254,190
23,280,000	(d)	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2011D - AGC Insured	0.000	08/01/47	26,456,237

See Notes to Financial Statements	39

Portfolio of Investments February 28, 2025 (continued)

NKX

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$38,845,000	(d)	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2011D - AGM Insured	0.000%	08/01/50	$44,206,352
15,780,000	(d)	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds, Election of 2006, Series 2010 - AGM Insured	0.000	08/01/49	14,288,282
8,625,000		Walnut Creek School District, Contra Costa County, California, General Obligation Bonds, Election 2022 Series 2023A	4.000	09/01/52	8,637,522
2,500,000		Washington Township Health Care District, California, General Obligation Bonds, 2020 Election Series 2023B - AGM Insured	4.500	08/01/53	2,559,941
8,345,000	(d)	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D	0.000	08/01/42	7,168,251

		TOTAL TAX OBLIGATION/GENERAL			198,603,802

		TAX OBLIGATION/LIMITED - 17.2% (10.2% of Total Investments)
2,465,000		Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A - AGM Insured	5.125	08/01/26	2,468,289
210,000		Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B	5.000	09/02/36	210,094
2,065,000		California State Public Works Board, Lease Revenue Bonds, Department of Education, Riverside Campus Project, Series 2012H	5.000	04/01/31	2,068,003
545,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B	5.000	09/02/46	549,783
1,000,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017C	5.000	09/02/47	1,013,701
745,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A	5.000	09/02/47	760,203
750,000		Corona, California, Special Tax Bonds, Community Facilities District 2018-1 Bedford, Series 2018A	5.000	09/01/48	761,174
3,795,000	(a)	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services Facility Phase II, Series 2001 - AMBAC Insured	5.250	01/01/34	3,804,426
185,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2022A-1	5.000	06/01/51	191,968
7,930,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/31	8,000,364
4,000,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/39	4,023,510
1,110,000		Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015	5.000	09/01/40	1,114,715
1,000,000		Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015	5.000	09/02/40	1,002,613
2,760,000		Los Angeles County Facilities Inc, California, Lease Revenue Bonds, Vermont Corridor County Administration Building, Series 2018A	5.000	12/01/51	2,863,024
15,000,000		Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A	5.000	06/01/38	15,329,066
3,220,000		Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A	5.000	07/01/44	3,386,027
1,000,000		Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2014-2, Series 2017	5.000	09/01/47	1,014,865
4,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	1,348,161
32,445,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	8,085,800

40	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$21,539,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000%	07/01/58	$21,629,787
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	997,503
1,482,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	1,473,605
3,175,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	3,140,821
2,160,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Refunding Series 2022A-1 - AGM Insured	5.250	09/01/52	2,307,860
400,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015	5.000	09/01/33	402,621
635,000		San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue Bonds, Centre City Project, Series 2003B	5.250	09/01/26	635,980
550,000		San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014	5.000	08/01/39	552,029
20,000		Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011	7.000	10/01/26	20,059
3,600,000		Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A	5.000	09/01/33	3,729,677
2,145,000	(a)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	6.125	09/01/37	2,257,198
990,000	(a)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	6.250	09/01/47	1,029,394
600,000		Tracy, California, Special Tax Bonds, Community Facilities District 2016-1 Tracy Hills, Improvement Area 2, Series 2023	5.250	09/01/38	645,214
635,000		Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A	5.000	10/01/45	645,954
2,540,000		Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A	5.000	10/01/49	2,567,976
3,965,000		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A - AGM Insured	5.000	10/01/32	4,000,270
350,000		West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015	5.250	09/01/35	352,808
790,000		West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015	5.250	09/01/45	793,474

		TOTAL TAX OBLIGATION/LIMITED			105,178,016

		TRANSPORTATION - 15.0% (8.9% of Total Investments)
6,500,000		Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7	4.000	04/01/47	6,477,658
2,000,000		Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A	4.000	01/15/46	1,964,363
150,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015E	5.000	05/15/31	150,647
4,000,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019E	5.000	05/15/49	4,167,872
3,000,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series 2023A	5.000	07/01/53	3,237,414
3,000,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021A	4.000	07/01/51	2,934,430
4,230,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021A	4.000	07/01/56	4,108,966
5,770,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021A	5.000	07/01/56	6,127,863
9,500,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2023D	5.250	05/01/48	10,523,680

See Notes to Financial Statements	41

Portfolio of Investments February 28, 2025 (continued)

NKX

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION (continued)
$4,535,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B	5.000%	05/01/47	$4,659,618
44,650,000	(e)	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B, (UB)	5.000	05/01/47	45,876,947
2,025,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A	4.000	01/15/50	1,958,255

		TOTAL TRANSPORTATION			92,187,713

		U.S. GUARANTEED - 12.9% (7.7% of Total Investments) (f)
430,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, (Pre-refunded 8/15/25)	5.000	08/15/43	434,761
2,040,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-refunded 11/15/26)	5.000	11/15/46	2,125,872
18,430,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, (Pre-refunded 11/15/25)	5.000	11/15/41	18,749,856
2,250,000		California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, (Pre-refunded 1/01/28) - AMBAC Insured	5.000	07/01/36	2,413,331
2,000,000		Chaffey Community College District, San Bernardino County, California, General Obligation Bonds, Taxable Refunding Series 2019, (Pre-refunded 6/01/28)	4.000	06/01/43	2,098,390
45,825,000		Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, (Pre-refunded 6/01/25)	5.000	06/01/45	46,096,142
7,555,000		San Francisco City and County Public Utilities Commission, California, Wastewater Revenue Notes, Green Series 2021A, (ETM)	1.000	10/01/25	7,439,149

		TOTAL U.S. GUARANTEED			79,357,501

		UTILITIES - 30.7% (18.1% of Total Investments)
30,055,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2021B-1, (Mandatory Put 8/01/31)	4.000	02/01/52	30,363,716
7,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023E-1, (Mandatory Put 3/01/31)	5.000	02/01/54	7,489,505
6,625,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023F, (Mandatory Put 11/01/30)	5.500	10/01/54	7,199,980
5,250,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023G, (Mandatory Put 4/01/30)	5.250	11/01/54	5,582,711
10,045,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024A, (Mandatory Put 4/01/32)	5.000	05/01/54	10,827,930
15,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024C, (Mandatory Put 10/01/32)	5.000	08/01/55	16,135,153
4,000,000	(a)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019	5.000	07/01/39	4,142,083
5,635,000		Central Valley Energy Authority, California, Commodity Supply Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)	5.000	12/01/55	6,190,418
6,190,000		East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2019A	5.000	06/01/49	6,503,318
2,490,000		Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A	5.000	11/15/35	2,750,261
1,835,000		Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A	5.500	11/15/37	2,138,980

42	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$6,015,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C	5.000%	07/01/47	$6,094,528
8,340,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A	5.000	07/01/45	8,592,740
5,190,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2020B	5.000	07/01/50	5,377,311
3,000,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2022B	5.000	07/01/47	3,164,681
1,145,000		Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Refunding Series 2016B	5.000	07/01/42	1,149,137
8,250,000		Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020C	5.000	07/01/38	8,898,403
9,500,000		Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015C	5.000	06/01/45	9,522,704
5,000,000		Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A	5.000	06/01/43	5,223,670
2,000,000		Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A	5.000	06/01/34	2,000,442
3,500,000		Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A	5.000	06/01/35	3,500,737
1,000,000		New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017A	5.000	06/15/46	1,029,671
2,000,000		Orange County Sanitation District, California, Wastewater Revenue Bonds, Refunding Series 2016A	5.000	02/01/35	2,038,766
8,660,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	8,793,832
2,000,000		San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B	5.000	08/01/37	2,055,570
600,000		San Joaquin County, California, Revenue Bonds, CSA County Service Area 31, Refunding Series 2018A	5.000	08/01/42	602,858
5,000,000		South Coast Water District Financing Authority, California, Revenue Bonds, Series 2019A	5.000	02/01/44	5,255,630
14,530,000		Southern California Public Power Authority, Southern Transmission System Renewal Project Revenue Bonds, Series 2023-1A	5.000	07/01/48	15,383,961

		TOTAL UTILITIES			188,008,696

		TOTAL MUNICIPAL BONDS (Cost $1,009,154,117)			1,035,507,782

		TOTAL LONG-TERM INVESTMENTS (Cost $1,009,154,117)			1,035,507,782

		FLOATING RATE OBLIGATIONS - (5.5)%			(33,485,000)

		MFP SHARES, NET - (22.8)% (g)			(140,055,236)

		VRDP SHARES, NET - (41.7)% (h)			(255,744,926)

		OTHER ASSETS & LIABILITIES, NET - 1.1%			6,834,249

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%		$ 613,056,869

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $128,461,805 or 12.4% of Total Investments.
(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c)	For fair value measurement disclosure purposes, investment classified as Level 3.
(d)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

See Notes to Financial Statements	43

Portfolio of Investments February 28, 2025 (continued)

NKX

(f)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g)	MFP Shares, Net as a percentage of Total Investments is 13.5%.
(h)	VRDP Shares, Net as a percentage of Total Investments is 24.7%.

44	See Notes to Financial Statements

Portfolio of Investments February 28, 2025

NCA

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 99.4% (100.0% of Total Investments)
		MUNICIPAL BONDS - 97.4% (98.0% of Total Investments)
		CONSUMER STAPLES - 0.7% (0.7% of Total Investments)
$70,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	4.000%	06/01/49	$65,156
4,895,000		Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A	0.000	06/01/41	1,970,648

		TOTAL CONSUMER STAPLES			2,035,804

		EDUCATION AND CIVIC ORGANIZATIONS - 3.3% (3.3% of Total Investments)
2,000,000		California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles County Museum of Natural History Foundation, Series 2020	4.000	07/01/50	1,934,423
1,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/43	1,012,541
335,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A	5.000	06/01/59	292,650
125,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Lifeline Education Charter School Project, Series 2020A	5.000	07/01/55	125,223
220,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A	5.000	07/01/46	220,372
1,425,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C	5.250	07/01/52	1,436,934
3,780,000		University of California, General Revenue Bonds, Limited Project Series 2017M	5.000	05/15/47	3,883,233
1,070,000		University of California, General Revenue Bonds, Series 2018AZ	5.000	05/15/38	1,132,665

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			10,038,041

		HEALTH CARE - 10.8% (10.9% of Total Investments)
4,105,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B	5.000	11/15/46	4,170,843
1,000,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A	5.000	11/15/36	1,048,302
2,045,000		California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019	4.000	11/15/45	1,950,597
1,815,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A	4.000	04/01/44	1,765,380
3,700,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A	4.000	04/01/49	3,523,173
445,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2024A	5.250	12/01/49	484,480
240,000		California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A	5.000	10/01/38	240,563
840,000		California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B	5.000	10/01/44	841,602
3,245,000		California Infrastructure and Economic Development Bank, Revenue Bonds, Adventist Health Energy Projects, Series 2024A	5.250	07/01/49	3,453,074
1,600,000		California Municipal Finance Authority, Revenue Bonds, Community Health System, Series 2021A - AGM Insured	4.000	02/01/51	1,549,798
2,000,000		California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	4.000	07/01/47	1,829,746
120,000		California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	5.000	07/01/47	121,372
100,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/41	100,615
1,090,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.000	11/01/47	1,066,144
400,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/47	400,509
520,000		California Municipal Financing Authority, Certificates of Participation, Palomar Health, Series 2022A - AGM Insured	5.250	11/01/52	539,598

See Notes to Financial Statements	45

Portfolio of Investments February 28, 2025 (continued)

NCA

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$1,000,000		California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016	5.000%	10/01/46	$1,007,420
150,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/34	150,110
5,800,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	5,838,446
1,000,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.500	12/01/58	1,025,579
245,000		California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2022A - AGM Insured	5.250	08/15/52	260,687
2,000,000		University of California Regents, Medical Center Pooled Revenue Bonds, Series 2022P	5.000	05/15/47	2,153,158

		TOTAL HEALTH CARE			33,521,196

		HOUSING/MULTIFAMILY - 9.3% (9.4% of Total Investments)
1,445,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A	4.000	02/01/56	959,930
2,190,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2	4.000	08/01/47	1,786,282
1,650,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A	5.000	02/01/50	1,225,750
1,285,000	(a)	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A	5.000	04/01/49	1,109,194
2,017,906		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2	4.000	03/20/33	2,030,749
1,795,185		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1	3.500	11/20/35	1,751,522
315,061		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1	4.250	01/15/35	324,911
1,765,037		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Social Certificates Series 2023-1	4.375	09/20/36	1,832,256
2,320,000	(a)	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Series 2021A-2	4.000	04/01/56	1,806,080
800,000	(a)	CMFA Special Finance Agency, California, Essential Housing Revenue Bonds, Enclave Apartments, Senior Series 2022A-1	4.000	08/01/58	629,167
125,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1	3.600	05/01/47	105,712
1,130,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2	3.250	05/01/57	799,247
1,465,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A	4.000	10/01/56	1,287,457
2,005,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2	4.000	10/01/56	1,603,766
2,710,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A	5.000	01/01/54	2,393,997
2,120,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2	4.000	10/01/56	1,655,418
220,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.000	07/01/43	176,704
950,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.125	07/01/56	656,420

46	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSING/MULTIFAMILY (continued)
$405,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2	4.000%	09/01/56	$316,854
860,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A	4.000	08/01/56	766,299
530,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B	4.000	12/01/56	414,932
555,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2	3.000	12/01/56	396,998
795,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2	4.000	07/01/56	649,910
560,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-1	3.000	06/01/47	400,165
2,035,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-2	3.125	06/01/57	1,273,294
2,080,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1	3.000	12/01/49	1,436,396
435,000		Los Angeles Housing Authority, California, Multifamily Housing Revenue Bonds, Clarendon Apartments, Senior Series 2024A	4.400	12/01/54	407,706
755,000		Los Angeles Housing Authority, California, Multifamily Housing Revenue Bonds, Clarendon Apartments, Senior Series 2024A	4.500	12/01/59	710,866

		TOTAL HOUSING/MULTIFAMILY			28,907,982

		LONG-TERM CARE - 0.1% (0.1% of Total Investments)
280,000		California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for Persons with Developmental Disabilities, Series 2011A	6.250	02/01/26	280,804

		TOTAL LONG-TERM CARE			280,804

		TAX OBLIGATION/GENERAL - 24.2% (24.3% of Total Investments)
4,000,000		Anaheim Union High School District, Orange County, California, General Obligation Bonds, 2014 Election Series 2019 - BAM Insured	3.000	08/01/40	3,666,885
10,000,000		Berkeley Unified School District, Alameda County, California, General Obligation Bonds, Election of 2020 Series 2024D	4.000	08/01/54	10,005,363
375,000		Butte-Glenn Community College District, Butte and Glenn Counties, California, General Obligation Bonds, Election 2016 Series 2017A	5.250	08/01/46	387,945
5,000		California State, General Obligation Bonds, Series 2013	5.000	02/01/29	5,008
3,000,000		California State, General Obligation Bonds, Various Purpose Refunding Series 2015	5.000	08/01/34	3,021,669
2,000,000		California State, General Obligation Bonds, Various Purpose Series 2018. Bid Group A/B	5.000	10/01/48	2,083,122
5,000,000		California State, General Obligation Bonds, Various Purpose Series 2023	5.000	09/01/26	5,190,456
1,000,000		Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Election 2012 Series 2017C	5.250	08/01/47	1,029,926
5,000,000		Chino Valley Unified School District, San Bernardino County, California, General Obligation Bonds, 2016 Election Series 2020B	5.000	08/01/55	5,259,811
4,200,000		Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2019C	4.000	08/01/49	4,172,379
2,000,000		Desert Community College District, Riverside County, California, General Obligation Bonds, Election of 2016 Series 2024	4.000	08/01/51	1,997,751
690,000		Los Angeles Community College District, California, General Obligation Bonds, 2008 Election Series 2017J	4.000	08/01/41	694,252
2,000,000		Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2015A	4.000	08/01/40	2,001,374

See Notes to Financial Statements	47

Portfolio of Investments February 28, 2025 (continued)

NCA

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$519,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000%	07/01/41	$500,246
5,000,000		San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2024, Series 2025A-1	4.000	08/01/50	4,995,944
11,875,000	(b)	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A	0.000	09/01/41	12,739,882
19,860,000	(b)	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D	0.000	08/01/42	17,059,492

		TOTAL TAX OBLIGATION/GENERAL			74,811,505

		TAX OBLIGATION/LIMITED - 9.0% (9.1% of Total Investments)
70,000		Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B	5.000	09/02/36	70,031
1,000,000		California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019	5.000	08/01/44	1,054,188
165,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B	5.000	09/02/46	166,448
400,000		Corona, California, Special Tax Bonds, Community Facilities District 2018-1 Bedford, Series 2018A	5.000	09/01/48	405,960
55,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2022A-1	5.000	06/01/51	57,071
1,000,000		Los Angeles County Facilities Inc, California, Lease Revenue Bonds, Vermont Corridor County Administration Building, Series 2018A	5.000	12/01/51	1,037,328
4,000,000		Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A	5.000	06/01/39	4,083,848
2,300,000		Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A	5.000	07/01/42	2,383,307
4,923,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	4,943,750
29,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	28,928
2,095,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	2,072,447
625,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Refunding Series 2022A-1 - AGM Insured	5.250	09/01/52	667,784
140,000		San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014	5.000	08/01/39	140,517
5,000,000		San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A - NPFG Insured	5.000	08/01/41	5,084,321
55,000		Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011	7.000	10/01/26	55,164
1,000,000		Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A	5.000	09/01/33	1,036,021
765,000		Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A	5.000	09/01/43	781,557
1,335,000		Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2018	5.000	09/01/43	1,363,659
195,000	(a)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	5.750	09/01/32	205,584

48	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$2,185,000	Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A	5.000%	10/01/45	$2,222,690

	TOTAL TAX OBLIGATION/LIMITED			27,860,603

	TRANSPORTATION - 18.1% (18.2% of Total Investments)
1,000,000	Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)	4.375	07/01/49	991,446
225,000	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc. Los Angeles International Airport Project, Series 2019, (AMT)	4.000	07/15/29	224,813
10,415,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, (AMT)	5.000	05/15/44	10,538,343
2,670,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019D, (AMT)	5.000	05/15/33	2,796,831
1,480,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2022A, (AMT)	5.000	05/15/45	1,545,877
2,345,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, International Senior Series 2023B, (AMT)	5.250	07/01/58	2,488,612
3,075,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021A	4.000	07/01/51	3,007,791
4,200,000	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2023C, (AMT)	5.500	05/01/40	4,692,616
1,035,000	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2025A, (AMT)	5.250	05/01/55	1,104,292
2,885,000	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2025A, (AMT)	5.500	05/01/55	3,135,424
16,295,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B	5.000	05/01/47	16,742,774
3,740,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C	5.000	05/01/46	3,792,534
4,160,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT)	5.000	05/01/43	4,236,735
665,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A	4.000	01/15/50	643,081
100,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B	5.250	01/15/44	100,050

	TOTAL TRANSPORTATION			56,041,219

	U.S. GUARANTEED - 1.5% (1.5% of Total Investments) (c)
285,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, (Pre-refunded 8/15/25)	5.000	08/15/43	288,155
795,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-refunded 11/15/26)	5.000	11/15/46	828,465
130,000	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)	4.000	04/01/49	138,452
3,000,000	Chaffey Community College District, San Bernardino County, California, General Obligation Bonds, Taxable Refunding Series 2019, (Pre-refunded 6/01/28)	4.000	06/01/43	3,147,584
80,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, (Pre-refunded 6/01/25)	5.000	06/01/40	80,473
100,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, (Pre-refunded 6/01/25)	5.000	06/01/40	100,592

	TOTAL U.S. GUARANTEED			4,583,721

See Notes to Financial Statements	49

Portfolio of Investments February 28, 2025 (continued)

NCA

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES - 20.4% (20.5% of Total Investments)
$9,570,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024A, (Mandatory Put 4/01/32)	5.000%	05/01/54	$10,315,908
1,375,000	(a)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	07/01/37	1,377,747
3,750,000	(a)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	11/21/45	3,752,434
1,500,000	(a)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019	5.000	07/01/39	1,553,281
2,815,000		Central Valley Energy Authority, California, Commodity Supply Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)	5.000	12/01/55	3,092,462
1,800,000		Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A	5.500	11/15/37	2,098,182
835,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B	5.000	07/01/37	840,803
2,425,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D	5.000	07/01/48	2,477,195
3,395,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2020B	5.000	07/01/45	3,542,324
3,795,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2022A	5.000	07/01/51	3,954,080
4,150,000		Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Series 2022B	5.000	07/01/47	4,369,370
1,500,000		Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018B	5.000	07/01/38	1,564,521
2,500,000		Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020C	5.000	07/01/36	2,714,805
6,000,000		Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020C	5.000	07/01/38	6,471,566
3,000,000		M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C	6.500	11/01/39	3,791,318
2,000,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	2,030,908
5,775,000		Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A	5.000	08/01/39	6,117,146
3,000,000		San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B	5.000	08/01/37	3,083,355

		TOTAL UTILITIES			63,147,405

		TOTAL MUNICIPAL BONDS (Cost $294,230,348)			301,228,280

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE DEMAND PREFERRED SHARES - 2.0% (2.0% of Total Investments)
$3,800,000	(a),(d)	BlackRock California Municipal Income Trust, Series W-7, LIQ: Barclays Bank PLC	3.650	09/01/54	$3,800,000
2,500,000	(a),(d)	BlackRock MuniHoldings California Quality Fund Inc, Series W-7, LIQ: Barclays Bank PLC	3.650	09/01/54	2,500,000

		TOTAL VARIABLE RATE DEMAND PREFERRED SHARES (Cost $6,300,000)			6,300,000

		TOTAL LONG-TERM INVESTMENTS (Cost $300,530,348)			307,528,280

		OTHER ASSETS & LIABILITIES, NET - 0.6%			1,860,209

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$309,388,489

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

AMT	Alternative Minimum Tax
LIQ	Liquidity Agreement

50	See Notes to Financial Statements

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

As of the end of the reporting period, the aggregate value of these securities is $44,175,736 or 14.4% of Total Investments.

(b)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(c)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d)	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The rate shown is the coupon as of the end of the reporting period.

See Notes to Financial Statements	51

Portfolio of Investments February 28, 2025

NAC

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 167.3% (100.0% of Total Investments)
		MUNICIPAL BONDS - 167.3% (100.0% of Total Investments)
		CONSUMER STAPLES - 0.9% (0.5% of Total Investments)
$1,000,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A	5.000%	06/01/47	$959,734
2,575,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A	4.000	06/01/49	2,396,797
1,285,000		California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1	5.000	06/01/49	1,302,046
44,035,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2	0.000	06/01/66	5,194,413
19,000,000		Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007B	0.000	06/01/47	5,246,101

		TOTAL CONSUMER STAPLES			15,099,091

		EDUCATION AND CIVIC ORGANIZATIONS - 8.0% (4.8% of Total Investments)
6,995,000		California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B	4.000	04/01/47	6,840,644
5,725,000		California Educational Facilities Authority, Revenue Bonds, Stanford University Series 2016U-7	5.000	06/01/46	6,805,599
4,385,000		California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2023	5.000	11/01/53	4,713,680
650,000	(a)	California Enterprise Development Authority, Charter School Revenue Bonds, Academy for Academic Excellence Project, Series 2020A	5.000	07/01/55	651,241
1,500,000	(a)	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science & Language Academy Project, Series 2021	4.000	07/01/61	1,191,223
1,350,000	(a)	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A	5.500	06/01/53	1,350,838
800,000	(a)	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B	4.000	11/01/36	772,801
1,000,000	(a)	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B	4.500	11/01/46	933,925
1,210,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B	5.000	10/01/39	1,215,855
2,980,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B	5.000	10/01/57	2,833,440
1,000,000	(a)	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A	5.000	07/01/46	993,394
3,500,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/43	3,543,894
1,650,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	4.000	12/31/47	1,521,120
4,000,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/47	4,024,847
1,000,000		California Municipal Finance Authority, Revenue Bonds, The Master’s University & Seminary, Series 2019	5.000	08/01/48	1,000,856
3,250,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Arts in Action Charter Schools - Obligated Group, Series 2020A	5.000	06/01/59	2,839,139
750,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Aspire Public School - Obligated Group, Issue No.6, Series 2020A	5.000	08/01/42	758,810

52	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$1,550,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Camino Nuevo Charter Academy Sustainability Series 2023A	5.250%	06/01/53	$1,573,916
250,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A	5.000	05/01/27	251,016
1,215,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Lifeline Education Charter School Project, Series 2020A	5.000	07/01/55	1,217,163
1,100,000	(a)	California School Finance Authority, Charter School Revenue Bonds, Stem Preparatory Schools Obligated Group, Series 2023A	5.375	05/01/63	1,125,112
1,615,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A	5.000	07/01/45	1,617,858
2,150,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A	5.000	07/01/46	2,153,639
7,995,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C	5.000	07/01/46	8,051,834
8,340,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C	5.250	07/01/52	8,409,847
800,000	(a)	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A	6.000	07/01/51	812,589
3,430,000		California State University, Systemwide Revenue Bonds, Refunding Series 2015A	5.000	11/01/43	3,449,954
10,440,000		California State University, Systemwide Revenue Bonds, Series 2018A	5.000	11/01/43	10,970,722
2,935,000		University of California, General Revenue Bonds, Limited Project Series 2017M	5.000	05/15/52	3,006,168
8,500,000		University of California, General Revenue Bonds, Limited Project Series 2018O	5.000	05/15/43	8,864,858
10,390,000		University of California, General Revenue Bonds, Limited Project Series 2018O	4.000	05/15/48	10,260,977
14,215,000		University of California, General Revenue Bonds, Limited Project Series 2018O	5.000	05/15/48	14,724,935
3,930,000		University of California, General Revenue Bonds, Series 2018AZ	5.000	05/15/38	4,160,163
6,775,000		University of California, General Revenue Bonds, Series 2018AZ	5.000	05/15/48	7,022,176
12,810,000		University of California, General Revenue Bonds, Series 2020BE	4.000	05/15/47	12,745,049

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			142,409,282

		FINANCIALS - 0.0% (0.0% of Total Investments)
1,304,842	(b)	Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged From Cusip 74529JAP0	0.000	08/01/54	278,534

		TOTAL FINANCIALS			278,534

		HEALTH CARE - 29.2% (17.5% of Total Investments)
6,365,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B	4.000	11/15/41	6,361,759
19,795,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B	5.000	11/15/46	20,112,506
20,215,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A	4.000	11/15/48	19,682,219
13,110,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A	5.000	11/15/48	13,433,821
5,890,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A	5.000	11/15/38	6,152,420
7,960,000		California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A	4.000	03/01/39	7,974,506
7,810,000		California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2013A	4.000	03/01/43	7,456,321
15,000,000		California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2016B	4.000	08/15/39	15,062,747
7,400,000		California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A	5.000	08/15/47	7,454,969
4,750,000		California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital of Orange County, Series 2024A	5.000	11/01/49	5,178,656

See Notes to Financial Statements	53

Portfolio of Investments February 28, 2025 (continued)

NAC

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$16,625,000		California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019	4.000%	11/15/45	$15,857,540
30,630,000		California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019	5.000	11/15/49	30,912,969
31,810,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A	4.000	04/01/44	30,940,343
10,855,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A	4.000	04/01/45	10,458,761
2,720,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A	4.000	04/01/49	2,590,009
4,430,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2024A	5.250	12/01/49	4,823,024
24,625,000		California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital at Stanford, Refunding Forward Delivery Series 2022A	4.000	05/15/51	24,112,078
2,230,000		California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A	5.000	10/01/38	2,235,229
16,375,000		California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B	5.000	10/01/44	16,406,239
26,330,000		California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A	4.000	10/01/47	25,081,452
24,655,000		California Infrastructure and Economic Development Bank, Revenue Bonds, Adventist Health Energy Projects, Series 2024A	5.250	07/01/49	26,235,916
14,000,000		California Infrastructure and Economic Development Bank, Revenue Bonds, Adventist Health Energy Projects, Series 2024A	5.250	07/01/54	14,677,247
16,185,000		California Municipal Finance Authority, Revenue Bonds, Community Health System, Series 2021A - AGM Insured	4.000	02/01/51	15,677,179
3,095,000		California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	5.000	07/01/42	3,144,001
685,000		California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	5.000	07/01/47	692,832
11,830,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/36	11,981,449
1,420,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/41	1,428,734
9,335,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.000	11/01/47	9,130,693
6,770,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/47	6,778,611
5,330,000		California Municipal Financing Authority, Certificates of Participation, Palomar Health, Series 2022A - AGM Insured	5.250	11/01/52	5,530,881
12,485,000		California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017	5.000	10/15/47	12,500,725
14,550,000		California Public Finance Authority, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Fixed Period Series 2022A	4.000	07/15/51	14,215,344
5,310,000		California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016	5.000	10/01/46	5,349,401
1,000,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/34	1,000,730
1,200,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.250	12/01/44	1,200,590
2,375,000		California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A	5.500	12/01/54	2,376,097
13,235,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	13,322,731
46,490,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A	5.500	12/01/58	47,679,149
2,345,000		California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A	5.000	03/01/35	2,374,664

54	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$3,000,000		California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A	5.000%	03/01/45	$3,014,706
6,465,000		California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A	4.000	08/15/51	6,068,229
2,475,000		California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2022A - AGM Insured	5.250	08/15/52	2,633,467
39,224	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	12/31/24	39,224
42,792	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/30	42,792
29,956	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.750	07/01/35	29,956
40,387	(c),(d)	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A	5.500	07/01/39	40,387
3,920,000		Madera County, California, Certificates of Participation, Valley Children’s Hospital Project, Series 1995 - NPFG Insured	5.750	03/15/28	4,048,290
21,355,000		Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016	5.000	11/01/36	19,234,743
4,500,000		Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016	4.000	11/01/39	3,474,214
9,000,000		University of California Regents, Medical Center Pooled Revenue Bonds, Series 2022P	5.000	05/15/47	9,689,213
4,410,000		University of California Regents, Medical Center Pooled Revenue Bonds, Series 2022P	4.000	05/15/53	4,325,676
755,000		Washington Township Health Care District, California, Revenue Bonds, Series 2023A	5.750	07/01/53	811,472

		TOTAL HEALTH CARE			521,036,911

		HOUSING/MULTIFAMILY - 18.4% (11.0% of Total Investments)
11,535,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A	4.000	02/01/56	7,662,832
22,070,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2	4.000	08/01/47	18,001,477
35,110,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A	5.000	02/01/50	26,082,464
660,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2	4.000	02/01/50	521,093
2,020,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, The Arbors, Series 2020A	5.000	08/01/50	1,944,019
1,385,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A	5.000	08/01/49	1,309,158
9,320,000	(a)	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A	5.000	04/01/49	8,044,893
20,800,954		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2	4.000	03/20/33	20,933,348
13,275,909		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1	3.500	11/20/35	12,953,008
4,966,850		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-3	3.250	08/20/36	4,666,030
3,251,067		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series2019-1	4.250	01/15/35	3,352,704
17,586,275		California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Social Certificates Series 2023-1	4.375	09/20/36	18,256,023
1,465,000	(a)	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Refunding Series 2023A	5.500	07/01/50	1,586,299

See Notes to Financial Statements	55

Portfolio of Investments February 28, 2025 (continued)

NAC

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSING/MULTIFAMILY (continued)
$1,000,000	(a)	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Refunding Series 2023A	6.000%	07/01/53	$1,124,002
23,750,000	(a)	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Series 2021A-2	4.000	04/01/56	18,488,967
8,060,000	(a)	CMFA Special Finance Agency, California, Essential Housing Revenue Bonds, Enclave Apartments, Senior Series 2022A-1	4.000	08/01/58	6,338,860
3,265,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1	3.600	05/01/47	2,761,207
11,510,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2	3.250	05/01/57	8,141,005
12,910,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A	4.000	10/01/56	11,345,438
7,450,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-1	3.500	10/01/46	6,175,638
20,500,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2	4.000	10/01/56	16,397,610
25,110,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A	5.000	01/01/54	22,182,018
4,700,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-1	2.875	08/01/41	4,353,359
7,030,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2	3.125	08/01/56	5,487,749
3,565,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1	3.400	10/01/46	2,870,262
23,660,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2	4.000	10/01/56	18,475,088
2,215,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.000	07/01/43	1,779,087
9,645,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1	3.125	07/01/56	6,664,392
7,345,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2	4.000	09/01/56	5,746,407
450,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B	4.000	03/01/57	341,545
11,140,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A	4.000	08/01/56	9,926,239
4,020,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B	4.000	12/01/56	3,147,217
8,025,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2	4.000	07/01/56	6,560,412
2,010,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B	4.000	09/01/46	1,700,948
5,700,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-1	3.000	06/01/47	4,073,105
20,760,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-2	3.125	06/01/57	12,989,480
21,185,000		CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1	3.000	12/01/49	14,629,833

56	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HOUSING/MULTIFAMILY (continued)
$4,190,000	Los Angeles Housing Authority, California, Multifamily Housing Revenue Bonds, Clarendon Apartments, Senior Series 2024A	4.400%	12/01/54	$3,927,097
7,290,000	Los Angeles Housing Authority, California, Multifamily Housing Revenue Bonds, Clarendon Apartments, Senior Series 2024A	4.500	12/01/59	6,863,862

	TOTAL HOUSING/MULTIFAMILY			327,804,175

	LONG-TERM CARE - 0.5% (0.3% of Total Investments)
6,120,000	California Municipal Finance Authority, Revenue Bonds, HumanGood California Obligated Group, Refunding Series 2019	4.000	10/01/37	6,141,891
1,900,000	California Statewide Communities Development Authority, Revenue Bonds, Odd Fellows Home of California Project, Insured Refunding Series 2023A	4.000	04/01/43	1,894,636
1,000,000	California Statewide Communities Development Authority, Revenue Bonds, Odd Fellows Home of California Project, Insured Refunding Series 2023A	4.125	04/01/53	998,296

	TOTAL LONG-TERM CARE			9,034,823

	TAX OBLIGATION/GENERAL - 28.3% (16.9% of Total Investments)
4,125,000	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2004A - AGM Insured	0.000	08/01/25	4,075,550
20,995,000	Berkeley Unified School District, Alameda County, California, General Obligation Bonds, Election of 2020 Series 2024D	4.000	08/01/54	21,006,260
4,420,000	Butte-Glenn Community College District, Butte and Glenn Counties, California, General Obligation Bonds, Election 2016 Series 2017A	5.250	08/01/46	4,572,579
2,500,000	California State, General Obligation Bonds, Refunding Various Purpose Bid Group C Series 2016	5.000	09/01/32	2,576,607
2,100,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2016	5.000	08/01/33	2,159,230
4,000,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2016	5.000	09/01/35	4,116,055
3,570,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2021. Forward Delivery	5.000	09/01/41	3,933,629
50,000	California State, General Obligation Bonds, Series 2013	5.000	02/01/29	50,085
1,000,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2016	5.000	09/01/34	1,029,458
14,780,000	California State, General Obligation Bonds, Various Purpose Series 2017	5.000	11/01/47	15,290,999
5,000,000	California State, General Obligation Bonds, Various Purpose Series 2018. Bid Group A/B	5.000	10/01/48	5,207,805
1,770,000	California State, General Obligation Bonds, Various Purpose Series 2020	4.000	11/01/45	1,769,990
945,000	Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2002A - NPFG Insured	5.250	02/01/26	964,852
5,400,000	Central Unified School District, Fresno County, California, General Obligation Bonds, 2016 Election Series 2018B.	4.000	08/01/48	5,377,873
7,850,000	Cerritos Community College District, California, General Obligation Bonds, Election of 2022 Series 2024A	4.000	08/01/49	7,860,502
7,860,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2019C - BAM Insured	3.000	08/01/44	6,583,483
15,285,000	Desert Community College District, Riverside County, California, General Obligation Bonds, Election of 2016 Series 2024	4.000	08/01/51	15,267,812
5,000,000	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Election of 2016, Series 2017	4.000	08/01/46	4,979,951
15,250,000	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B	4.000	08/01/50	15,022,212
18,500,000	Grossmont Healthcare District, California, General Obligation Bonds, Refunding Series 2015D	4.000	07/15/40	18,499,047
6,185,000	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Refunding Series 2018	4.000	08/01/47	6,172,592
5,150,000	Hacienda La Puente Unified School District Facilities Financing Authority, California, General Obligation Revenue Bonds, Program Series 2007 - AGM Insured	5.000	08/01/26	5,330,012

See Notes to Financial Statements	57

Portfolio of Investments February 28, 2025 (continued)

NAC

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$3,000,000		Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation Bonds, 2016 Election, Series 2017A	4.000%	08/01/47	$2,993,981
5,585,000		Lake Elsinore Unified School District, Riverside County, California, General Obligation Bonds, 2016 Election Series B - BAM Insured	4.000	08/01/49	5,584,863
5,630,000	(e)	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010 - AGM Insured	0.000	08/01/45	4,811,679
4,140,000		Los Angeles Community College District, California, General Obligation Bonds, 2008 Election Series 2017J	4.000	08/01/41	4,165,510
1,285,000		Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Measure Q Series 2020C	4.000	07/01/40	1,317,678
3,100,000		Manteca Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2014 Series 2017B	4.000	08/01/42	3,103,974
10,000,000		Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2015A	4.000	08/01/40	10,006,869
7,500,000		Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2015A	4.000	08/01/45	7,500,430
4,100,000		Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001B - FGIC Insured	0.000	08/01/27	3,808,690
4,650,000		Monterey Peninsula Community College District, Monterey County, California, General Obligation Bonds, Election of 2020 Series 2024B	4.000	08/01/51	4,622,255
6,950,000		Morgan Hill Unified School District, Santa Clara County, California, General Obligation Bonds, Election 2012 Series 2017B	4.000	08/01/47	6,936,057
10,765,000		North Orange County Community College District, California, General Obligation Bonds, Election of 2002 Series 2003B - FGIC Insured	0.000	08/01/27	10,047,760
5,000,000		Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2020, Series 2023A - AGM Insured	5.250	08/01/48	5,502,825
10,330,000		Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A	0.000	08/01/35	6,081,461
5,000,000		Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011	6.375	08/01/45	5,942,252
7,350,000		Pleasant Valley School District, Ventura County, California, General Obligation Bonds, Refunding Series B	4.000	08/01/46	7,341,471
16,736,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	16,131,251
28,000,000		San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B	0.000	08/01/44	11,640,829
7,500,000		San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds Election of 2016 Green Series 2022D-1	4.250	08/01/52	7,581,568
9,760,000		San Francisco Community College District, California, General Obligation Bonds, Election 2020 Series 2020A	4.000	06/15/45	9,735,005
4,970,000		San Rafael City High School District, Marin County, California, General Obligation Bonds, Series 2004B - FGIC Insured	0.000	08/01/27	4,615,779
10,000,000		Santa Cruz City High School District, Santa Cruz County, California, General Obligation Bonds, Election of 2022, Series 2024A	4.000	08/01/54	10,020,947
4,175,000		Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2004 - FGIC Insured	0.000	08/01/25	4,124,113
5,530,000	(e)	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2011D - AGM Insured	0.000	08/01/50	6,293,246
26,000,000	(e)	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds, Election of 2006, Series 2010 - AGM Insured	0.000	08/01/49	23,542,163
4,740,000		Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2004 Election Series 2013B	5.500	08/01/38	4,752,294
4,830,000		Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2004 Election Series 2013B	5.500	08/01/40	4,842,142

58	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$20,510,000		Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2004 Election Series 2013B	5.000%	08/01/43	$20,508,905
4,355,000		Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A	5.500	08/01/38	4,366,295
3,500,000		Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A	5.500	08/01/40	3,508,799
8,410,000		Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2015B	4.000	08/01/45	8,100,547
750,000		Washington Township Health Care District, California, General Obligation Bonds, 2020 Election Series 2023B - AGM Insured	4.250	08/01/45	763,702
2,575,000		Washington Township Health Care District, California, General Obligation Bonds, 2020 Election Series 2023B	5.250	08/01/48	2,844,241
140,160,000	(e)	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D	0.000	08/01/42	120,397,729

		TOTAL TAX OBLIGATION/GENERAL			505,383,893

		TAX OBLIGATION/LIMITED - 14.6% (8.7% of Total Investments)
1,675,000		Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B	5.000	09/01/35	1,685,746
1,655,000		Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005 - AMBAC Insured	5.000	10/01/36	1,655,088
615,000		Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B	5.000	09/02/36	615,276
1,200,000		California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019	5.000	08/01/44	1,265,026
13,520,000		California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2014E	5.000	09/01/39	13,534,082
1,605,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B	5.000	09/02/46	1,619,084
2,550,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017C	5.000	09/02/47	2,584,938
2,000,000		California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A	5.000	09/02/47	2,040,812
1,355,000		Corona, California, Special Tax Bonds, Community Facilities District 2018-1 Bedford, Series 2018A	5.000	09/01/43	1,381,190
545,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2022A-1	5.000	06/01/51	565,527
9,000,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/32	9,076,578
11,000,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/39	11,064,651
1,955,000		Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A	5.000	09/01/43	1,969,126
810,000		Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015	5.000	09/01/40	813,441
1,000,000		Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015	5.000	09/02/40	1,002,613
5,620,000		Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A	5.000	06/01/37	5,749,114
10,455,000		Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A	5.000	06/01/38	10,684,359

See Notes to Financial Statements	59

Portfolio of Investments February 28, 2025 (continued)

NAC

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$5,000,000		Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A	5.000%	07/01/39	$5,297,679
20,735,000		Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A	5.000	07/01/44	21,804,124
3,995,000		Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A	5.000	07/01/42	4,139,700
2,000,000		Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series 2019E-1	5.000	12/01/49	2,096,767
1,835,000		Modesto, California, Speical Tax Bonds, Community Faclities District 2004-1 Village One 2, Refunding Series 2014	5.000	09/01/31	1,837,480
1,000,000		Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009	7.000	03/01/34	1,003,194
2,215,000		Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995 - NPFG Insured	7.400	08/01/25	2,246,087
6,055,000		Orange County Local Transportation Authority, California, Measure M2 Sales Tax Revenue Bonds, Limited Tax Series 2019	5.000	02/15/41	6,438,323
14,741,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	3,673,687
85,962,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	86,324,330
5,500,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	5,486,265
43,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	42,756
8,185,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	8,096,888
815,000		River Islands Public Financing Authority, California, Special Tax Bonds, Community Facilities District 2003-1 Improvement Area 1, Refunding Series 2022A-1 - AGM Insured	4.250	09/01/47	818,185
5,000,000		Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Limited Tax Series 2017B	5.000	06/01/38	5,239,101
385,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015	5.000	09/01/31	387,635
575,000		Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015	5.000	09/01/37	578,251
4,250,000		Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A - FGIC Insured	0.000	12/01/31	3,319,686
730,000		San Buenaventura Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Areas, Series 2008	7.750	08/01/28	732,792
1,325,000		San Buenaventura Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Areas, Series 2008	8.000	08/01/38	1,330,279
1,655,000		San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014	5.000	08/01/39	1,661,106
5,000,000		San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A - NPFG Insured	5.000	08/01/41	5,084,322
540,000		Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011	7.000	10/01/26	541,606
2,500,000		Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A	5.000	09/01/37	2,587,865
735,000	(a)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	5.500	09/01/27	761,115
1,435,000	(a)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	5.750	09/01/32	1,512,884
5,520,000	(a)	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017	6.250	09/01/47	5,739,650

60	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$1,700,000	Tracy, California, Special Tax Bonds, Community Facilities District 2016-1 Tracy Hills, Improvement Area 2, Series 2023	5.750%	09/01/48	$1,827,858
4,315,000	Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A	5.000	10/01/45	4,389,432
7,285,000	Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A	5.000	10/01/49	7,365,238
1,430,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A - AGM Insured	5.000	10/01/32	1,442,720

	TOTAL TAX OBLIGATION/LIMITED			261,113,656

	TRANSPORTATION - 29.3% (17.5% of Total Investments)
7,025,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2023F-2	4.125	04/01/54	7,064,298
10,000,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7	4.000	04/01/37	10,097,605
5,760,000	Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)	4.500	07/01/54	5,747,808
7,775,000	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc. Los Angeles International Airport Project, Series 2019, (AMT)	4.000	07/15/29	7,768,527
10,979,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A	4.000	01/15/46	10,783,373
375,000	Long Beach, California, Harbor Revenue Bonds, Series 2015D	5.000	05/15/42	375,929
7,500,000	Long Beach, California, Harbor Revenue Bonds, Series 2019A	5.000	05/15/49	7,856,173
3,730,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding & Subordinate Series 2022C, (AMT)	4.000	05/15/41	3,695,690
4,160,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Subordinate Lien Private Activity Series 2021A, (AMT)	5.000	05/15/46	4,314,931
20,895,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Subordinate Lien Private Activity Series 2021A, (AMT)	5.000	05/15/51	21,548,324
2,000,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, (AMT)	5.000	05/15/36	2,004,557
24,920,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, (AMT)	5.000	05/15/41	24,958,549
4,850,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Series 2022H, (AMT)	5.000	05/15/42	5,105,359
5,080,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Series 2022H, (AMT)	5.000	05/15/52	5,246,734
24,405,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, (AMT)	5.000	05/15/46	24,530,796
3,310,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, (AMT)	5.000	05/15/44	3,349,200
5,000,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, (AMT)	5.000	05/15/48	5,102,622
5,485,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019E	5.000	05/15/44	5,756,962
945,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, (AMT)	5.000	05/15/37	1,018,199
22,230,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, (AMT)	5.000	05/15/46	23,115,730
3,750,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2022A, (AMT)	5.000	05/15/45	3,916,919
4,780,000	Riverside County Transportation Commission, California, Toll Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C	4.000	06/01/47	4,707,379

See Notes to Financial Statements	61

Portfolio of Investments February 28, 2025 (continued)

NAC

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION (continued)
$7,750,000		Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1	4.000%	06/01/46	$7,697,023
23,740,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, International Senior Series 2023B, (AMT)	5.000	07/01/53	24,692,304
20,000,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, International Senior Series 2023B, (AMT)	5.250	07/01/58	21,224,840
3,600,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A	5.000	07/01/34	3,927,605
1,250,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A	5.000	07/01/36	1,356,987
6,000,000		San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2021A	4.000	07/01/51	5,868,860
16,410,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2023C, (AMT)	5.500	05/01/42	18,069,609
11,000,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2023C, (AMT)	5.500	05/01/43	12,044,867
1,845,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2023C, (AMT)	5.750	05/01/48	2,037,132
14,500,000	(f)	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2022A, (AMT), (UB)	5.000	05/01/52	14,959,047
4,135,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2025A, (AMT)	5.250	05/01/55	4,411,831
10,815,000		San Francisco Airport Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2025A, (AMT)	5.500	05/01/55	11,753,765
34,270,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B	5.000	05/01/47	35,211,712
3,040,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019A, (AMT)	5.000	05/01/38	3,172,923
43,180,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019A, (AMT)	5.000	05/01/44	44,208,198
25,885,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019A, (AMT)	5.000	05/01/49	26,308,277
22,835,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, (AMT)	5.000	05/01/46	22,913,182
10,910,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, (AMT)	5.000	05/01/42	11,060,318
3,775,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT)	5.000	05/01/48	3,821,269
24,820,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (AMT)	5.250	05/01/48	25,444,325
4,900,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, (AMT)	5.000	05/01/40	5,087,144
7,510,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019F	5.000	05/01/50	7,846,127
16,936,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A	4.000	01/15/50	16,377,784
6,250,000		San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, (AMT)	5.000	03/01/47	6,309,737

		TOTAL TRANSPORTATION			523,870,530

62	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		U.S. GUARANTEED - 9.0% (5.4% of Total Investments) (g)
$18,400,000		Antelope Valley Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, (Pre-refunded 2/15/27)	5.250%	08/01/42	$19,397,961
1,285,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, (Pre- refunded 8/15/25)	5.000	08/15/43	1,299,227
12,880,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre- refunded 11/15/26)	5.000	11/15/46	13,422,176
16,250,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, (Pre-refunded 11/15/25)	5.000	11/15/46	16,532,022
95,000		California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)	4.000	04/01/49	101,176
7,500,000		Desert Community College District, Riverside County, California, General Obligation Bonds, Refunding Series 2016, (Pre-refunded 2/01/26)	5.000	08/01/37	7,674,296
1,460,000		Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, (Pre-refunded 6/01/25)	5.000	06/01/40	1,468,639
1,790,000		Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, (Pre-refunded 6/01/25)	5.000	06/01/40	1,800,591
86,320,000		Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, (Pre-refunded 6/01/25)	5.000	06/01/45	86,830,747
825,000		Long Beach, California, Harbor Revenue Bonds, Series 2015D, (Pre-refunded 5/15/25)	5.000	05/15/42	828,630
55,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, (Pre-refunded 11/15/31), (AMT)	5.000	05/15/37	60,795
70,000		Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2021D, (Pre-refunded 11/15/31), (AMT)	5.000	05/15/46	77,375
5,840,000		Orange County Water District, California, Revenue Certificates of Participation, Series 1999A, (ETM)	5.375	08/15/29	6,308,739
905,000		Orange County Water District, California, Revenue Certificates of Participation, Series 2003B, (Pre-refunded 8/15/32) - NPFG Insured	5.000	08/15/34	1,046,235
2,000,000		Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, (ETM)	6.000	08/01/26	2,083,563
1,460,000		Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment Project Series 2007R - FGIC Insured, (ETM)	5.000	08/01/37	1,527,767
5,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, (Pre- refunded 5/01/28), (AMT)	5.000	05/01/48	5,204

		TOTAL U.S. GUARANTEED			160,465,143

		UTILITIES - 29.1% (17.4% of Total Investments)
5,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023E, (Mandatory Put 9/01/32)	5.000	02/01/55	5,429,963
44,950,000	(f)	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023G, (Mandatory Put 4/01/30), (UB)	5.250	11/01/54	47,798,639
29,560,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024A, (Mandatory Put 4/01/32)	5.000	05/01/54	31,863,974
8,915,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024G, (Mandatory Put 8/01/32)	5.000	11/01/55	9,490,604
3,925,000	(a)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000	07/01/37	3,932,840

See Notes to Financial Statements	63

Portfolio of Investments February 28, 2025 (continued)

NAC

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$69,535,000	(a)	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, (AMT)	5.000%	11/21/45	$69,580,142
2,200,000		East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A	5.000	06/01/45	2,271,251
5,000,000		East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2019A	5.000	06/01/49	5,253,084
2,500,000		El Dorado Irrigation District, California, Certificates of Participation, Revenue Bonds, Series 2024A	4.000	03/01/50	2,482,430
14,140,000		Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A	5.000	11/15/35	15,617,948
7,610,000		Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A	5.500	11/15/37	8,870,646
28,470,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C	5.000	07/01/47	28,846,419
12,870,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018A	5.000	07/01/38	13,337,458
8,980,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A	5.000	07/01/45	9,252,135
8,960,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2020B	5.000	07/01/40	9,588,672
5,105,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2020B	5.000	07/01/45	5,326,529
26,625,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2020B	5.000	07/01/50	27,585,915
4,000,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2022B	5.000	07/01/47	4,219,575
6,500,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2022B	5.000	07/01/52	6,817,439
3,000,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2022C	5.000	07/01/39	3,287,891
2,325,000		Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2022C	5.000	07/01/41	2,513,687
3,500,000		Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Series 2022B	5.000	07/01/52	3,665,071
2,875,000		Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Series 2023A	5.000	07/01/49	3,040,766
10,000,000		Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A	5.000	07/01/46	10,014,737
68,860,000		Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A	5.000	07/01/44	69,686,775
2,000,000		Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020C	5.000	07/01/36	2,171,844
3,000,000		Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020C	5.000	07/01/38	3,235,783
5,000,000		Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A	5.000	06/01/43	5,223,671
1,245,000		Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A	5.000	06/01/34	1,245,275
6,840,000		Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A	5.000	06/01/35	6,841,440
5,025,000		Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series 2020C	5.000	07/01/38	5,559,718
6,500,000		Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series 2023A	5.000	04/01/53	7,077,147
7,525,000		Moulton Niguel Water District, California, Certificates of Participation, Series 2019	3.000	09/01/44	6,508,658
2,820,000		Orange County Sanitation District, California, Wastewater Revenue Bonds, Refunding Series 2016A	5.000	02/01/35	2,874,660
4,415,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	4,483,229

64	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES (continued)
$2,950,000	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Sacramento Regional County Sanitation District, Series 2020A	5.000%	12/01/50	$3,130,209
16,670,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Climate Certified Green Series 2023K	5.000	08/15/53	18,093,725
7,000,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2019G	5.000	08/15/41	7,504,300
1,510,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2020H	5.000	08/15/50	1,598,037
4,000,000	San Diego Public Facilities Financing Authority, California, Water Revenue Bonds, Senior Series 2023A	4.000	08/01/52	4,014,829
1,180,000	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B	5.000	08/01/37	1,212,786
1,250,000	San Joaquin County, California, Revenue Bonds, CSA County Service Area 31, Refunding Series 2018A	5.000	08/01/38	1,267,739
4,000,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A	5.000	11/01/33	4,307,222
31,970,000	Southern California Public Power Authority, Southern Transmission System Renewal Project Revenue Bonds, Series 2023-1A	5.000	07/01/48	33,848,950

	TOTAL UTILITIES			519,973,812

	TOTAL MUNICIPAL BONDS (Cost $2,950,431,849)			2,986,469,850

	TOTAL LONG-TERM INVESTMENTS (Cost $2,950,431,849)			2,986,469,850

	FLOATING RATE OBLIGATIONS - (2.5)%			(44,585,000)

	MFP SHARES, NET - (15.4)% (h)			(274,928,845)

	VRDP SHARES, NET - (50.7)% (i)			(905,539,407)

	OTHER ASSETS & LIABILITIES, NET - 1.3%			23,762,425

	NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$1,785,179,023

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $427,987,650 or 14.3% of Total Investments.
(b)	Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(c)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d)	For fair value measurement disclosure purposes, investment classified as Level 3.
(e)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h)	MFP Shares, Net as a percentage of Total Investments is 9.2%.
(i)	VRDP Shares, Net as a percentage of Total Investments is 30.3%.

See Notes to Financial Statements	65

Portfolio of Investments February 28, 2025

NXJ

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 167.5% (100.0% of Total Investments)
		MUNICIPAL BONDS - 167.5% (100.0% of Total Investments)
		CONSUMER STAPLES - 5.3% (3.2% of Total Investments)
$8,525,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	4.000%	06/01/37	$8,435,048
12,895,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A	5.000	06/01/46	13,040,162
7,700,000		Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B	5.000	06/01/46	7,781,988

		TOTAL CONSUMER STAPLES			29,257,198

		EDUCATION AND CIVIC ORGANIZATIONS - 20.2% (12.1% of Total Investments)
1,000,000		Atlantic County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Stockton University Atlantic City Campus Phase II, Series 2021A - AGM Insured	4.000	07/01/53	951,930
715,000		Camden County Improvement Authority, New Jersey, School Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022	6.000	06/15/62	757,671
1,600,000		Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Institute of Technology CHF- Newark, LLC-NJIT Student Housing Project, Series 2021A - BAM Insured	4.000	08/01/51	1,520,546
1,000,000		Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Institute of Technology CHF- Newark, LLC-NJIT Student Housing Project, Series 2021A - BAM Insured	4.000	08/01/56	942,935
1,000,000		Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Fossil Park & Student Center Projects, Series 2021 - BAM Insured	4.000	07/01/46	983,453
4,320,000	(a)	Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Project, County Guaranteed Loan, Series 2024 - BAM Insured, (UB)	5.000	07/01/49	4,583,203
4,000,000	(a)	Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Project, County Guaranteed Loan, Series 2024 - BAM Insured, (UB)	5.000	07/01/54	4,228,038
1,000,000		New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A	5.000	07/01/50	983,232
175,000	(b)	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A	5.125	09/01/52	175,885
2,025,000		New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2015	5.000	03/01/25	2,025,000
840,000		New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2017	3.000	06/01/32	820,228
500,000		New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2017	5.000	06/01/32	521,560
1,000,000		New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H - AGM Insured	4.000	07/01/39	1,000,459
2,395,000		New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Refunding Series 2015D	5.000	07/01/31	2,408,064
1,600,000		New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Refunding Series 2015D	5.000	07/01/33	1,607,923
1,000,000		New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Refunding Series 2015D	5.000	07/01/34	1,004,889
6,000,000		New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2024A-1	5.000	03/01/37	6,936,920
12,000,000	(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2024B, (UB)	4.000	03/01/53	12,031,146
330,000		New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F	3.750	07/01/37	253,347
3,830,000		New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F	4.000	07/01/42	2,750,787
3,885,000		New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F	5.000	07/01/47	2,959,790

66	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	EDUCATION AND CIVIC ORGANIZATIONS (continued)
$1,200,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C	5.000%	07/01/35	$1,204,403
775,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2017D	3.500	07/01/44	647,567
685,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D	5.000	07/01/38	685,400
1,935,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D	5.000	07/01/43	1,935,612
1,980,000	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C	3.000	07/01/46	1,490,367
1,060,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A	5.000	07/01/37	1,091,361
2,280,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A	5.000	07/01/42	2,324,861
1,050,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A	4.000	07/01/47	991,549
3,160,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A	5.000	07/01/47	3,205,274
4,560,000	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2015C	5.000	07/01/40	4,576,320
2,000,000	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2017B - AGM Insured	5.000	07/01/42	2,042,146
2,295,000	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2017B - AGM Insured	5.000	07/01/47	2,329,701
970,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2021B, (AMT)	2.500	12/01/40	877,159
9,320,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2022B, (AMT)	4.000	12/01/41	9,244,606
400,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)	3.750	12/01/30	400,183
405,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)	4.000	12/01/32	405,156
320,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)	4.000	12/01/33	319,842
340,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2018A, (AMT)	4.000	12/01/35	339,832
1,375,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2023B, (AMT)	4.000	12/01/44	1,308,781
1,000,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Series 2024B, (AMT)	4.250	12/01/45	994,138
2,430,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Subordinate Series 2021C, (AMT)	3.250	12/01/51	1,760,189
2,500,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Subordinate Series 2022C, (AMT)	5.000	12/01/52	2,533,583
1,220,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A, (AMT)	3.500	12/01/32	1,193,086
280,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A, (AMT)	4.000	12/01/39	278,631
600,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Series 2019B, (AMT)	3.250	12/01/39	568,779
515,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Series 2020B, (AMT)	3.500	12/01/39	497,835
1,340,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, (AMT)	4.000	12/01/28	1,340,584
745,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, (AMT)	4.000	12/01/30	739,625
6,855,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2017-C, (AMT)	4.250	12/01/47	6,504,989
4,795,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2019C, (AMT)	3.625	12/01/49	3,800,250

See Notes to Financial Statements	67

Portfolio of Investments February 28, 2025 (continued)

NXJ

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	EDUCATION AND CIVIC ORGANIZATIONS (continued)
$1,000,000	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2020C, (AMT)	4.250%	12/01/50	$898,421
2,315,000	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A	5.000	07/01/45	2,324,909
1,560,000	Passaic County Improvement Authority, New Jersey, Charter School Revenue Bonds, Community Charter School of Paterson, Series 2024A	5.000	01/01/55	1,568,370
1,000,000	Passaic County Improvement Authority, New Jersey, Charter School Revenue Bonds, Paterson Arts & Science Charter School, Series 2023	5.500	07/01/58	1,034,758

	TOTAL EDUCATION AND CIVIC ORGANIZATIONS			110,905,273

	FINANCIALS - 0.2% (0.1% of Total Investments)
911,545	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002	6.500	04/01/28	948,930

	TOTAL FINANCIALS			948,930

	HEALTH CARE - 13.9% (8.3% of Total Investments)
2,880,000	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021	2.375	07/01/46	1,901,276
1,215,000	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021	3.000	07/01/51	946,959
135,000	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A	5.000	07/01/27	135,117
1,935,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016	4.000	07/01/41	1,936,242
700,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A	5.000	07/01/28	735,915
4,140,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A	5.000	07/01/57	4,191,468
210,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A	4.000	07/01/45	194,792
12,010,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A	5.000	07/01/42	12,306,792
2,000,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2024A	5.250	07/01/49	2,205,449
6,465,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2024A	4.125	07/01/54	6,106,758
3,380,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2024A	5.250	07/01/54	3,701,469
830,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A	5.000	07/01/32	851,887
1,055,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A	5.000	07/01/33	1,081,933
1,370,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A	5.000	07/01/34	1,403,603
1,705,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A	5.000	07/01/43	1,733,955
375,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2024A	4.250	07/01/54	381,477
2,055,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A	4.000	07/01/45	2,017,619
2,155,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A	3.000	07/01/51	1,716,813
1,755,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A	4.000	07/01/51	1,684,814
1,600,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	3.000	07/01/32	1,468,422
1,135,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	4.000	07/01/34	1,107,436

68	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	HEALTH CARE (continued)
$2,100,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	5.000%	07/01/35	$2,129,782
4,265,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	5.000	07/01/36	4,322,661
2,595,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	5.000	07/01/41	2,617,521
6,595,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016	4.000	07/01/48	5,907,663
3,875,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A - AGM Insured	4.125	07/01/38	3,877,341
3,915,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A - AGM Insured	5.000	07/01/46	3,920,284
1,500,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019	4.000	07/01/44	1,441,647
5,350,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019	3.000	07/01/49	4,194,177

	TOTAL HEALTH CARE			76,221,272

	HOUSING/MULTIFAMILY - 6.9% (4.1% of Total Investments)
450,000	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A	5.000	07/01/47	443,561
1,400,000	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A	5.000	01/01/50	1,369,297
1,900,000	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A	5.000	01/01/48	1,818,376
6,575,000	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015	5.000	07/01/47	6,092,936
3,335,062	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue Bonds, Cherry Garden Apartments Project, Series 2021B	2.375	01/01/39	2,613,394
1,730,000	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue Bonds, Riverview Towers Apartments, Series 2024B	5.250	12/20/65	1,791,400
3,500,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit Revenue Bonds, Forest Hill House, Series 2024A-1	5.000	01/20/66	3,621,391
4,320,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A	4.000	11/01/45	4,138,573
2,000,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D, (AMT)	3.900	11/01/32	2,006,491
1,750,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D, (AMT)	4.250	11/01/37	1,752,205
1,150,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2020A	2.300	11/01/40	898,615
500,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2020A	2.450	11/01/45	353,149
1,000,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2020A	2.550	11/01/50	681,188
1,000,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2020A	2.625	11/01/56	661,766
1,500,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2021A	2.250	11/01/36	1,229,096
1,270,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2021A	2.650	11/01/46	926,141
1,445,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2021A	2.700	11/01/51	1,013,078

See Notes to Financial Statements	69

Portfolio of Investments February 28, 2025 (continued)

NXJ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSING/MULTIFAMILY (continued)
$1,310,000		New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2021A	2.750%	11/01/56	$893,612
1,000,000		New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2023C, (AMT)	5.000	11/01/38	1,033,953
1,000,000		New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2023E-1	4.350	05/01/45	991,364
1,500,000		New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2023E-1	4.550	05/01/55	1,495,221
1,175,000		New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2023E-1	4.600	05/01/60	1,176,743
690,000		New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2024A	4.500	05/01/50	688,768

		TOTAL HOUSING/MULTIFAMILY			37,690,318

		HOUSING/SINGLE FAMILY - 12.1% (7.2% of Total Investments)
5,280,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A	3.600	04/01/33	5,271,579
3,275,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A	3.750	10/01/35	3,277,802
2,840,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, (AMT)	3.800	10/01/32	2,821,161
4,585,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C	3.500	10/01/34	4,558,322
4,835,000	(a)	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C, (UB)	3.850	10/01/39	4,813,867
2,780,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C	3.950	10/01/44	2,691,216
4,810,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2020E	2.050	10/01/35	3,912,734
6,235,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2020E	2.250	10/01/40	4,831,238
3,210,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2020E	2.400	10/01/45	2,317,260
1,000,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2024K	4.150	10/01/39	1,017,060
1,335,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2024K	4.550	10/01/44	1,352,707
1,500,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2024K	4.700	10/01/50	1,512,016
5,995,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021H	1.900	10/01/36	4,636,285
4,625,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021H	2.150	10/01/41	3,406,305
8,070,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021H	2.400	04/01/52	5,206,263
4,040,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2022I	4.500	10/01/42	4,097,005
3,095,000		New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2022I	4.600	10/01/46	3,124,745
1,000,000	(a)	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2023J, (UB)	4.150	10/01/38	1,011,886
2,300,000	(a)	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2023J, (UB)	4.500	10/01/43	2,319,942
3,850,000	(a)	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Social Series 2023J, (UB)	4.700	10/01/48	3,884,583

		TOTAL HOUSING/SINGLE FAMILY			66,063,976

		INDUSTRIALS - 0.4% (0.3% of Total Investments)
1,000,000		New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A, (AMT)	4.750	06/15/32	1,000,210
1,225,000		New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A, (AMT)	5.125	06/15/43	1,224,963

		TOTAL INDUSTRIALS			2,225,173

70	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM CARE - 0.7% (0.4% of Total Investments)
$1,110,000		New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014	5.250%	01/01/44	$1,101,156
2,755,000	(b),(c)	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020	5.000	01/01/40	1,833,355
1,420,000	(b)	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018	5.750	10/01/38	1,053,308

		TOTAL LONG-TERM CARE			3,987,819

		TAX OBLIGATION/GENERAL - 21.1% (12.6% of Total Investments)
1,000,000		Asbury Park, New Jersey, General Obligation Bonds, Bond Anticipation Notes Series 2025AB	4.000	01/14/26	1,010,951
1,780,000		Bridgewater & Raritan School District, Somerset County, New Jersey, General Obligation Bonds, Series 2024	4.000	07/15/45	1,789,430
2,920,000		Cumberland County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Correctional Facility Project, Series 2018 - BAM Insured	4.000	10/01/43	2,889,061
1,470,000		Cumberland County, New Jersey, General Obligation Bonds, Series 2021	2.000	05/15/30	1,333,344
1,475,000		Cumberland County, New Jersey, General Obligation Bonds, Series 2021	2.000	05/15/31	1,306,846
8,600,000		East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, General Improvement Water Utility Bond Anticipation Notes Series 2024	4.500	07/15/25	8,658,707
3,820,000		Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Essex County Family Court Building House Projects, County Guaranteed Series 2024	5.000	06/18/25	3,844,061
625,000		Gloucester County Improvement Authority, New Jersey, General Obligation Loan Revenue Bonds, Health Sciences Educational Facilities Projects Series 2024	5.000	03/01/32	710,394
500,000		Gloucester County Improvement Authority, New Jersey, General Obligation Loan Revenue Bonds, Health Sciences Educational Facilities Projects Series 2024	5.000	03/01/36	576,397
680,000		Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series 2017	3.250	12/15/38	654,558
1,340,000		Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018 - BAM Insured	3.125	03/01/31	1,328,899
1,110,000		Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018 - BAM Insured	3.250	03/01/32	1,103,679
1,255,000		Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018 - BAM Insured	3.500	03/01/36	1,257,683
1,040,000		Hudson County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bonds, Guttenberg General Obligation Bond Project, Series 2018	5.000	08/01/42	1,045,194
4,575,000		Hudson County Improvement Authority, New Jersey, County Guaranteed Pooled Notes Series 2024B-1	4.500	07/11/25	4,600,935
2,000,000		Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020	4.000	10/01/46	1,983,458
2,390,000		Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020	4.000	10/01/51	2,300,755
4,235,000		Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016	5.000	05/01/46	4,283,590
9,775,000		Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016	5.250	05/01/51	9,903,538
3,500,000		Hudson County, New Jersey, Bond Anticipation Notes, Series 2025	4.000	02/26/26	3,543,849
650,000		Jersey City Board of Education, Hudson County, New Jersey, General Obligation Bonds, School Energy Savings Refunding Series 2023 - AGM Insured	4.000	08/15/40	663,357
500,000		Jersey City Board of Education, Hudson County, New Jersey, General Obligation Bonds, School Energy Savings Refunding Series 2023 - AGM Insured	4.000	08/15/41	507,937

See Notes to Financial Statements	71

Portfolio of Investments February 28, 2025 (continued)

NXJ

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$880,000	Jersey City Board of Education, Hudson County, New Jersey, General Obligation Bonds, School Energy Savings Refunding Series 2023 - AGM Insured	4.125%	08/15/42	$898,304
5,000,000	Jersey City, New Jersey, General Obligation Bonds, General Improvement Series 2022A	3.000	02/15/37	4,635,116
1,000,000	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017A	5.000	11/01/29	1,057,688
515,000	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017A	5.000	11/01/31	543,517
440,000	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017A	5.000	11/01/33	462,694
1,850,000	Madison Borough Board of Education, Morris County, New Jersey, General Obligation Bonds, School Series 2024	1.000	08/15/30	1,621,664
1,585,000	Madison Borough Board of Education, Morris County, New Jersey, General Obligation Bonds, School Series 2024	4.000	08/15/42	1,609,894
1,000,000	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2021A	3.000	03/01/36	950,403
1,110,000	New Brunswick, New Jersey, General Obligation Bonds, Cultural Center Project, Series 2017 - AGM Insured	4.000	09/15/44	1,111,593
25,000	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A	5.000	06/01/27	26,283
4,580,000	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A	4.000	06/01/31	4,895,399
2,170,000	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A	3.000	06/01/32	2,143,951
3,280,000	New Jersey State, General Obligation Bonds, Various Purpose Series 2020	2.250	06/01/35	2,830,244
750,000	Newark Board of Education, Essex County, New Jersey, General Obligation Bonds, School Energy Savings Series 2021 - BAM Insured	3.000	07/15/38	671,459
755,000	Newark Board of Education, Essex County, New Jersey, General Obligation Bonds, School Energy Savings Series 2021 - BAM Insured	3.000	07/15/39	664,378
1,000,000	Newark Board of Education, Essex County, New Jersey, General Obligation Bonds, School Energy Savings Series 2021 - BAM Insured	3.000	07/15/40	864,171
2,400,000	Newark, Essex County, New Jersey, Mass Transit Access Tax Revenue Bonds, Mulberry Pedestrian Bridge Redevelopment Project, Series 2022 - AGM Insured	6.000	11/15/62	2,772,152
13,000,000	North Brunswick Township, New Jersey, General Obligation Bonds, Series 2024A	5.000	07/08/25	13,089,686
2,937,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/33	2,960,965
2,032,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/35	2,038,689
1,000,000	Sayreville School District, Middlesex County, New Jersey, General Obligation Bonds, School Series 2022 - BAM Insured	4.000	01/15/41	1,017,815
500,000	South Orange Village Township, New Jersey, General Obligation Bonds, Refunding Series 2020	4.000	01/15/26	505,142
4,035,000	Tenafly Board of Education, Bergen County, New Jersey, General Obligation Bonds, Series 2024	3.000	08/01/36	3,907,616
4,755,000	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series 2011B, (AMT)	5.250	12/01/31	4,762,350
2,515,000	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A	5.000	06/15/41	2,517,469
1,515,000	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005 - AGM Insured	5.250	01/01/27	1,582,866

	TOTAL TAX OBLIGATION/GENERAL			115,438,131

72	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED - 47.3% (28.2% of Total Investments)
$3,295,000		Bergen County Improvement Authority, New Jersey, County Guaranteed Governmental Pooled Project Notes, Series 2024	4.000%	10/16/25	$3,319,904
2,365,000		Bergen County Improvement Authority, New Jersey, County Guaranteed Revenue Bonds, Bergen New Bridge Medical Center Project, Series 2022	5.000	08/01/47	2,560,893
3,775,000		Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005	5.000	11/15/26	3,928,860
3,065,000		Bergen County Improvement Authority, New Jersey, Lease Revenue Bonds, County Courthouse Project, County Guaranteed Series 2024	5.000	06/01/49	3,353,922
2,000,000		Bergen County Improvement Authority, New Jersey, Lease Revenue Bonds, County Courthouse Project, County Guaranteed Series 2024	5.000	06/01/54	2,173,514
2,400,000		Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, Series 2024C	4.500	08/05/25	2,416,235
440,000		Camden County Improvement Authority, New Jersey, County Guaranteed Loan Revenue Bonds, Refunding Capital Program Series 2024B	5.000	01/15/33	504,857
475,000		Camden County Improvement Authority, New Jersey, County Guaranteed Loan Revenue Bonds, Refunding Capital Program Series 2024B	5.000	01/15/36	546,245
500,000		Camden County Improvement Authority, New Jersey, County Guaranteed Loan Revenue Bonds, Refunding Capital Program Series 2024B	5.000	01/15/37	574,439
1,000,000		Casino Reinvestement Development Authority, New Jersey, Luxury Tax Revenue Bonds, Series 2024A	5.000	11/01/42	1,085,651
1,005,000		Casino Reinvestement Development Authority, New Jersey, Luxury Tax Revenue Bonds, Series 2024A	4.000	11/01/44	961,868
3,000,000		Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2003B - AGM Insured	0.000	11/01/25	2,937,340
1,965,000		Middlesex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, New Jersey Health + Life Science Exchange - H-1 Project Series 2023A	5.000	08/15/49	2,122,872
8,000,000	(a)	Middlesex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, New Jersey Health + Life Science Exchange - H-1 Project Series 2023A, (UB)	4.000	08/15/53	7,960,596
6,025,000		Middlesex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, New Jersey Health + Life Science Exchange - H-1 Project Series 2023A	5.000	08/15/53	6,471,541
7,785,000	(a)	Middlesex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, New Jersey Health + Life Science Exchange - H-1 Project Series 2023A, (UB)	5.000	08/15/53	8,361,982
5,445,000		New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B	4.500	06/15/40	5,538,112
2,400,000		New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Portal North Bridge Project Series 2022A	5.250	11/01/47	2,588,889
1,685,000		New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Portal North Bridge Project Series 2022A	5.000	11/01/52	1,769,796
5,675,000		New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Subordinate Series 2017A	3.375	07/01/30	5,509,531
6,025,000		New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B	5.000	11/01/25	6,108,497
1,300,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ	5.000	06/15/31	1,440,737
1,000,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ	5.000	06/15/32	1,105,150
6,495,000	(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A, (UB)	4.625	09/01/48	6,626,692
590,000		New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Series 2023A	5.250	09/01/53	628,583

See Notes to Financial Statements	73

Portfolio of Investments February 28, 2025 (continued)

NXJ

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$1,140,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1	5.000%	06/15/29	$1,169,082
655,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1	5.000	06/15/30	671,057
2,000,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A	5.000	06/15/31	2,045,849
3,495,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2019AA	5.000	06/15/46	3,596,437
1,250,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022BB	3.000	06/15/50	965,568
435,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022BB	4.000	06/15/50	418,307
3,750,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022CC	5.000	06/15/42	4,065,228
1,000,000	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2023AA	4.250	06/15/44	1,004,278
32,965,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A	0.000	12/15/30	27,139,376
37,600,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AGM Insured	0.000	12/15/32	28,865,186
39,090,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AGM Insured	0.000	12/15/33	28,824,180
5,160,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C - AGM Insured	0.000	12/15/34	3,647,604
1,150,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A	5.000	12/15/35	1,219,649
440,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A	5.000	12/15/36	465,222
4,950,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A	4.000	12/15/39	4,936,349
750,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	4.000	06/15/44	731,476
6,845,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	3.500	06/15/46	6,056,768
2,720,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB	4.000	06/15/50	2,611,542
4,425,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA	5.000	06/15/45	4,654,138
2,045,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA	3.000	06/15/50	1,579,861
1,940,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2024AA	4.000	06/15/42	1,907,991
3,170,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2024CC	4.125	06/15/55	3,069,029
600,000	Newark Parking Authority, Essex County, New Jersey, Lease Revenue Bonds, Parking Facility/Office Project Series 2023 - AGM Insured	5.250	02/01/43	629,278
1,250,000	Newark Parking Authority, Essex County, New Jersey, Lease Revenue Bonds, Parking Facility/Office Project Series 2023 - AGM Insured	5.500	02/01/51	1,305,358
1,140,000	Passaic County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Senior Housing Project Series 2024	4.000	11/01/46	1,148,643
750,000	Passaic County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Senior Housing Project Series 2024	4.125	11/01/56	742,861
3,860,000	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015	3.750	05/01/36	3,861,561
3,645,000	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012	3.500	05/01/35	3,645,276
864,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	859,747
2,583,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	2,593,887

74	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$2,899,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329%	07/01/40	$2,891,760
1,008,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	997,149
1,470,000	Union County Improvement Authority, New Jersey, County Guaranteed Lease Revenue Bonds, Union County Administration Complex Project, Series 2024	4.125	04/15/54	1,481,133
1,420,000	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Refunding Series 2015A	5.500	05/01/28	1,545,015
1,425,000	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Refunding Series 2015A	5.500	05/01/29	1,586,167
1,000,000	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Refunding Series 2015A	5.500	05/01/30	1,137,271
1,830,000	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Refunding Series 2015A	5.500	05/01/31	2,121,738
1,915,000	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Refunding Series 2015A	5.500	05/01/32	2,259,037
1,990,000	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Refunding Series 2015A	5.500	05/01/33	2,383,460
2,075,000	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Refunding Series 2015A	5.500	05/01/34	2,521,147
13,760,000	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, Plainfield - Park Madison Redevelopment Project, Refunding Series 2013A	5.000	03/01/34	15,157,071

	TOTAL TAX OBLIGATION/LIMITED			259,108,442

	TRANSPORTATION - 28.8% (17.2% of Total Investments)
1,000,000	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Refunding Series 2024B	5.000	01/01/42	1,109,469
1,000,000	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Refunding Series 2024B	5.000	01/01/43	1,101,688
1,075,000	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2019	4.000	01/01/44	1,054,206
665,000	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2024A	5.000	01/01/49	715,283
1,000,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015 - BAM Insured	4.000	07/01/34	1,002,080
2,820,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015 - BAM Insured	4.000	07/01/35	2,825,795
2,005,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B	5.000	07/01/28	2,147,029
1,520,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B	5.000	07/01/29	1,656,228
2,820,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017	5.000	07/01/42	2,898,594
10,210,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017	5.000	07/01/47	10,368,901
1,050,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A	5.000	07/01/28	1,124,379
1,350,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A	5.000	07/01/29	1,470,992
1,015,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A	5.000	07/01/30	1,107,534
10,035,000	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013	5.000	01/01/40	10,046,223

See Notes to Financial Statements	75

Portfolio of Investments February 28, 2025 (continued)

NXJ

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION (continued)
$2,400,000		Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A	5.000%	01/01/37	$2,559,256
6,355,000		New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, (AMT)	5.375	01/01/43	6,359,533
7,815,000		New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, (AMT)	5.625	01/01/52	7,820,681
2,400,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)	5.250	09/15/29	2,402,769
2,250,000		New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, (AMT)	5.625	11/15/30	2,253,116
5,215,000		New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, (AMT)	5.000	10/01/37	5,347,013
9,110,000		New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, (AMT)	5.000	10/01/47	9,226,612
3,065,000		New Jersey Turnpike Authority, Revenue Bonds, Series 2005A - AGM Insured	5.250	01/01/29	3,352,716
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A	4.000	01/01/42	1,004,458
2,490,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A	4.000	01/01/51	2,447,410
1,230,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A	4.000	01/01/42	1,236,718
2,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A	4.000	01/01/43	2,507,273
7,500,000	(a)	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B, (UB)	5.250	01/01/52	8,189,861
3,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2024B	5.250	01/01/49	3,859,360
8,500,000	(a)	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2024B, (UB)	4.125	01/01/54	8,474,874
3,195,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2024B	5.250	01/01/54	3,511,648
2,750,000		Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck Facility, Series 2005	5.000	04/15/35	2,753,892
2,890,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Seventh Series 2013, (AMT)	4.000	01/15/43	2,696,364
7,895,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)	4.000	11/01/41	7,746,451
4,000,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019, (AMT)	4.000	11/01/47	3,674,019
3,300,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty-Fifth Series 2024	5.000	09/01/54	3,536,266
4,500,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fouteen Series 2019, (AMT)	4.000	09/01/38	4,500,548
2,500,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fouteen Series 2019, (AMT)	4.000	09/01/39	2,474,488
1,265,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)	5.000	07/15/38	1,369,958
2,000,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT)	5.500	08/01/52	2,140,937
6,000,000	(a)	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT), (UB)	5.000	01/15/47	6,259,817
4,660,000	(a)	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirty-Six Series 2022, (AMT), (UB)	5.000	01/15/52	4,819,743
1,385,000		South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A	5.000	11/01/45	1,444,520
2,240,000		South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2022A	4.625	11/01/47	2,287,824

76	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION (continued)
$1,000,000		South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2022A - BAM Insured	5.250%	11/01/52	$1,076,710
1,000,000		South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2025A - BAM Insured	4.000	11/01/38	1,021,313
1,000,000		South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2025A - BAM Insured	4.000	11/01/39	1,020,342

		TOTAL TRANSPORTATION			158,004,891

		U.S. GUARANTEED - 3.7% (2.2% of Total Investments) (d)
660,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25)	5.250	06/15/40	664,728
11,455,000		New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25)	5.250	06/15/40	11,537,060
2,590,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012, (ETM)	3.750	07/01/27	2,613,611
1,875,000		New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2019AA, (Pre-refunded 12/15/28)	5.000	06/15/46	2,037,431
1,250,000		New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)	5.000	06/15/48	1,441,629
1,610,000		New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)	5.500	06/15/50	1,912,772

		TOTAL U.S. GUARANTEED			20,207,231

		UTILITIES - 6.9% (4.1% of Total Investments)
500,000		Guam Power Authority, Revenue Bonds, Refunding Series 2024A	5.000	10/01/28	528,788
505,000		Guam Power Authority, Revenue Bonds, Refunding Series 2024A	5.000	10/01/29	539,829
5,000,000		Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue Project Notes, Series 2024B	5.000	05/01/25	5,014,439
1,500,000		Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Water Revenue Notes, Series 2024E	4.750	05/01/25	1,504,032
1,970,000		New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A	2.750	08/01/39	1,615,553
1,495,000		New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011C, (AMT)	3.000	08/01/41	1,228,385
2,355,000		New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2019, (AMT)	4.000	08/01/59	2,133,359
4,455,000		New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green Series 2021A-1	3.000	09/01/34	4,374,504
925,000		New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green Series 2024A-W1	5.000	09/01/49	1,015,760
2,700,000		Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Refunding Series 2018	5.000	03/01/37	3,043,965
1,365,000		Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2023 - AGM Insured	4.000	12/01/53	1,328,135
1,500,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/35	1,570,307
1,000,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/42	948,366
1,000,000		Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Philadelphia Electric Company Project Series 1993A, (AMT)	4.450	03/01/25	1,000,000

See Notes to Financial Statements	77

Portfolio of Investments February 28, 2025 (continued)

NXJ

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES (continued)
$13,000,000	Salem County Pollution Control Financing Authority, New Jersey, Revenue Bonds, Atlantic City Electric Company Project, Refunding Series 2020	2.250%	06/01/29	$12,067,025

	TOTAL UTILITIES			37,912,447

	TOTAL MUNICIPAL BONDS (Cost $925,148,227)			917,971,101

	TOTAL LONG-TERM INVESTMENTS (Cost $925,148,227)			917,971,101

	FLOATING RATE OBLIGATIONS - (11.7)%			(64,055,000)

	VRDP SHARES, NET - (57.1)% (e)			(312,802,094)

	OTHER ASSETS & LIABILITIES, NET - 1.3%			6,906,784

	NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$548,020,791

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $5,581,221 or 0.6% of Total Investments.
(c)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e)	VRDP Shares, Net as a percentage of Total Investments is 34.1%.

78	See Notes to Financial Statements

Portfolio of Investments February 28, 2025

NRK

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 165.1% (100.0% of Total Investments)
		MUNICIPAL BONDS - 165.1% (100.0% of Total Investments)
		CONSUMER STAPLES - 7.7% (4.7% of Total Investments)
$27,580,000		Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A	5.000%	06/01/38	$26,267,578
9,555,000		Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A	5.000	06/01/45	8,757,333
10,000,000	(a)	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C	0.000	06/01/50	1,324,622
4,680,000		New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B	5.000	06/01/45	4,368,927
39,715,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48	37,672,747

		TOTAL CONSUMER STAPLES			78,391,207

		EDUCATION AND CIVIC ORGANIZATIONS - 25.0% (15.1% of Total Investments)
6,620,000		Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A	5.000	07/15/42	6,714,704
9,995,000		Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009	0.000	07/15/45	3,954,720
29,145,000		Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009	0.000	07/15/47	10,426,166
970,000		Build New York City Resource Corporation, New York, Revenue Bonds, Classical Charter Schools Series 2023A	4.500	06/15/43	951,341
850,000		Build New York City Resource Corporation, New York, Revenue Bonds, Classical Charter Schools Series 2023A	4.750	06/15/53	828,233
500,000		Build New York City Resource Corporation, New York, Revenue Bonds, Classical Charter Schools Series 2023A	4.750	06/15/58	483,409
725,000		Build New York City Resource Corporation, New York, Revenue Bonds, Global Community Charter School Project, Series 2022A	5.000	06/15/52	716,073
5,000,000		Build New York City Resource Corporation, New York, Revenue Bonds, KIPP New York City Public School Facilities, Canal West Project, Series 2022	5.250	07/01/57	5,157,823
5,325,000		Build New York City Resource Corporation, New York, Revenue Bonds, KIPP New York City Public School Facilities, Canal West Project, Series 2022	5.250	07/01/62	5,476,477
1,100,000	(b)	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014	5.250	11/01/29	660,000
5,705,000	(b)	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014	5.250	11/01/34	3,423,000
1,500,000	(b)	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014	5.000	11/01/39	900,000
880,000		Build New York City Resource Corporation, New York, Revenue Bonds, Success Academy Charter Schools Project, Series 2024	4.000	09/01/43	845,803
1,050,000		Build New York City Resource Corporation, New York, Revenue Bonds, Success Academy Charter Schools Project, Series 2024	4.000	09/01/44	1,001,174
7,510,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.500	06/01/55	7,058,609
500,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A	5.000	06/01/41	463,378
2,085,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A	5.000	06/01/51	1,819,551
750,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A	5.000	06/01/56	640,997
3,655,000		Dobbs Ferry Local Development Corporation, New York, Revenue Bonds, Mercy College Project, Series 2014	5.000	07/01/44	3,655,535
4,750,000	(a)	Dormitory Authority of the State of New York, General Revenue Bonds, American Musical and Dramatic Academy Inc., Series 2023A	7.250	07/01/53	4,858,911

See Notes to Financial Statements	79

Portfolio of Investments February 28, 2025 (continued)

NRK

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$5,055,000		Dormitory Authority of the State of New York, General Revenue Bonds, Yeshiva University, Series 2022A	5.000%	07/15/42	$5,175,891
8,655,000		Dormitory Authority of the State of New York, General Revenue Bonds, Yeshiva University, Series 2022A	5.000	07/15/50	8,699,532
4,265,000		Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007 - FGIC Insured	5.250	07/01/34	4,412,285
9,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2020	4.000	07/01/46	8,726,642
4,825,000		Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A	5.000	07/01/40	4,833,397
8,145,000		Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A	5.000	07/01/45	8,146,937
2,500,000		Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A	5.000	07/01/45	2,502,339
1,395,000		Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A	5.000	07/01/50	1,395,404
5,820,000		Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2016A	5.000	07/01/41	5,925,414
4,000,000		Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2022A	4.000	07/01/47	3,818,920
4,000,000		Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1 - AMBAC Insured	5.500	07/01/40	4,768,655
11,175,000		Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A	5.000	07/01/45	11,224,666
2,605,000		Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A	4.000	07/01/43	2,580,304
2,000,000		Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2019A	5.000	07/01/37	2,144,279
4,125,000		Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Green Series 2019B	5.000	07/01/50	4,268,724
1,375,000		Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2020A	5.000	07/01/53	1,438,428
13,165,000		Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2022A	4.000	07/01/42	13,169,693
8,925,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A	5.500	12/01/36	8,358,808
11,470,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College Project, Series 2022	4.000	07/01/49	10,310,218
7,695,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C	5.625	01/01/55	7,099,379
1,500,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A	5.000	01/01/56	1,266,519
1,785,000		Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013	5.000	09/01/38	1,786,272
1,785,000		Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013	5.000	09/01/43	1,785,628
5,750,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2023A	5.000	07/01/53	6,162,761
635,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher University Project, Series 2024	5.250	06/01/49	682,615
8,315,000		MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing Agreement Payable by the Metropolitan Transportation Authority, Series 2016A	5.000	11/15/51	8,315,439
1,220,000		New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A	5.000	07/01/40	1,222,801
5,335,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A - AGM Insured	3.000	01/01/46	4,219,697

80	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$15,950,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A	4.000%	03/01/45	$15,229,636
7,645,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A - AGM Insured	4.000	03/01/45	7,419,265
10,000,000		Onondaga County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2019	5.000	12/01/43	10,509,334
15,805,000		Onondaga County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2019	4.000	12/01/47	15,421,158
350,000		Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A	5.000	10/15/39	356,897

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			253,413,841

		FINANCIALS - 1.8% (1.1% of Total Investments)
1,615,000		Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005	5.250	10/01/35	1,877,711
13,835,000		Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007	5.500	10/01/37	16,610,469

		TOTAL FINANCIALS			18,488,180

		HEALTH CARE - 25.6% (15.5% of Total Investments)
23,690,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A	4.000	05/01/45	22,778,887
29,975,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A	4.250	05/01/52	28,588,324
3,000,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A	5.000	05/01/52	3,127,802
5,000,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2024A	4.000	05/01/54	4,600,160
20,340,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2024A	5.250	05/01/54	21,925,454
25,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center Series 2022-1A	4.000	07/01/51	24,000,190
1,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Medical Center, Series 2024	5.500	11/01/47	1,069,944
6,750,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A	5.000	08/01/34	6,960,244
3,250,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A	5.000	09/01/33	3,436,544
2,450,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A	4.000	09/01/45	2,268,469
14,365,000		Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A	4.000	07/01/50	13,615,125
21,830,000		Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A	4.000	07/01/53	20,462,759
1,000,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/30	1,000,216
1,200,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/34	1,192,615
3,500,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/40	3,330,305
7,900,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/45	7,186,575
1,300,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/25	1,303,674
1,000,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/27	1,007,106
1,900,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/29	1,908,046
2,600,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/30	2,608,074
3,500,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/34	3,478,461

See Notes to Financial Statements	81

Portfolio of Investments February 28, 2025 (continued)

NRK

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$590,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000%	12/01/36	$580,063
620,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.250	10/01/49	648,396
5,475,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.500	10/01/54	5,966,508
15,405,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	4.000	07/01/41	14,803,538
16,705,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	5.000	07/01/46	16,817,319
235,000		Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005	6.000	07/01/30	235,389
3,975,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A	5.000	12/01/42	3,975,853
8,925,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017	5.000	12/01/46	8,988,332
4,000,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A	4.000	12/01/46	3,668,024
28,805,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016	5.000	11/01/46	27,490,824
665,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2023	6.250	11/01/52	743,195

		TOTAL HEALTH CARE			259,766,415

		HOUSING/MULTIFAMILY - 1.1% (0.6% of Total Investments)
3,450,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024B-1-A	4.750	11/01/54	3,504,775
3,430,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024B-1-A	4.850	11/01/59	3,469,249
3,900,000	(a)	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2024	5.250	12/15/31	4,010,576

		TOTAL HOUSING/MULTIFAMILY			10,984,600

		INDUSTRIALS - 3.3% (2.0% of Total Investments)
31,530,000	(a)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44	31,550,309
2,000,000		New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2	3.250	09/15/52	1,569,042
120,000		New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2	3.500	09/15/52	99,770

		TOTAL INDUSTRIALS			33,219,121

		LONG-TERM CARE - 0.1% (0.1% of Total Investments)
1,000,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann’s Community Project, Series 2019	5.000	01/01/40	963,959
		TOTAL LONG-TERM CARE			963,959
		TAX OBLIGATION/GENERAL - 7.1% (4.3% of Total Investments)
10,000,000		Nassau County, New York, General Obligation Bonds, General Improvement Series 2018B - AGM Insured	5.000	07/01/45	10,374,565
3,905,000		Nassau County, New York, General Obligation Bonds, General Improvement Series 2021A - AGM Insured	4.000	04/01/51	3,774,750
5,335,000		Nassau County, New York, General Obligation Bonds, General Improvment Series 2016C	5.000	04/01/34	5,442,409
5,000		New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1	5.000	03/01/29	5,008
7,560,000		New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1	5.250	10/01/32	7,989,448

82	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/GENERAL (continued)
$4,525,000	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1	5.000%	03/01/40	$4,722,486
6,830,000	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1	5.000	04/01/40	7,135,774
1,500,000	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1	5.000	08/01/43	1,572,674
5,890,000	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1	4.000	08/01/44	5,814,292
6,500,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C	5.000	08/01/38	7,055,766
5,000,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1	5.000	03/01/44	5,289,706
6,425,000	New York City, New York, General Obligation Bonds, Fiscal 2024 Series C	5.250	03/01/53	6,941,931
4,344,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	4,187,031
730,000	Rochester, New York, General Obligation Bonds, Series 1999 - NPFG Insured	5.250	10/01/25	741,361
725,000	Rochester, New York, General Obligation Bonds, Series 1999 - NPFG Insured	5.250	10/01/26	755,215

	TOTAL TAX OBLIGATION/GENERAL			71,802,416

	TAX OBLIGATION/LIMITED - 47.8% (29.0% of Total Investments)
25,000,000	Battery Park City Authority, New York, Revenue Bonds, Senior Sustainability Series 2023A	5.000	11/01/48	27,159,327
105,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009A - AGC Insured	5.625	10/01/29	105,243
20,910,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2024A	4.000	03/15/54	19,895,890
13,805,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E	4.000	03/15/48	13,331,968
1,960,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A	5.000	03/15/49	2,053,144
12,560,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B. Group A,B&C	5.000	03/15/45	12,641,488
1,400,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A Group C	5.000	03/15/41	1,434,737
17,510,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A	5.000	03/15/40	18,277,281
10,000,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C	4.000	03/15/45	9,742,392
5,045,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/27	5,100,161
6,490,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/39	6,528,144
1,080,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Green Fiscal 2022 Series A	4.000	02/15/36	1,138,223
1,115,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A	5.000	02/15/34	1,155,290
3,500,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A	5.000	02/15/36	3,619,915
5,285,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A	5.000	02/15/39	5,448,765
13,275,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A	5.000	02/15/45	13,592,958
8,000,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1	4.000	11/15/52	7,517,746
1,520,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Green Series 2024A	4.000	11/15/51	1,441,735
20,000,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Green Series 2024B-1	4.000	11/15/54	18,957,084
10,000,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2022A	4.000	11/15/42	10,004,182

See Notes to Financial Statements	83

Portfolio of Investments February 28, 2025 (continued)

NRK

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$10,000,000		Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2022A	4.000%	11/15/52	$9,474,064
3,675,000		Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013	5.000	05/01/28	3,699,023
5,000,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-3	5.000	07/15/43	5,200,408
7,945,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1	5.000	07/15/35	8,077,797
7,500,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1	4.000	07/15/40	7,497,191
5,400,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2016 Series B-1	5.000	11/01/33	5,463,665
4,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1	5.000	05/01/40	4,071,484
8,100,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1	4.000	08/01/41	8,104,561
1,375,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1	5.000	02/01/39	1,416,843
5,625,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1	5.000	02/01/43	5,757,460
7,500,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Subseries C-1	4.000	11/01/42	7,526,203
8,065,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1	4.000	08/01/45	7,919,233
21,615,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2023F-1	4.000	02/01/51	20,670,930
18,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024C	5.250	05/01/48	19,509,327
10,000,000		New York City, New York, Educational Construction Fund Revenue Bonds, Series 2021B	5.000	04/01/46	10,549,961
3,960,000		New York City, New York, Educational Construction Fund Revenue Bonds, Series 2021B	5.000	04/01/52	4,141,193
9,980,000		New York State Dormitory Authority, Personal Income Tax Revenue Bonds, General Purpose Series 2019A	4.000	03/15/49	9,588,962
21,000,000		New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding Group 1 Series 2022A	4.125	03/15/52	20,484,832
10,000,000	(c)	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Climate Certified Green Series 2022C, (UB)	5.000	03/15/55	10,565,331
7,500,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C	5.000	03/15/47	7,851,500
6,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	2,022,242
90,206,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	22,480,742
52,180,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	52,399,939
3,500,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	3,491,259
3,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	2,992,508
259,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	257,533
5,140,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2	4.500	05/15/47	5,277,659
8,425,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021B-1	4.000	05/15/56	7,952,257
9,600,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1	5.000	05/15/51	10,081,699
1,325,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior Lien Bonds, Series 2022C	4.125	05/15/52	1,277,648
10,000,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior Lien Bonds, Series 2022C	5.250	05/15/52	10,779,769

84	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TAX OBLIGATION/LIMITED (continued)
$10,000,000	Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax, Series 2024A-1	4.000%	05/15/54	$9,511,696

	TOTAL TAX OBLIGATION/LIMITED			485,240,592

	TRANSPORTATION - 21.1% (12.7% of Total Investments)
1,500,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2017A-1	5.250	11/15/57	1,536,030
7,775,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.000	11/15/50	7,994,710
19,315,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.250	11/15/55	20,193,518
11,430,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2024A - BAM Insured	5.250	11/15/49	12,307,960
2,500,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B	5.000	11/15/37	2,550,078
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015D-1	5.000	11/15/35	5,038,320
1,500,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015F	5.000	11/15/35	1,511,496
2,500,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D	5.000	11/15/32	2,637,187
5,425,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1	5.000	11/15/45	5,427,530
2,440,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1	5.000	11/15/39	2,481,430
2,500,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series 1WTC-2021 - BAM Insured	4.000	02/15/43	2,457,725
20,780,000	New York State Thruway Authority, General Revenue Bonds, Maturity Group 1 Series 2021O	4.000	01/01/46	20,370,630
2,280,000	New York State Thruway Authority, General Revenue Bonds, Series 2020N	4.000	01/01/43	2,263,553
5,720,000	New York State Thruway Authority, General Revenue Bonds, Series 2020N	4.000	01/01/45	5,616,246
8,940,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A	5.000	01/01/41	9,053,376
24,690,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A	5.000	01/01/46	24,958,694
485,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A	5.000	01/01/51	489,685
9,330,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A	5.250	01/01/56	9,442,734
9,355,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B	4.000	01/01/50	8,885,560
1,175,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C	5.000	12/01/32	1,279,065
3,750,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C	5.000	12/01/34	4,062,586
3,465,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C	4.000	12/01/39	3,466,584
1,800,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C	4.000	12/01/40	1,797,355
1,515,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018	4.000	09/01/43	1,503,834
1,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018	5.000	09/01/48	1,025,186
1,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fifth Series 2017	5.000	11/15/47	1,028,601
6,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Thirteenth Series 2019	5.000	09/01/37	6,436,543

See Notes to Financial Statements	85

Portfolio of Investments February 28, 2025 (continued)

NRK

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TRANSPORTATION (continued)
$11,500,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B	5.000%	11/15/38	$11,924,985
7,715,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A	5.000	11/15/43	8,033,318
9,000,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A	5.000	11/15/49	9,285,994
16,000,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A	4.000	11/15/56	14,861,046
3,610,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A	5.000	11/15/56	3,782,201

	TOTAL TRANSPORTATION			213,703,760

	U.S. GUARANTEED - 1.4% (0.9% of Total Investments) (d)
1,625,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A, (Pre-refunded 7/01/27)	5.000	07/01/46	1,712,829
4,020,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015E, (Pre-refunded 9/15/25)	5.000	03/15/26	4,071,100
15,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A, (Pre-refunded 3/15/29)	4.000	03/15/49	15,776
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A, (Pre-refunded 3/15/29)	4.000	03/15/49	5,259
7,190,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A, (ETM)	0.000	06/01/26	6,929,427
1,950,000	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2015A, (Pre-refunded 4/01/25)	5.000	04/01/45	1,953,470

	TOTAL U.S. GUARANTEED			14,687,861

	UTILITIES - 23.1% (14.0% of Total Investments)
4,825,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Green Series 2023E	5.000	09/01/53	5,121,194
8,000,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A - AGM Insured	0.000	06/01/25	7,938,638
12,810,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A	0.000	06/01/26	12,318,547
10,000,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A - AGM Insured	0.000	06/01/27	9,302,181
15,000,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A - AGM Insured	0.000	06/01/28	13,456,393
10,000,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A - AGM Insured	0.000	06/01/29	8,644,245
520,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2016B	5.000	09/01/46	530,612
1,000,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017	5.000	09/01/47	1,027,251
5,000,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018	5.000	09/01/38	5,315,417
5,000,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD	5.000	06/15/47	5,104,806
2,990,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD	5.250	06/15/47	3,070,646
5,035,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1	5.000	06/15/48	5,150,783
4,000,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE	5.000	06/15/39	4,049,565
21,815,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE	5.000	06/15/40	22,673,472

86	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$1,225,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series DD-3	4.000%	06/15/42	$1,216,281
2,000,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series EE	4.000	06/15/42	1,985,765
3,085,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series GG-1	5.000	06/15/50	3,222,731
2,500,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series AA-2	4.000	06/15/42	2,493,601
2,925,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series CC-1	5.000	06/15/51	3,073,254
5,000,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2022 Series AA-1	4.000	06/15/51	4,815,778
6,855,000	(c)	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2023 Series AA-1, (UB)	5.250	06/15/52	7,383,108
32,000,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2024 Series BB-2	4.000	06/15/45	31,568,262
3,710,000		New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated SRF Series 2015A	5.000	06/15/40	3,726,622
14,430,000		New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017A	5.000	06/15/46	14,858,153
5,000,000		New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2019A	5.000	02/15/49	5,228,868
3,000,000		New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, Green Series 2022B	5.250	09/15/52	3,256,462
11,440,000		New York State Power Authority, General Revenue Bonds, Series 2020A	4.000	11/15/50	11,062,159
9,000,000		New York State Power Authority, General Revenue Bonds, Series 2020A	4.000	11/15/55	8,661,704
2,955,000		New York State Power Authority, General Revenue Bonds, Series 2020A	4.000	11/15/60	2,799,470
9,085,000		New York State Power Authority, Green Transmission Project Revenue Bonds, Green Series 2023A - AGM Insured	5.000	11/15/53	9,706,109
3,190,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	3,239,298
3,205,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/37	3,359,697
810,000		Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015	5.000	12/15/33	822,810
5,000,000		Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015	5.000	12/15/36	5,073,229
2,450,000		Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016B	5.000	12/15/34	2,510,814

See Notes to Financial Statements	87

Portfolio of Investments February 28, 2025 (continued)

NRK

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	UTILITIES (continued)
$1,000,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017	5.000%	12/15/38	$1,049,364

	TOTAL UTILITIES			234,817,289

	TOTAL MUNICIPAL BONDS (Cost $1,642,939,874)			1,675,479,241

	TOTAL LONG-TERM INVESTMENTS (Cost $1,642,939,874)			1,675,479,241

	FLOATING RATE OBLIGATIONS - (1.3)%			(13,480,000)

	MFP SHARES, NET - (7.8)% (e)			(79,626,067)

	VRDP SHARES, NET - (57.4)% (f)			(582,323,117)

	OTHER ASSETS & LIABILITIES, NET - 1.4%			14,804,607

	NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$1,014,854,664

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $90,279,891 or 5.4% of Total Investments.
(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e)	MFP Shares, Net as a percentage of Total Investments is 4.8%.
(f)	VRDP Shares, Net as a percentage of Total Investments is 34.8%.

88	See Notes to Financial Statements

Portfolio of Investments February 28, 2025

NNY

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 97.5% (100.0% of Total Investments)
		MUNICIPAL BONDS - 97.5% (100.0% of Total Investments)
		CONSUMER STAPLES - 3.2% (3.3% of Total Investments)
$1,100,000		Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A	5.000%	06/01/38	$1,047,655
440,000		New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1	5.625	06/01/35	447,834
3,440,000		New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1	5.750	06/01/43	3,451,246
500,000		TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B	5.000	06/01/25	499,837

		TOTAL CONSUMER STAPLES			5,446,572

		EDUCATION AND CIVIC ORGANIZATIONS - 14.5% (14.8% of Total Investments)
660,000		Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A	7.500	12/01/40	627,238
1,250,000		Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York - Queens College, Q Student Residences, LLC Project, Refunding Series 2014A	5.000	06/01/43	1,250,999
100,000		Build New York City Resource Corporation, New York, Revenue Bonds, Classical Charter Schools Series 2023A	4.500	06/15/43	98,076
140,000		Build New York City Resource Corporation, New York, Revenue Bonds, Classical Charter Schools Series 2023A	4.750	06/15/58	135,355
1,015,000		Build New York City Resource Corporation, New York, Revenue Bonds, KIPP New York City Public School Facilities, Canal West Project, Series 2022	5.250	07/01/62	1,043,873
230,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1	5.000	06/01/40	223,024
385,000	(a)	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A	5.000	06/01/56	329,045
475,000	(a)	Dormitory Authority of the State of New York, General Revenue Bonds, American Musical and Dramatic Academy Inc., Series 2023A	7.250	07/01/53	485,891
1,080,000		Dormitory Authority of the State of New York, General Revenue Bonds, Yeshiva University, Series 2022A	5.000	07/15/50	1,085,557
1,000,000		Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007 - FGIC Insured	5.250	07/01/34	1,034,533
1,330,000		Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A	5.000	07/01/40	1,332,315
2,180,000		Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A	5.000	07/01/45	2,180,518
1,820,000		Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A	5.000	07/01/40	1,824,885
1,000,000		Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2016A	5.000	07/01/41	1,018,112
385,000		Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2022A	4.000	07/01/47	367,571
825,000		Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A	5.000	07/01/45	828,667
2,760,000		Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A	5.000	07/01/35	2,836,468
175,000		Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2018A	5.000	07/01/48	181,483
2,625,000		Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Green Series 2019B	5.000	07/01/50	2,716,461
670,000		Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2022A	4.000	07/01/42	670,239
845,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A	5.500	12/01/36	791,394

See Notes to Financial Statements	89

Portfolio of Investments February 28, 2025 (continued)

NNY

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$725,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C	5.625%	01/01/55	$668,882
100,000		Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013	5.000	09/01/38	100,071
300,000		Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013	5.000	09/01/43	300,106
50,000		New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A	5.000	07/01/40	50,115
405,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A - AGM Insured	3.000	01/01/37	370,340
3,000,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2009A - AGC Insured	0.000	03/01/40	1,538,587
500,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A - AGM Insured	4.000	03/01/45	485,236

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			24,575,041

		FINANCIALS - 0.7% (0.7% of Total Investments)
1,000,000		Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007	5.500	10/01/37	1,200,612

		TOTAL FINANCIALS			1,200,612

		HEALTH CARE - 14.0% (14.4% of Total Investments)
1,430,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A	4.000	05/01/45	1,375,002
2,700,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A	4.250	05/01/52	2,575,095
1,000,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A	5.000	05/01/52	1,042,601
2,035,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2024A	5.250	05/01/54	2,193,624
2,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center Series 2022-1A	4.000	07/01/51	1,920,015
2,100,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A	5.000	08/01/34	2,165,409
2,000,000		Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A	4.000	07/01/50	1,895,597
1,040,000		Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A	4.000	07/01/53	974,864
800,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/32	799,727
1,160,000	(a)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/36	1,140,464
60,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.250	10/01/49	62,748
550,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.500	10/01/54	599,375
3,460,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	4.000	07/01/41	3,324,910
230,000		Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005	6.000	07/01/30	230,380
660,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017	5.000	12/01/46	664,684
2,875,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016	5.000	11/01/46	2,743,833
65,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2023	6.250	11/01/52	72,643

		TOTAL HEALTH CARE			23,780,971

90	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSING/MULTIFAMILY - 0.1% (0.1% of Total Investments)
$100,000	(a)	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2024	5.250%	12/15/31	$102,835

		TOTAL HOUSING/MULTIFAMILY			102,835

		INDUSTRIALS - 4.1% (4.2% of Total Investments)
3,930,000	(a)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44	3,932,532
10,000		New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2	3.500	09/15/52	8,314
1,255,000		New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	4.000	10/31/41	1,160,007
290,000		New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	4.000	10/31/46	255,105
1,830,000		New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	4.000	04/30/53	1,553,016

		TOTAL INDUSTRIALS			6,908,974

		LONG-TERM CARE - 0.2% (0.2% of Total Investments)
220,000		Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006	5.000	11/01/31	222,850
100,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann’s Community Project, Series 2019	5.000	01/01/40	96,396

		TOTAL LONG-TERM CARE			319,246

		MATERIALS - 0.3% (0.3% of Total Investments)
530,000	(a)	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, (AMT)	5.000	01/01/35	530,392

		TOTAL MATERIALS			530,392

		TAX OBLIGATION/GENERAL - 6.7% (6.9% of Total Investments)
1,000,000		Nassau County, New York, General Obligation Bonds, General Improvement Bonds Series 2019B - AGM Insured	5.000	04/01/44	1,060,485
5,000,000		Nassau County, New York, General Obligation Bonds, General Improvement Series 2022A - AGM Insured	4.125	04/01/47	4,977,169
1,000,000		New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1	5.000	03/01/40	1,043,643
835,000		New York City, New York, General Obligation Bonds, Fiscal 2020 SeriesD-1	4.000	03/01/50	799,953
1,900,000		New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1	5.000	08/01/47	1,997,181
1,000,000		New York City, New York, General Obligation Bonds, Fiscal 2025 Series A	5.000	08/01/38	1,139,766
409,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	394,221

		TOTAL TAX OBLIGATION/GENERAL			11,412,418

		TAX OBLIGATION/LIMITED - 16.7% (17.1% of Total Investments)
1,000,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series 2020A	4.000	03/15/44	979,380
3,000,000		Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A Group C	5.000	03/15/41	3,074,437
2,500,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/26	2,529,415
540,000		Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A	5.000	02/15/39	556,733
2,465,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B	4.000	07/15/43	2,442,921
2,000,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2	5.000	07/15/40	2,010,273

See Notes to Financial Statements	91

Portfolio of Investments February 28, 2025 (continued)

NNY

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$445,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1	5.000%	07/15/34	$452,591
1,125,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1	5.000	02/01/39	1,159,236
1,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1	5.000	02/01/43	1,023,548
1,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2023F-1	4.000	02/01/51	956,323
2,120,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D	4.250	05/01/54	2,093,868
1,685,000		New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding Group 1 Series 2022A	5.000	03/15/45	1,804,656
1,000,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Group 1, Series 2019A	4.000	03/15/48	968,598
2,000,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C	4.000	03/15/49	1,933,326
6,509,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	1,622,144
3,218,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	3,231,564
17,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	16,904
1,030,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2022 A	4.000	05/15/51	985,972
90,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1	5.000	05/15/51	94,516
355,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior Lien Bonds, Series 2022C	4.125	05/15/52	342,313

		TOTAL TAX OBLIGATION/LIMITED			28,278,718

		TRANSPORTATION - 21.6% (22.2% of Total Investments)
970,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.000	11/15/50	997,411
1,950,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2024B	4.000	11/15/44	1,858,618
1,315,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015F	5.000	11/15/32	1,328,899
2,000,000	(b)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.300	10/01/37	1,280,000
1,500,000	(b)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.350	10/01/46	960,000
400,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46	399,996
3,815,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	3,814,955
2,630,000		New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	5.500	12/31/60	2,794,095
345,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26	345,415
2,625,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/31	2,628,141
105,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.375	08/01/36	109,860

92	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TRANSPORTATION (continued)
$1,000,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, John F Kennedy International Airport New Terminal 1 Project, Green Series 2024 - AGM Insured, (AMT)	5.250%	06/30/60	$1,050,181
355,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	6.000	06/30/54	382,713
1,515,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.375	06/30/60	1,568,691
340,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C	5.000	12/01/35	367,406
1,785,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/35	1,916,222
2,000,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/27	2,051,784
400,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/28	415,936
850,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/31	879,374
400,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	5.000	10/01/40	413,465
1,000,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35	1,123,550
3,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015	5.000	10/15/41	3,020,752
1,930,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018	4.000	09/01/43	1,915,776
800,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fifth Series 2017	5.000	11/15/42	827,619
1,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twentieth Series 2019, (AMT)	4.000	11/01/59	899,795
1,155,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2	5.000	11/15/42	1,190,733
2,000,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, Refunding Series 2018C	5.000	11/15/37	2,121,169

	TOTAL TRANSPORTATION			36,662,556

	U.S. GUARANTEED - 0.2% (0.2% of Total Investments) (c)
265,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015A, (Pre-refunded 7/01/25)	5.000	07/01/33	267,023
135,000	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, (Pre-refunded 7/01/25)	5.000	07/01/45	135,959

	TOTAL U.S. GUARANTEED			402,982

	UTILITIES - 15.2% (15.6% of Total Investments)
300,000	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Refunding Series 2015A	5.000	07/01/29	301,935
830,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Green Series 2023E	5.000	09/01/53	880,951
580,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2016B	5.000	09/01/46	591,837
3,000,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1	5.000	06/15/48	3,068,987

See Notes to Financial Statements	93

Portfolio of Investments February 28, 2025 (continued)

NNY

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$1,000,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE	5.000%	06/15/39	$1,012,391
2,200,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series EE	4.000	06/15/42	2,184,342
1,145,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2023 Series AA-1	5.250	06/15/52	1,233,211
2,500,000		New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated SRF Series 2015A	5.000	06/15/40	2,511,201
1,000,000		New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017A	5.000	06/15/46	1,029,671
1,300,000		New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017E	5.000	06/15/47	1,337,881
1,895,000		New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2022A	5.000	06/15/51	2,021,449
2,000,000		New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, Green Series 2022B	5.250	09/15/52	2,170,974
780,000		New York State Power Authority, General Revenue Bonds, Green Series 2024A	4.000	11/15/54	757,808
5,000,000		New York State Power Authority, General Revenue Bonds, Series 2020A	4.000	11/15/55	4,812,058
650,000		New York State Power Authority, Green Transmission Project Revenue Bonds, Green Series 2023A - AGM Insured	5.000	11/15/48	698,336
500,000	(a)	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, (AMT)	4.750	11/01/42	476,783
775,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	786,977

		TOTAL UTILITIES			25,876,792

		TOTAL MUNICIPAL BONDS (Cost $163,579,521)			165,498,109

		TOTAL LONG-TERM INVESTMENTS (Cost $163,579,521)			165,498,109

		OTHER ASSETS & LIABILITIES, NET - 2.5%			4,197,558

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$169,695,667

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

AMT	Alternative Minimum Tax

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $9,599,064 or 5.8% of Total Investments.
(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

94	See Notes to Financial Statements

Portfolio of Investments February 28, 2025

NAN

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 162.8% (100.0% of Total Investments)
		MUNICIPAL BONDS - 162.8% (100.0% of Total Investments)
		CONSUMER STAPLES - 6.1% (3.8% of Total Investments)
$12,500,000		Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A	5.000%	06/01/38	$11,905,175
3,210,000		Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A	5.000	06/01/45	2,942,024
145,000		New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1	5.625	06/01/35	147,582
1,145,000		New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1	5.750	06/01/43	1,148,743
7,155,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48	6,787,070

		TOTAL CONSUMER STAPLES			22,930,594

		EDUCATION AND CIVIC ORGANIZATIONS - 12.9% (7.9% of Total Investments)
2,875,000		Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A	7.500	12/01/40	2,732,285
340,000		Build New York City Resource Corporation, New York, Revenue Bonds, Classical Charter Schools Series 2023A	4.500	06/15/43	333,459
550,000		Build New York City Resource Corporation, New York, Revenue Bonds, Classical Charter Schools Series 2023A	4.750	06/15/58	531,750
400,000		Build New York City Resource Corporation, New York, Revenue Bonds, KIPP New York City Public School Facilities, Canal West Project, Series 2022	5.250	07/01/52	413,043
1,000,000		Build New York City Resource Corporation, New York, Revenue Bonds, KIPP New York City Public School Facilities, Canal West Project, Series 2022	5.250	07/01/57	1,031,565
200,000		Build New York City Resource Corporation, New York, Revenue Bonds, KIPP New York City Public School Facilities, Canal West Project, Series 2022	5.250	07/01/62	205,689
1,405,000	(a)	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014	5.250	11/01/34	843,000
1,300,000	(a)	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014	5.000	11/01/39	780,000
1,000,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2023	7.250	06/01/55	1,070,912
1,000,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1	5.250	06/01/40	995,602
290,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A	5.000	06/01/41	268,760
1,000,000	(b)	Build NYC Resource Corporation, New York, Revenue Bonds, Richmond Preparatory Charter School Project, Social Impact Project Series 2021A	5.000	06/01/51	872,686
1,670,000	(b)	Dormitory Authority of the State of New York, General Revenue Bonds, American Musical and Dramatic Academy Inc., Series 2023A	7.250	07/01/53	1,708,291
4,030,000		Dormitory Authority of the State of New York, General Revenue Bonds, Yeshiva University, Series 2022A	5.000	07/15/50	4,050,736
2,000,000		Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007 - FGIC Insured	5.250	07/01/29	2,057,147
1,565,000		Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2020	4.000	07/01/46	1,517,466
1,820,000		Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A	5.000	07/01/40	1,824,885
1,055,000		Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A	5.000	07/01/35	1,084,229
2,000,000		Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A	5.000	07/01/36	2,053,828
2,625,000		Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2020A	5.000	07/01/53	2,746,090
3,140,000	(b)	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A	5.500	12/01/36	2,940,802

See Notes to Financial Statements	95

Portfolio of Investments February 28, 2025 (continued)

NAN

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$2,705,000		Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C	5.625%	01/01/55	$2,495,623
1,005,000		Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013	5.000	09/01/38	1,005,716
265,000		Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013	5.000	09/01/43	265,094
2,880,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2023A	5.000	07/01/53	3,086,739
3,030,000		New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A	5.000	07/01/40	3,036,956
5,000,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A	4.000	03/01/45	4,774,180
2,055,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A - AGM Insured	4.000	03/01/45	1,994,322
1,515,000		Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015	5.000	07/01/40	1,517,538

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			48,238,393

		FINANCIALS - 3.7% (2.3% of Total Investments)
4,725,000		Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005	5.250	10/01/35	5,493,614
6,885,000		Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007	5.500	10/01/37	8,266,214

		TOTAL FINANCIALS			13,759,828

		HEALTH CARE - 24.6% (15.1% of Total Investments)
11,020,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A	4.250	05/01/52	10,510,203
4,745,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2022A	5.000	05/01/52	4,947,140
3,000,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2024A	4.000	05/01/54	2,760,096
7,140,000		Dormitory Authority of the State of New York, General Revenue Bonds, Northwell Health Obligated Group, Series 2024A	5.250	05/01/54	7,696,546
5,000,000		Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center Series 2022-1A	4.000	07/01/51	4,800,038
2,420,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A	5.000	08/01/30	2,517,804
4,275,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A	5.000	08/01/33	4,414,572
3,060,000		Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A	5.000	08/01/34	3,155,310
2,700,000		Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A	5.000	05/01/43	2,709,026
9,150,000		Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A	4.000	07/01/50	8,672,356
3,820,000		Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A	4.000	07/01/53	3,580,749
2,000,000	(b)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015	5.000	12/01/40	1,903,031
5,900,000	(b)	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017	5.000	12/01/35	5,850,931
220,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.250	10/01/49	230,076
1,920,000		Dormitory Authority of the State of New York, Revenue Bonds, White Plains Hospital, Series 2024	5.500	10/01/54	2,092,364
870,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	4.000	07/01/41	836,032
8,300,000		Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B	5.000	07/01/46	8,355,807
560,000		Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005	6.000	07/01/30	560,925

96	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$2,410,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017	5.000%	12/01/46	$2,427,101
4,470,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A	4.000	12/01/46	4,099,017
9,795,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016	5.000	11/01/46	9,348,121
240,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Series 2023	6.250	11/01/52	268,221

		TOTAL HEALTH CARE			91,735,466

		HOUSING/MULTIFAMILY - 0.6% (0.4% of Total Investments)
1,900,000		New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Development Series 2024B-1-A	4.650	11/01/49	1,915,442
325,000	(b)	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2024	5.250	12/15/31	334,215

		TOTAL HOUSING/MULTIFAMILY			2,249,657

		HOUSING/SINGLE FAMILY - 0.1% (0.1% of Total Investments)
460,000		Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, (AMT)	5.750	09/01/31	464,194

		TOTAL HOUSING/SINGLE FAMILY			464,194

		INDUSTRIALS - 4.9% (3.0% of Total Investments)
5,125,000	(b)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44	5,128,301
2,500,000	(b)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014	5.375	11/15/40	2,502,242
40,000		New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2	3.500	09/15/52	33,257
4,200,000		New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	4.000	10/31/41	3,882,095
1,060,000		New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	4.000	10/31/46	932,454
6,750,000		New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	4.000	04/30/53	5,728,337

		TOTAL INDUSTRIALS			18,206,686

		LONG-TERM CARE - 0.4% (0.2% of Total Investments)
1,045,000		Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006	5.000	11/01/31	1,058,537
340,000		Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann’s Community Project, Series 2019	5.000	01/01/40	327,746

		TOTAL LONG-TERM CARE			1,386,283

		MATERIALS - 0.5% (0.3% of Total Investments)
1,935,000	(b)	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, (AMT)	5.000	01/01/35	1,936,431

		TOTAL MATERIALS			1,936,431

		TAX OBLIGATION/GENERAL - 6.6% (4.0% of Total Investments)
3,000,000		Nassau County, New York, General Obligation Bonds, General Improvement Bonds Series 2019B - AGM Insured	5.000	04/01/44	3,181,456
5,000,000		Nassau County, New York, General Obligation Bonds, General Improvement Series 2018A - AGM Insured	5.000	04/01/43	5,202,864
4,390,000		New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1	5.000	03/01/40	4,581,594

See Notes to Financial Statements	97

Portfolio of Investments February 28, 2025 (continued)

NAN

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$2,200,000		New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1	5.000%	04/01/38	$2,308,056
3,110,000		New York City, New York, General Obligation Bonds, Fiscal 2021 Series C	5.000	08/01/43	3,286,689
4,210,000		New York City, New York, General Obligation Bonds, Fiscal 2023 Series B-1	5.250	10/01/47	4,529,737
1,506,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/41	1,451,581

		TOTAL TAX OBLIGATION/GENERAL			24,541,977

		TAX OBLIGATION/LIMITED - 49.6% (30.5% of Total Investments)
10,000,000		Battery Park City Authority, New York, Revenue Bonds, Senior Sustainability Series 2019A	5.000	11/01/49	10,532,823
7,500,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2024A	4.000	03/15/54	7,136,259
7,710,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series 2020A	4.000	03/15/44	7,551,017
1,135,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D	4.000	02/15/38	1,158,402
1,000,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A	5.000	03/15/49	1,047,522
5,000,000		Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A	5.000	03/15/44	5,097,694
3,990,000		Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A	5.000	03/15/40	4,164,840
3,225,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/26	3,262,946
2,355,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/39	2,368,841
1,000,000		Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Green Fiscal 2022 Series A	4.000	02/15/36	1,053,910
3,750,000		Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A	5.000	02/15/39	3,866,200
1,660,000		Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Green Series 2024A	4.000	11/15/51	1,574,527
7,265,000		Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2022A	4.000	11/15/42	7,268,038
890,000		New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1	5.000	07/15/35	904,876
2,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1	5.000	02/01/43	2,047,097
845,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries C-1	4.000	02/01/42	847,100
5,295,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025D	4.250	05/01/54	5,229,732
11,225,000	(c)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024C, (UB)	5.250	05/01/50	12,153,166
10,000,000	(c)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024C, (UB)	5.000	05/01/53	10,613,781
5,000,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024C	5.500	05/01/53	5,498,631
14,830,000	(c)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Series 2024C, (UB)	5.500	05/01/53	16,308,940
4,995,000		New York State Dormitory Authority, Personal Income Tax Revenue Bonds, General Purpose Series 2019A	4.000	03/15/49	4,799,285
3,730,000		New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding Group 1 Series 2022A	5.000	03/15/45	3,994,877
4,135,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C	5.000	03/15/47	4,328,793
3,000,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C	4.000	03/15/49	2,899,989
7,700,000		New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2022A	5.000	03/15/48	8,183,715

98	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$11,014,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000%	07/01/51	$2,744,861
24,475,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	24,578,090
32,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	31,819
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	989,235
2,000,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/29	1,584,659
1,000,000		Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, (AMT)	5.000	01/01/35	763,795
5,000,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021B-1	5.000	05/15/56	5,134,999
3,800,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2022 A	4.000	05/15/51	3,637,566
1,000,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1	5.000	05/15/51	1,050,177
1,065,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior Lien Bonds, Series 2022C	4.125	05/15/52	1,026,939
1,785,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior Lien Bonds, Series 2022C	5.250	05/15/52	1,924,189
7,080,000		Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox- City Sales Tax, Series 2024A-1	5.250	05/15/59	7,628,517

		TOTAL TAX OBLIGATION/LIMITED			184,987,847

		TRANSPORTATION - 42.9% (26.3% of Total Investments)
5,425,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2016A-1	5.000	11/15/46	5,459,897
1,110,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1	5.000	11/15/50	1,141,367
5,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B	5.000	11/15/37	5,100,157
5,000,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1	5.250	11/15/29	5,066,569
11,920,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1	5.250	11/15/56	12,043,672
200,000	(a)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.300	10/01/37	128,000
5,500,000	(a)	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007	2.350	10/01/46	3,520,000
5,495,000		New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series 1WTC-2021 - BAM Insured	4.000	02/15/43	5,402,081
5,000,000		New York State Thruway Authority, General Revenue Bonds, Series 2020N	4.000	01/01/42	5,003,322
3,000,000		New York State Thruway Authority, General Revenue Bonds, Series 2020N	4.000	01/01/43	2,978,360
1,350,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A	5.000	01/01/46	1,364,691
2,190,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A	5.250	01/01/56	2,216,462
1,000,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46	999,991
13,895,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.250	01/01/50	13,894,836

See Notes to Financial Statements	99

Portfolio of Investments February 28, 2025 (continued)

NAN

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TRANSPORTATION (continued)
$8,450,000	New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	5.500%	12/31/60	$8,977,227
1,500,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26	1,501,802
9,730,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/31	9,741,643
400,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020, (AMT)	5.375	08/01/36	418,516
1,340,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	6.000	06/30/54	1,444,607
6,850,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023, (AMT)	5.375	06/30/60	7,092,760
140,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020A, (AMT)	4.000	12/01/40	135,657
1,250,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C	5.000	12/01/34	1,354,195
5,825,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2022, (AMT)	5.000	12/01/35	6,253,216
8,515,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/27	8,735,469
2,000,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/31	2,069,115
2,745,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, (AMT)	5.000	01/01/36	2,820,213
3,100,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2023, (AMT)	6.000	04/01/35	3,483,006
5,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Eighth Series 2016	5.250	11/15/56	5,118,552
3,975,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fifth Series 2017	5.000	11/15/47	4,088,691
4,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Forty Second Series 2023, (AMT)	5.000	12/01/53	4,149,396
5,000,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twentieth Series 2019, (AMT)	4.000	11/01/59	4,498,974
2,810,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT)	4.000	07/15/55	2,574,476
5,340,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A	5.000	11/15/47	5,475,783
3,500,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2	5.000	11/15/42	3,608,282
3,000,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A	4.000	11/15/54	2,801,791
10,000,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2022A	4.000	11/15/52	9,403,249

	TOTAL TRANSPORTATION			160,066,025

100	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		U.S. GUARANTEED - 0.0% (0.0% of Total Investments) (d)
$5,000		Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A, (Pre-refunded 3/15/29)	4.000%	03/15/49	$5,259

		TOTAL U.S. GUARANTEED			5,259

		UTILITIES - 9.9% (6.1% of Total Investments)
2,945,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Green Series 2023E	5.000	09/01/53	3,125,785
1,310,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2016B	5.000	09/01/46	1,336,735
90,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017	5.000	09/01/42	93,008
5,000,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2024 Series CC-1	5.250	06/15/54	5,422,753
4,080,000		New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017A	5.000	06/15/46	4,201,058
7,500,000		New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017E	5.000	06/15/47	7,718,545
2,740,000		New York State Power Authority, General Revenue Bonds, Green Series 2024A	4.000	11/15/54	2,662,045
5,000,000		New York State Power Authority, General Revenue Bonds, Series 2020A	4.000	11/15/55	4,812,058
2,270,000		New York State Power Authority, Green Transmission Project Revenue Bonds, Green Series 2023A - AGM Insured	5.000	11/15/48	2,438,802
1,920,000	(b)	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, (AMT)	4.750	11/01/42	1,830,848
1,940,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	1,969,981
1,250,000		Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017	5.000	12/15/38	1,311,705

		TOTAL UTILITIES			36,923,323

		TOTAL MUNICIPAL BONDS (Cost $600,602,199)			607,431,963

		TOTAL LONG-TERM INVESTMENTS (Cost $600,602,199)			607,431,963

		FLOATING RATE OBLIGATIONS - (7.7)%			(28,840,000)

		AMTP SHARES, NET - (34.0)% (e)			(126,963,505)

		VRDP SHARES, NET - (23.7)% (f)			(88,318,359)

		OTHER ASSETS & LIABILITIES, NET - 2.6%			9,887,615

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$373,197,714

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

AMT	Alternative Minimum Tax
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $29,313,033 or 4.8% of Total Investments.
(c)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e)	AMTP Shares, Net as a percentage of Total Investments is 20.9%.
(f)	VRDP Shares, Net as a percentage of Total Investments is 14.5%.

See Notes to Financial Statements	101

Portfolio of Investments February 28, 2025

NQP

(Unaudited)
PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 160.9% (100.0% of Total Investments)
		MUNICIPAL BONDS - 160.8% (99.9% of Total Investments)
		CONSUMER STAPLES - 0.5% (0.3% of Total Investments)
$2,000,000		Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, (AMT)	5.375%	03/01/31	$2,225,283

		TOTAL CONSUMER STAPLES			2,225,283

		EDUCATION AND CIVIC ORGANIZATIONS - 21.3% (13.2% of Total Investments)
590,000		Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A	6.000	05/01/28	600,711
735,000		Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016	3.000	10/15/30	653,674
1,000,000		Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016	5.000	10/15/38	957,886
1,625,000		Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2017	5.000	10/15/47	1,443,776
20,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020	5.000	10/01/49	17,727
3,215,000		Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016	5.125	03/15/36	3,255,000
835,000		Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A	5.000	12/15/47	826,707
1,000,000	(a)	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2022	6.000	10/15/52	1,038,323
2,200,000		Crawford County Industrial Development Authority, Pennsylvania, College Revenue Bonds, Allegheny College, Series 2016	3.000	05/01/34	1,952,054
1,000,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Dickinson College Project, Second Series 2017A	5.000	11/01/39	1,038,548
1,230,000		Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University Project, Series 2019	5.000	05/01/48	1,126,297
720,000		Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014	5.000	05/01/37	712,724
4,595,000		Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University, Series 2016	4.000	05/01/46	3,867,179
1,350,000		General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP Financing Program-York College of Pennsylvania, Series 2017 PP4	3.375	11/01/37	1,273,324
590,000		Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2	3.250	05/01/36	525,189
1,555,000		Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2	3.500	05/01/41	1,300,310
1,515,000		Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Foundation for Indiana University of Pennsylvania Project, Refunding Series 2022 - BAM Insured	4.000	05/01/54	1,427,131
350,000		Lackawanna County Industrial Development Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2017	3.375	11/01/33	339,333
2,925,000		Lackawanna County Industrial Development Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2017	4.000	11/01/40	2,780,959
995,000		Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual Language Charter School, General Purpose Authority, Series 2023	7.000	06/01/53	1,085,022
2,000,000		McCandless IDA, Pennsylvania, University Revenue Bonds Series A and B of 2022 La Roche University	6.750	12/01/46	1,938,727
1,005,000		Pennsylvania Economic Development Financing Authority, Pennsylvania, Revenue Bonds, Villanova University Project, Series 2024	4.000	08/01/54	971,880
9,660,000	(b)	Pennsylvania Economic Development Financing Authority, Pennsylvania, Revenue Bonds, Villanova University Project, Series 2024, (UB)	4.000	08/01/54	9,341,650

102	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$1,205,000		Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Senior Series 2021A, (AMT)	2.625%	06/01/42	$1,091,986
2,215,000		Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Senior Series 2022A, (AMT)	4.500	06/01/43	2,228,268
1,245,000		Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Senior Series 2023A, (AMT)	4.000	06/01/44	1,210,152
2,545,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Refunding Series 2014	5.000	12/01/38	2,545,482
2,080,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Refunding Series 2014	5.000	12/01/44	2,080,411
360,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012	4.000	05/01/32	302,061
5,750,000	(b)	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Trustees, Series 2025A, (UB)	4.250	02/15/55	5,712,245
1,030,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012	4.000	11/01/39	920,612
4,300,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012	5.000	11/01/42	4,237,490
1,310,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A	5.000	11/01/36	1,322,086
1,440,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2021A	4.000	07/15/46	1,232,228
7,835,000		Pennsylvania State University, Revenue Bonds, Series 2022A	5.000	09/01/47	8,459,699
3,000,000		Pennsylvania State University, Revenue Bonds, Series 2023	5.250	09/01/48	3,301,321
5,000,000		Pennsylvania State University, Revenue Bonds, Series 2024	5.000	09/01/49	5,403,066
1,255,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017	3.625	05/01/35	963,418
465,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006	6.250	05/01/33	465,212
2,220,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph’s University Project, Refunding Series 2020A	4.000	11/01/45	2,041,396
1,500,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph’s University Project, Refunding Series 2020C. Forward Delivery	4.000	11/01/36	1,502,780
1,400,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph’s University Project, Refunding Series 2020C. Forward Delivery	4.000	11/01/37	1,396,701
3,000,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph’s University Project, Series 2022	5.500	11/01/60	3,251,193
2,260,330	(a),(c)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017	5.000	03/15/45	1,356,198
2,320,000		Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2016	5.000	11/01/37	2,363,135
5,250,000		Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016	5.000	06/01/46	4,648,248
3,555,000		Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5	3.375	11/01/36	3,168,947
1,890,000		Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2015A	5.000	11/01/32	1,914,034
740,000		Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2015A	5.000	11/01/33	748,774
675,000		Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2015A	4.000	11/01/35	675,992

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			103,017,266

See Notes to Financial Statements	103

Portfolio of Investments February 28, 2025 (continued)

NQP

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE - 26.2% (16.3% of Total Investments)
$4,665,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000%	04/01/44	$4,397,031
13,300,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/44	12,802,676
210,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A	4.000	07/15/35	213,215
2,285,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A	4.000	07/15/36	2,310,561
610,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34	663,434
8,187,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39	8,178,127
4,091,000	(d)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000	06/30/44	3,035,128
1,282,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34	1,317,302
10,170,000		Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s University Health Network Project, Series 2021 - BAM Insured	3.000	08/15/53	7,853,057
2,000,000		Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Butler Health System Project, Series 2015A	5.000	07/01/39	1,893,666
2,470,000		Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A	4.000	10/01/36	2,493,167
1,580,000		Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A	4.000	10/01/37	1,590,853
2,995,000		Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A	4.000	10/01/47	2,832,320
1,500,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2019	4.000	11/01/49	1,365,645
1,845,000		Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2016A	5.000	07/01/41	1,858,540
1,105,000		Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A	4.000	07/01/45	1,007,081
1,350,000		Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A	5.000	07/01/49	1,364,026
2,290,000		Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018	5.000	07/15/48	2,185,469
3,215,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2014A	5.000	06/01/41	3,220,522
1,650,000		Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2021	5.000	11/01/51	1,683,589
2,200,000		Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016B	5.000	08/15/46	2,226,479
3,000,000		Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2016A	5.000	08/15/42	3,045,872
1,490,000		Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2012B	4.000	07/01/43	1,417,254
1,265,000		Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016	3.000	11/01/36	1,099,063
2,850,000		Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016	4.000	11/01/41	2,681,009
4,955,000		Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016	4.000	11/01/46	4,410,631
1,020,000		Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016	3.375	07/01/32	1,009,577
2,675,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A	4.000	09/01/38	2,667,542

104	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HEALTH CARE (continued)
$1,855,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A	5.000%	09/01/48	$1,889,047
2,590,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019 - BAM Insured	4.000	09/01/44	2,465,625
1,015,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019	4.000	09/01/49	924,483
3,400,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B	4.000	05/01/56	3,053,884
200,000		Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Fixed Rate Series 2023A-2	4.000	05/15/48	187,019
4,750,000		Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2020A	4.000	04/15/50	4,413,823
2,130,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2024B-1	4.250	11/01/51	2,063,963
14,445,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016C	4.000	08/15/41	14,456,995
3,605,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019	4.000	08/15/49	3,364,335
1,800,000		Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017	5.000	07/01/30	1,843,833
2,990,000		Pocono Mountains Industrial Park Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s Hospital -Monroe Project, Series 2015A	5.000	08/15/40	2,990,598
1,170,000		Pocono Mountains Industrial Park Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s Hospital -Monroe Project, Series 2015A	4.000	08/15/45	1,099,337
1,519,999		Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B	5.000	07/01/45	1,534,967
1,305,000		Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A	5.000	06/01/49	1,333,590
3,500,000		Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Series 2018B	5.000	08/01/48	3,552,515
705,000		Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A	4.000	07/01/37	676,335

		TOTAL HEALTH CARE			126,673,185

		HOUSING/MULTIFAMILY - 1.0% (0.6% of Total Investments)
160,000		Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Student Housing, LLC Project at West Chester University Series 2013A	5.000	08/01/45	154,315
1,650,000		Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A	5.000	07/01/45	1,650,095
1,285,000	(a)	Erie County, Industrial Development Authority, Pennsylvania, Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie Apartments, Series 2024A	6.750	09/01/61	1,293,721
270,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A	5.000	07/01/31	269,783
1,240,000		Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A	5.625	07/01/35	1,264,759

		TOTAL HOUSING/MULTIFAMILY			4,632,673

See Notes to Financial Statements	105

Portfolio of Investments February 28, 2025 (continued)

NQP

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		HOUSING/SINGLE FAMILY - 24.1% (15.0% of Total Investments)
$2,560,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-117B	3.900%	10/01/35	$2,560,136
4,890,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120	3.200	04/01/40	4,420,916
20,335,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121	3.200	10/01/41	17,708,127
1,080,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-122	3.650	10/01/32	1,082,556
3,895,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B	3.450	10/01/32	3,897,205
7,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B	3.500	10/01/37	6,867,429
2,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A	2.700	10/01/39	1,681,022
1,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A	3.000	10/01/46	788,427
1,380,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-131A	3.000	10/01/39	1,214,048
12,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-132A	2.550	10/01/41	9,549,266
1,500,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133	2.350	10/01/40	1,184,032
1,450,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133	2.500	10/01/45	1,067,684
1,565,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2021-136	2.550	10/01/51	1,040,720
4,105,000	(b)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2023-141A, (UB)	4.600	10/01/43	4,159,388
5,000,000	(b)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2023-141A, (UB)	4.700	10/01/46	5,030,473
5,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-134A	1.850	04/01/36	3,902,413
3,650,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-134A	2.050	04/01/41	2,605,851
2,505,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-134A	2.100	10/01/43	1,716,869
5,295,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-135A	2.250	10/01/41	3,978,235
6,855,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-135A	2.375	10/01/46	4,769,500
7,705,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-135A	2.500	10/01/50	4,984,880
5,240,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-137	2.450	10/01/41	4,080,506
6,545,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-137	2.600	04/01/46	4,843,296
3,335,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2022-138A	3.000	04/01/42	2,769,638
8,500,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2022-1394A	4.150	10/01/42	8,360,429
1,980,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2022-140A	4.450	10/01/47	1,965,689
10,000,000	(b)	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2023-142A, (UB)	4.900	10/01/46	10,167,290

		TOTAL HOUSING/SINGLE FAMILY			116,396,025

106	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		INDUSTRIALS - 2.5% (1.5% of Total Investments)
$500,000	(a),(c),(e)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1	10.000%	12/01/40	$50
500,000	(a),(c),(e)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, (AMT)	10.000	12/01/40	50
6,455,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, (AMT)	5.500	11/01/44	6,463,448
1,000,000	(f)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Refunding Series 2019A, (AMT), (Mandatory Put 4/15/25)	4.150	04/01/34	1,000,494
4,500,000		Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, (AMT), (Mandatory Put 7/01/27)	4.250	07/01/41	4,538,211

		TOTAL INDUSTRIALS			12,002,253

		LONG-TERM CARE - 9.1% (5.7% of Total Investments)
2,065,000		Adams County General Authority, Pennsylvania, Revenue Bonds, The Brethren Home Community Project, Series 2024A	5.000	06/01/54	2,101,922
2,000,000		Adams County General Authority, Pennsylvania, Revenue Bonds, The Brethren Home Community Project, Series 2024A	5.000	06/01/59	2,028,082
940,000		Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A	5.000	05/15/37	954,923
1,160,000		Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A	5.000	05/15/47	1,163,440
230,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A	5.000	12/01/35	205,977
1,760,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2019	5.000	12/01/51	1,362,954
3,910,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2021A	4.000	12/01/40	2,915,652
2,000,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2021A	4.000	12/01/51	1,270,219
3,005,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019	5.000	01/01/45	2,893,802
1,075,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015	4.000	01/01/33	1,060,925
1,935,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015	5.000	01/01/38	1,935,856
985,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016	5.000	01/01/28	991,686
1,815,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016	5.000	01/01/29	1,827,261
735,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016	5.000	01/01/30	739,936
300,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016	3.250	01/01/36	274,581
1,405,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016	3.250	01/01/39	1,241,863
690,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A	4.125	01/01/38	675,649
200,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A	5.000	01/01/39	204,329
650,000		Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015	5.000	11/01/35	650,029
975,000		Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2020	5.000	03/01/40	907,443

See Notes to Financial Statements	107

Portfolio of Investments February 28, 2025 (continued)

NQP

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM CARE (continued)
$715,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2020	5.000%	03/01/50	$612,978
1,500,000	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes Retirement Community Project, Refunding Series 2015A	5.000	07/01/45	1,502,024
875,000	Lancaster Industrial Development Authority, Pennsylvania, Health Center Revenue Bonds, Landis Homes Retirement Community Project, Refunding Series 2021	4.000	07/01/51	778,533
1,400,000	Lancaster Industrial Development Authority, Pennsylvania, Health Center Revenue Bonds, Landis Homes Retirement Community Project, Refunding Series 2021	4.000	07/01/56	1,211,450
5,000,000	Maxatawny Township Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project Series 2022A	4.500	01/01/45	4,857,006
1,000,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2023A	5.250	11/15/53	1,038,367
1,845,000	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2019	5.000	11/01/44	1,723,092
1,000,000	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2019	5.000	11/01/49	907,577
500,000	Pennsylvania Economic Development Finance Authority, Revenue Bonds, Presbyterian Senior Living Project, Series 2023B-2	5.000	07/01/42	524,027
1,250,000	Pennsylvania Economic Development Finance Authority, Revenue Bonds, Presbyterian Senior Living Project, Series 2023B-2	5.250	07/01/46	1,311,835
2,215,000	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Refunding Bonds, Series 2021	4.000	05/15/41	1,912,446
2,785,000	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Refunding Bonds, Series 2021	4.000	05/15/47	2,230,821

	TOTAL LONG-TERM CARE			44,016,685

	TAX OBLIGATION/GENERAL - 23.9% (14.9% of Total Investments)
840,000	Adams County, Pennsylvania, General Obligation Bonds, Series 2017B	2.500	11/15/29	797,509
3,500,000	Allegheny County, Pennsylvania, General Obligation Bonds, Refunding Series 2016C-76	5.000	11/01/41	3,580,747
1,010,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-77	5.000	11/01/43	1,050,064
1,845,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2024C-80	5.000	12/01/41	2,032,354
2,305,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2024C-80	5.000	12/01/42	2,522,255
4,705,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2024C-80	5.000	12/01/49	4,994,622
1,895,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2024C-80	5.000	12/01/54	2,000,920
1,000,000	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2023 - BAM Insured	4.125	06/01/40	1,019,867
2,900,000	Colonial School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020	5.000	02/15/44	2,976,614
2,235,000	Cumberland Valley School District, Cumberland County, Pennsylvania, General Obligation Bonds, Series 2023A - AGM Insured	5.000	11/15/47	2,357,590
900,000	Dallastown Area School District, York County, Pennsylvania, General Obligation Bonds, Series 2025	5.000	04/15/26	923,068
1,265,000	Delaware County, Pennsylvania, General Obligation Bonds, Series 2024	5.000	08/01/46	1,354,805

108	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/GENERAL (continued)
$2,000,000		Delaware County, Pennsylvania, General Obligation Bonds, Series 2024	5.000%	08/01/48	$2,127,198
7,465,000		Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000 - AMBAC Insured	0.000	09/01/30	6,063,875
1,010,000		Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2021 - BAM Insured	3.000	10/15/33	957,912
425,000		Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2021 - BAM Insured	3.000	10/15/35	395,298
750,000		Haverford Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2025	5.000	03/15/42	807,964
750,000		Haverford Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2025	5.000	03/15/44	800,809
5,750,000		Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2022A - AGM Insured	5.000	03/15/48	6,061,593
1,140,000		Kennett Consolidated School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2024	5.000	02/15/51	1,200,057
2,200,000		Lancaster County, Pennsylvania, General Obligation Bonds, Series 2024	5.000	11/01/37	2,426,999
1,125,000		Lancaster, Pennsylvania, General Obligation Bonds, Series 2016 - AGM Insured	5.000	11/01/27	1,150,296
1,260,000		Muhlenberg School District, Berks County, Pennsylvania, General Obligation Bonds, Series 202	5.000	05/15/49	1,319,761
5,000,000		North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2015	5.000	05/01/31	5,016,958
4,000,000		North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2015	5.000	05/01/32	4,013,305
2,875,000		North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2015	5.000	05/01/33	2,884,516
1,000,000		Penn Manor School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2019A	4.000	03/01/35	1,018,718
1,000,000		Penn Manor School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2019A	4.000	03/01/36	1,016,302
630,000		Pennsbury School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2024	5.000	08/01/44	673,644
3,925,000		Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A - NPFG Insured	5.000	06/01/34	4,447,978
10,000,000	(b)	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2023A, (UB)	5.500	09/01/48	10,971,222
1,000,000		Pittsburgh, Pennsylvania, General Obligation Bonds, Capital Improvement Series 2024	5.000	09/01/43	1,076,818
2,875,000		Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2022	5.000	09/01/39	3,080,360
11,440,000		Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B - NPFG Insured	0.000	01/15/32	8,606,852
21,000,000	(b)	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District, Series 2003 - AGM Insured, (UB)	5.500	06/01/28	22,655,411
100,000		The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A	5.000	11/15/28	100,047
1,000,000		Tredyffrin-Easttown School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2024	5.000	02/15/43	1,081,955

		TOTAL TAX OBLIGATION/GENERAL			115,566,263

		TAX OBLIGATION/LIMITED - 11.8% (7.3% of Total Investments)
185,000	(a)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021	6.000	05/01/42	195,014
155,000	(a)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018	5.000	05/01/33	158,180
1,115,000	(a)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017	5.000	05/01/42	1,116,783

See Notes to Financial Statements	109

Portfolio of Investments February 28, 2025 (continued)

NQP

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TAX OBLIGATION/LIMITED (continued)
$1,415,000	(a)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023	6.250%	05/01/42	$1,430,350
450,000	(a)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E Allen Street Project, Senior Series 2024A	5.250	05/01/42	458,560
1,500,000		Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018	5.000	06/01/31	1,589,156
3,045,000	(b)	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018 - AGM Insured	4.000	06/01/39	3,054,398
7,215,000	(b)	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018 - AGM Insured, (UB)	4.000	06/01/39	7,237,270
1,290,000	(a)	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014	6.875	07/01/33	1,289,922
1,100,000		Montgomery County Redevelopment Authority, Pennsylvania, Special Obligation Revenue Bonds, River Pointe Project Series 2023	6.500	09/01/43	1,129,073
2,650,000		Pennsylvania Turnpike Commission, Motor License Fund- Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A	4.750	12/01/37	2,711,413
4,000,000		Pennsylvania Turnpike Commission, Motor License Fund- Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A	4.900	12/01/44	4,066,431
5,535,000		Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2021A	4.000	12/01/51	5,334,979
1,125,000		Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Series 2018A	5.250	12/01/44	1,180,374
1,245,000		Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Subordinate Series 2018B	5.000	12/01/48	1,282,816
5,530,000		Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A	5.000	12/01/30	5,599,227
1,037,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	1,031,895
1,721,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	1,728,254
1,918,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	1,913,210
839,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	836,905
2,319,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	2,294,036
10,000,000	(b)	Southeastern Pennsylvania Transportation Authority, Revenue Bonds, Asset Improvement Series 2022, (UB)	5.250	06/01/52	10,699,156
825,000		Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018	5.000	07/01/35	827,683

		TOTAL TAX OBLIGATION/LIMITED			57,165,085

		TRANSPORTATION - 15.6% (9.7% of Total Investments)
1,760,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A, (AMT)	5.000	01/01/51	1,790,411
8,020,000	(b)	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021B, (UB)	5.000	01/01/56	8,308,697
10,000,000	(b)	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2023A - AGM Insured, (AMT), (UB)	5.500	01/01/53	10,729,241
1,350,000		Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A	5.000	01/01/39	1,440,532
12,170,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E	6.375	12/01/38	13,105,740

110	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TRANSPORTATION (continued)
$2,500,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, First Series 2024	5.000%	12/01/43	$2,753,849
8,735,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B	5.000	12/01/45	8,792,382
1,215,000	(b)	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B, (UB)	5.250	12/01/47	1,321,855
2,365,000	(b)	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2022B, (UB)	5.250	12/01/52	2,561,525
12,000,000	(b)	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2023A, (UB)	5.000	12/01/53	12,857,591
2,005,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C - AGM Insured	6.250	06/01/33	2,081,426
1,435,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1	5.000	06/01/31	1,502,142
1,430,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1	5.000	06/01/33	1,489,222
780,000		Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A - AGM Insured	3.000	07/01/34	724,341
1,490,000		Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, (AMT)	5.000	07/01/47	1,505,428
1,470,000		Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020C, (AMT)	4.000	07/01/50	1,362,667
1,000,000		Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2017	5.000	12/15/30	1,046,973
550,000		Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2017	5.000	12/15/34	571,702
1,000,000		Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2017	5.000	12/15/36	1,036,373
250,000		Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2017	5.000	12/15/37	258,548

		TOTAL TRANSPORTATION			75,240,645

		U.S. GUARANTEED - 3.7% (2.3% of Total Investments) (g)
1,000,000		Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018, (Pre-refunded 5/15/25)	5.000	05/15/43	1,023,815
400,000		Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018, (Pre-refunded 5/15/25)	5.000	05/15/48	409,526
805,000		Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2016A, (Pre-refunded 11/15/25)	5.000	11/15/41	816,549
2,985,000		Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2016A, (Pre-refunded 11/15/25)	5.000	11/15/46	3,027,824
610,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016, (Pre-refunded 1/01/26)	3.250	01/01/39	610,867
135,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A, (Pre-refunded 1/01/29)	5.000	01/01/39	144,469
1,075,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A, (Pre-refunded 1/01/29)	5.000	01/01/39	1,150,402
430,000		Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2016A, (Pre-refunded 7/01/26)	5.000	07/01/41	441,006
120,000		Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, (Pre-refunded 7/01/29)	4.000	07/01/45	124,554
150,000		Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, (Pre-refunded 7/01/29)	5.000	07/01/49	161,728
1,900,000		East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2015, (Pre-refunded 7/01/25)	5.000	07/01/47	1,911,870

See Notes to Financial Statements	111

Portfolio of Investments February 28, 2025 (continued)

NQP

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		U.S. GUARANTEED (g) (continued)
$2,350,000		Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, (Pre-refunded 7/01/26)	5.000%	07/01/41	$2,421,013
140,000	(a),(c)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, (Pre-refunded 3/15/28)	5.000	03/15/45	149,254
4,140,001		Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-refunded 1/01/27)	5.000	07/01/45	4,308,637
1,335,000		Saint Mary Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019PA, (Pre-refunded 12/01/28)	5.000	12/01/48	1,441,583

		TOTAL U.S. GUARANTEED			18,143,097

		UTILITIES - 21.1% (13.1% of Total Investments)
3,325,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015	5.000	12/01/40	3,361,718
3,320,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015	5.000	12/01/45	3,350,554
1,000,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2018	5.000	06/01/43	1,037,197
4,165,000	(b)	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2022, (UB)	5.000	06/01/53	4,395,667
6,500,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, (Mandatory Put 7/01/33)	4.750	01/01/35	6,869,396
2,000,000		Bethel Park Municipal Authority, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2020B	3.000	09/01/47	1,609,256
7,000,000	(b)	Bucks County Water and Sewer Authority, Pennsylvania, Sewer System Revenue Bonds, Series 2022A - AGM Insured, (UB)	4.250	12/01/47	6,993,421
1,090,000		Bucks County Water and Sewer Authority, Pennsylvania, Water System Revenue Bonds, Series 2024	4.000	12/01/43	1,061,605
1,150,000		Bucks County Water and Sewer Authority, Pennsylvania, Water System Revenue Bonds, Series 2024	4.000	12/01/46	1,116,073
1,110,000		Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewer Revenue Bonds, Series 2015	5.000	05/01/40	1,112,549
855,000		Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewer Revenue Bonds, Series 2015	4.000	05/01/45	846,196
7,295,000		Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B	0.000	12/01/34	5,101,093
4,420,000		Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B	0.000	12/01/35	2,954,843
2,000,000		Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2024 - BAM Insured	4.000	12/01/46	1,963,375
295,000		Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)	2.450	12/01/39	268,221
4,440,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019A, (AMT)	3.000	10/01/36	4,091,847
3,900,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019B, (AMT)	3.100	11/01/38	3,527,351
10,500,000		Pennsylvania Economic Development Financing Authority, Revenue Bonds, Pennsylvania-American Water Company, Refunding Series 2019	3.000	04/01/39	9,262,312
2,000,000		Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Fifteenth Series 2017	5.000	08/01/37	2,077,573
1,000,000		Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth Series 2020A - AGM Insured	5.000	08/01/50	1,043,667
5,000,000		Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2018A	5.000	10/01/48	5,139,823

112	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UTILITIES (continued)
$6,175,000		Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2018A	5.000%	10/01/53	$6,335,206
4,695,000		Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2022C	5.500	06/01/47	5,141,734
12,000,000	(b)	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2023B - AGM Insured, (UB)	4.500	09/01/48	12,192,707
3,250,000		Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2023A - AGM Insured	5.000	09/01/48	3,486,331
2,630,000		Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2023A - AGM Insured	4.250	09/01/53	2,553,995
2,700,000		Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2025A	5.000	09/01/55	2,908,166
1,680,000	(h)	University Area Joint Authority, Centre County, Pennsylvania, Sewer Revenue Bonds, Series 2025 - BAM Insured	4.250	11/01/49	1,648,403
1,000,000		Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Refunding Series 2020 - AGM Insured	2.450	08/15/37	829,189

		TOTAL UTILITIES			102,279,468

		TOTAL MUNICIPAL BONDS (Cost $798,003,499)			777,357,928

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.1% (0.1% of Total Investments)
		CAPITAL GOODS - 0.0% (0.0% of Total Investments)
$64,338	(c),(e)	KDC Agribusiness Fairless Hills LLC	12.000	09/17/25	$6

		TOTAL CAPITAL GOODS			6

		CONSUMER SERVICES - 0.1% (0.1% of Total Investments)
462,193	(c),(e),(f)	University of the Arts, Term Loan (SOFR90A+ 9.500%)	13.860	12/16/25	462,193
48,305	(c),(e),(f)	University of the Arts, Term Loan (SOFR90A+ 9.500%)	13.860	08/16/25	48,305
175,633	(c),(e),(f)	University of the Arts, Term Loan (SOFR90A+ 9.500%)	13.860	08/16/25	175,633
138,658	(c),(e),(f)	University of the Arts, Term Loan (SOFR90A+ 9.500%)	13.860	04/30/25	138,658

		TOTAL CONSUMER SERVICES			824,789

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $824,504)			824,795

		TOTAL LONG-TERM INVESTMENTS (Cost $798,828,003)			778,182,723

		FLOATING RATE OBLIGATIONS - (22.2)%			(107,340,000)

		VRDP SHARES, NET - (44.9)% (i)			(216,888,827)

		OTHER ASSETS & LIABILITIES, NET - 6.2%			29,556,849

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$483,510,745

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

AMT	Alternative Minimum Tax
SOFR90A	90 Day Average Secured Overnight Financing Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $8,486,405 or 1.1% of Total Investments.
(b)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e)	For fair value measurement disclosure purposes, investment classified as Level 3.
(f)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

See Notes to Financial Statements	113

Portfolio of Investments February 28, 2025 (continued)

NQP

(h)	When-issued or delayed delivery security.
(i)	VRDP Shares, Net as a percentage of Total Investments is 27.9%.

114	See Notes to Financial Statements

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)	NAZ	NKX	NCA	NAC	NXJ	NRK
ASSETS
Long-term investments, at value†	$224,616,190	$1,035,507,782	$307,528,280	$2,986,469,850	$917,971,101	$1,675,479,241
Short-term investments, at value◇	330,000	–	–	–	–	–
Cash	309,654	62,884	–	1,655,518	–	1,536,926
Receivables:
Interest	2,082,380	11,059,119	2,952,757	31,955,931	10,493,111	19,867,916
Investments sold	2,983,464	–	–	2,525,000	3,976,884	–
Shares sold	–	138,410	–	–	–	–
Deferred offering costs	–	86,288	–	–	–	–
Other	6,514	251,947	18,009	603,426	86,400	534,828

Total assets	230,328,202	1,047,106,430	310,499,046	3,023,209,725	932,527,496	1,697,418,911
LIABILITIES
Cash overdraft	–	–	3,060	–	3,009,087	–
Floating rate obligations	–	33,485,000	–	44,585,000	64,055,000	13,480,000
AMTP Shares, Net*	88,267,371	–	–	–	–	–
MFP Shares, Net**	–	140,055,236	–	274,928,845	–	79,626,067
VRDP Shares, Net***	–	255,744,926	–	905,539,407	312,802,094	582,323,117
Payables:
Management fees	105,476	461,802	114,781	1,281,081	401,780	738,373
Dividends	810,037	3,396,309	920,374	10,197,698	2,997,449	5,739,295
Interest	49	718,751	105	997,623	1,085,032	324,119
Accrued expenses:
Custodian fees	13,338	33,366	13,477	87,200	32,877	51,906
Investor relations	2,889	11,350	4,273	30,553	10,633	19,011
Trustees fees	4,824	76,334	21,570	257,954	71,239	143,386
Professional fees	22,803	30,689	22,934	45,935	26,921	30,311
Shareholder reporting expenses	2,167	12,720	8,000	32,912	7,763	27,305
Shareholder servicing agent fees	2,628	1,803	1,424	6,067	3,121	6,411
Shelf offering costs	–	6,336	–	–	–	–
Other	296	14,939	559	40,427	3,709	54,946

Total liabilities	89,231,878	434,049,561	1,110,557	1,238,030,702	384,506,705	682,564,247
Commitments and contingencies(1)
Net assets applicable to common shares	$141,096,324	$613,056,869	$309,388,489	$1,785,179,023	$548,020,791	$1,014,854,664

Common shares outstanding	11,592,730	47,770,312	33,108,196	144,722,058	41,232,935	87,235,304
Net asset value (“NAV”) per common share outstanding	$12.17	$12.83	$9.34	$12.34	$13.29	$11.63
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share	$115,927	$477,703	$331,082	$1,447,221	$412,329	$872,353
Paid-in capital	154,853,867	632,712,742	312,875,798	1,943,679,208	581,568,128	1,163,243,137
Total distributable earnings (loss)	(13,873,470)	(20,133,576)	(3,818,391)	(159,947,406)	(33,959,666)	(149,260,826)
Net assets applicable to common shares	$141,096,324	$613,056,869	$309,388,489	$1,785,179,023	$548,020,791	$1,014,854,664
Authorized shares:
Common	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	—	Unlimited	Unlimited	Unlimited
† Long-term investments, cost	$226,944,085	$1,009,154,117	$300,530,348	$2,950,431,849	$925,148,227	$1,642,939,874
◇ Short-term investments, cost	330,000	—	—	—	—	—
* AMTP Shares, liquidation preference	88,300,000	–	–	–	–	–
** MFP Shares, liquidation preference	–	140,400,000	–	275,000,000	–	80,000,000
*** VRDP Shares, liquidation preference	–	256,700,000	–	907,800,000	313,900,000	583,800,000

See Notes to Financial Statements

115

Statement of Assets and Liabilities  (continued)

February 28, 2025 (Unaudited)	NNY	NAN	NQP
ASSETS
Long-term investments, at value†	$165,498,109	$607,431,963	$778,182,723
Cash	657,485	–	–
Receivables:
Interest	2,029,639	8,274,238	11,344,735
Investments sold	2,140,000	5,068,890	7,169,129
Sale of Vistra Vision interest(2)	–	–	22,026,174
Other	795	101,973	95,333

Total assets	170,326,028	620,877,064	818,818,094
LIABILITIES
Cash overdraft	–	509,979	3,703,771
Floating rate obligations	–	28,840,000	107,340,000
AMTP Shares, Net*	–	126,963,505	–
VRDP Shares, Net***	–	88,318,359	216,888,827
Payables:
Management fees	64,051	277,717	359,519
Dividends	521,193	2,039,197	2,680,973
Interest	58	617,242	1,983,395
Investments purchased - when-issued/delayed-delivery settlement	–	–	1,686,257
Vistra Vision sale transactions costs(2)	–	–	522,328
Accrued expenses:
Custodian fees	9,681	24,056	25,918
Investor relations	2,703	7,983	9,460
Trustees fees	3,465	43,757	64,459
Professional fees	21,720	17,290	26,282
Shareholder reporting expenses	5,595	10,911	7,667
Shareholder servicing agent fees	1,359	4,971	4,808
Other	536	4,383	3,685
Total liabilities	630,361	247,679,350	335,307,349
Commitments and contingencies(1)
Net assets applicable to common shares	$169,695,667	$373,197,714	$483,510,745

Common shares outstanding	18,886,052	30,836,332	37,217,802
Net asset value (“NAV”) per common share outstanding	$8.99	$12.10	$12.99
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share	$188,861	$308,363	$372,178
Paid-in capital	178,431,300	432,091,388	519,571,450
Total distributable earnings (loss)	(8,924,494)	(59,202,037)	(36,432,883)
Net assets applicable to common shares	$169,695,667	$373,197,714	$483,510,745
Authorized shares:
Common	Unlimited	Unlimited	Unlimited
Preferred	–	Unlimited	Unlimited
† Long-term investments, cost	$163,579,521	$600,602,199	$798,828,003
* AMTP Shares, liquidation preference	–	127,000,000	–
*** VRDP Shares, liquidation preference	–	89,000,000	217,500,000

(1)	As disclosed in Notes to Financial Statements.
(2)	Refer to Note 4 of the Notes to Financial Statements for more information.

See Notes to Financial Statements

116

Statement of Operations

Six Months Ended February 28, 2025 (Unaudited)	NAZ	NKX	NCA	NAC	NXJ

INVESTMENT INCOME
Interest	$4,817,986	$23,331,707	$6,603,283	$67,778,802	$18,583,375
Total investment income	4,817,986	23,331,707	6,603,283	67,778,802	18,583,375

EXPENSES
Management fees	690,350	3,016,654	738,574	8,385,784	2,623,343
Shareholder servicing agent fees	8,275	6,809	4,218	25,646	6,774
Interest expense and amortization of offering costs	1,748,694	7,045,000	11,590	22,780,610	7,591,605
Trustees fees	4,505	19,854	6,046	58,448	16,959
Custodian expenses, net	3,013	34,581	10,768	78,305	16,864
Excise tax liability expense	–	48	–	29,267	1,252
Investor relations expenses	13,393	49,913	5,067	127,388	51,538
Liquidity fees	–	983,372	–	1,891,308	–
Professional fees	34,567	145,745	27,171	145,495	108,586
Remarketing fees	–	330,099	–	250,333	–
Shareholder reporting expenses	9,905	21,735	16,548	44,727	22,671
Stock exchange listing fees	3,830	7,461	5,198	22,723	6,474
Other	22,027	57,286	7,146	92,457	6,375
Total expenses	2,538,559	11,718,557	832,326	33,932,491	10,452,441

Net investment income (loss)	2,279,427	11,613,150	5,770,957	33,846,311	8,130,934

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	(323,003)	(833,069)	(174,487)	(3,384,205)	(1,437,796)
Net realized gain (loss)	(323,003)	(833,069)	(174,487)	(3,384,205)	(1,437,796)
Change in unrealized appreciation (depreciation) on:
Investments	(2,020,501)	(8,666,173)	(2,117,500)	(27,547,325)	(3,017,722)
Net change in unrealized appreciation (depreciation)	(2,020,501)	(8,666,173)	(2,117,500)	(27,547,325)	(3,017,722)

Net realized and unrealized gain (loss)	(2,343,504)	(9,499,242)	(2,291,987)	(30,931,530)	(4,455,518)

Net increase (decrease) in net assets applicable to common shares from operations	$(64,077)	$2,113,908	$3,478,970	$2,914,781	$3,675,416

See Notes to Financial Statements

117

Statement of Operations  (continued)

Six Months Ended February 28, 2025 (Unaudited)	NRK	NNY	NAN	NQP

INVESTMENT INCOME
Interest	$38,755,268	$3,845,542	$14,503,323	$16,264,643
Total investment income	38,755,268	3,845,542	14,503,323	16,264,643

EXPENSES
Management fees	4,828,127	412,999	1,815,611	2,353,290
Shareholder servicing agent fees	23,936	4,316	18,630	20,424
Interest expense and amortization of offering costs	10,760,729	6,220	4,672,098	6,389,567
Trustees fees	32,874	3,314	11,613	13,820
Custodian expenses, net	43,091	11,716	33,059	41,293
Excise tax liability expense	124	–	–	507
Investor relations expenses	81,233	2,863	36,196	50,669
Liquidity fees	2,248,993	–	364,600	–
Professional fees	124,837	23,313	48,883	71,665
Remarketing fees	370,195	–	22,374	–
Shareholder reporting expenses	478,565	9,564	13,154	23,228
Stock exchange listing fees	13,696	3,830	4,842	5,843
Other	81,168	5,899	42,251	44,808
Total expenses	19,087,568	484,034	7,083,311	9,015,114

Net investment income (loss)	19,667,700	3,361,508	7,420,012	7,249,529
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	153,495	(83,252)	(617,151)	17,158,706
Swap contracts	–	–	–	(10,619,714)
Net realized gain (loss)	153,495	(83,252)	(617,151)	6,538,992
Change in unrealized appreciation (depreciation) on:
Investments	(16,883,554)	(1,427,267)	(5,575,602)	(22,297,209)
Swap contracts	–	–	–	724,120
Net change in unrealized appreciation (depreciation)	(16,883,554)	(1,427,267)	(5,575,602)	(21,573,089)

Net realized and unrealized gain (loss)	(16,730,059)	(1,510,519)	(6,192,753)	(15,034,097)

Net increase (decrease) in net assets applicable to common shares from operations	$2,937,641	$1,850,989	$1,227,259	$(7,784,568)

See Notes to Financial Statements

118

Statement of Changes in Net Assets

	NAZ
	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24
OPERATIONS
Net investment income (loss)	$2,279,427	$1,982,295	$3,994,419
Net realized gain (loss)	(323,003)	(180,610)	(2,511,548)
Net change in unrealized appreciation (depreciation)	(2,020,501)	1,443,091	7,054,001

Net increase (decrease) in net assets applicable to common shares from operations	(64,077)	3,244,776	8,536,872

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(5,041,981)	(2,403,327)	(4,405,935)
Return of Capital	–	(1,595,349)	(161,896)

Total distributions	(5,041,981)	(3,998,676)	(4,567,831)

CAPITAL SHARE TRANSACTIONS

Common shares:

Reinvestments of distributions	28,587	–	–
Cost of shares repurchased and retired	–	–	(54,777)

Net increase (decrease) applicable to common shares from capital share transactions	28,587	–	(54,777)
Net increase (decrease) in net assets applicable to common shares	(5,077,471)	(753,900)	3,914,264
Net assets applicable to common shares at the beginning of the period	146,173,795	146,927,695	143,013,431

Net assets applicable to common shares at the end of the period	$141,096,324	$146,173,795	$146,927,695

See Notes to Financial Statements

119

Statement of Changes in Net Assets (continued)

	NKX
	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24
OPERATIONS
Net investment income (loss)	$11,613,150	$10,640,503	$21,770,793
Net realized gain (loss)	(833,069)	(1,361,689)	(4,411,470)
Net change in unrealized appreciation (depreciation)	(8,666,173)	5,052,178	23,058,438

Net increase (decrease) in net assets applicable to common shares from operations	2,113,908	14,330,992	40,417,761

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(21,695,586)	(11,926,188)	(24,425,453)
Return of Capital	–	(6,179,059)	–

Total distributions	(21,695,586)	(18,105,247)	(24,425,453)

CAPITAL SHARE TRANSACTIONS

Common shares:

Proceeds from shelf offering, net of offering costs	2,647,159	–	–
Reinvestments of distributions	545,496	–	–

Net increase (decrease) applicable to common shares from capital share transactions	3,192,655	–	–
Net increase (decrease) in net assets applicable to common shares	(16,389,023)	(3,774,255)	15,992,308
Net assets applicable to common shares at the beginning of the period	629,445,892	633,220,147	617,227,839

Net assets applicable to common shares at the end of the period	$613,056,869	$629,445,892	$633,220,147

See Notes to Financial Statements

120

	NCA
	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24
OPERATIONS
Net investment income (loss)	$5,770,957	$5,702,604	$11,546,054
Net realized gain (loss)	(174,487)	(434,262)	(1,746,380)
Net change in unrealized appreciation (depreciation)	(2,117,500)	1,006,720	7,735,274

Net increase (decrease) in net assets applicable to common shares from operations	3,478,970	6,275,062	17,534,948

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(5,760,826)	(5,760,826)	(11,521,653)

Total distributions	(5,760,826)	(5,760,826)	(11,521,653)
Net increase (decrease) in net assets applicable to common shares	(2,281,856)	514,236	6,013,295
Net assets applicable to common shares at the beginning of the period	311,670,345	311,156,109	305,142,814

Net assets applicable to common shares at the end of the period	$309,388,489	$311,670,345	$311,156,109

See Notes to Financial Statements

121

Statement of Changes in Net Assets (continued)

	NAC
	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24
OPERATIONS
Net investment income (loss)	$33,846,311	$30,634,577	$62,721,594
Net realized gain (loss)	(3,384,205)	(2,377,814)	(16,440,501)
Net change in unrealized appreciation (depreciation)	(27,547,325)	14,864,584	65,112,604

Net increase (decrease) in net assets applicable to common shares from operations	2,914,781	43,121,347	111,393,697

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(63,822,428)	(34,524,644)	(64,709,406)
Return of Capital	–	(18,660,712)	(2,155,459)

Total distributions	(63,822,428)	(53,185,356)	(66,864,865)
Common shares:

Cost of shares repurchased and retired	–	–	(129,790)

Net increase (decrease) applicable to common shares from capital share transactions	–	–	(129,790)
Net increase (decrease) in net assets applicable to common shares	(60,907,647)	(10,064,009)	44,399,042
Net assets applicable to common shares at the beginning of the period	1,846,086,670	1,856,150,679	1,811,751,637

Net assets applicable to common shares at the end of the period	$1,785,179,023	$1,846,086,670	$1,856,150,679

See Notes to Financial Statements

122

	NXJ
	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24
OPERATIONS
Net investment income (loss)	$8,130,934	$7,621,231	$14,928,313
Net realized gain (loss)	(1,437,796)	(2,906,584)	(3,587,320)
Net change in unrealized appreciation (depreciation)	(3,017,722)	1,894,524	25,807,149

Net increase (decrease) in net assets applicable to common shares from operations	3,675,416	6,609,171	37,148,142

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(19,420,712)	(9,313,017)	(14,725,528)
Return of Capital	–	(6,149,334)	(1,133,097)

Total distributions	(19,420,712)	(15,462,351)	(15,858,625)
Common shares:

Cost of shares repurchased and retired	–	–	(2,862,180)

Net increase (decrease) applicable to common shares from capital share transactions	–	–	(2,862,180)
Net increase (decrease) in net assets applicable to common shares	(15,745,296)	(8,853,180)	18,427,337
Net assets applicable to common shares at the beginning of the period	563,766,087	572,619,267	554,191,930

Net assets applicable to common shares at the end of the period	$548,020,791	$563,766,087	$572,619,267

See Notes to Financial Statements

123

Statement of Changes in Net Assets (continued)

	NRK
	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24
OPERATIONS
Net investment income (loss)	$19,667,700	$18,291,973	$35,891,122
Net realized gain (loss)	153,495	(121,479)	(16,799,158)
Net change in unrealized appreciation (depreciation)	(16,883,554)	(1,927,007)	54,973,374

Net increase (decrease) in net assets applicable to common shares from operations	2,937,641	16,243,487	74,065,338

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(36,115,417)	(20,632,295)	(38,383,535)
Return of Capital	–	(9,594,738)	–

Total distributions	(36,115,417)	(30,227,033)	(38,383,535)
Net increase (decrease) in net assets applicable to common shares	(33,177,776)	(13,983,546)	35,681,803
Net assets applicable to common shares at the beginning of the period	1,048,032,440	1,062,015,986	1,026,334,183

Net assets applicable to common shares at the end of the period	$1,014,854,664	$1,048,032,440	$1,062,015,986

See Notes to Financial Statements

124

	NNY
	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24
OPERATIONS
Net investment income (loss)	$3,361,508	$3,288,116	$6,416,653
Net realized gain (loss)	(83,252)	(4,845)	(1,495,353)
Net change in unrealized appreciation (depreciation)	(1,427,267)	(69,026)	4,783,598

Net increase (decrease) in net assets applicable to common shares from operations	1,850,989	3,214,245	9,704,898

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(3,342,831)	(3,172,856)	(6,307,941)

Total distributions	(3,342,831)	(3,172,856)	(6,307,941)
Net increase (decrease) in net assets applicable to common shares	(1,491,842)	41,389	3,396,957
Net assets applicable to common shares at the beginning of the period	171,187,509	171,146,120	167,749,163

Net assets applicable to common shares at the end of the period	$169,695,667	$171,187,509	$171,146,120

See Notes to Financial Statements

125

Statement of Changes in Net Assets (continued)

	NAN
	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24
OPERATIONS
Net investment income (loss)	$7,420,012	$7,025,206	$13,376,542
Net realized gain (loss)	(617,151)	(155,900)	(8,913,835)
Net change in unrealized appreciation (depreciation)	(5,575,602)	127,421	21,480,051

Net increase (decrease) in net assets applicable to common shares from operations	1,227,259	6,996,727	25,942,758

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(13,321,296)	(7,823,102)	(14,373,601)
Return of Capital	–	(3,324,232)	–

Total distributions	(13,321,296)	(11,147,334)	(14,373,601)
Common shares:

Cost of shares repurchased and retired	–	–	(147,986)

Net increase (decrease) applicable to common shares from capital share transactions	–	–	(147,986)
Net increase (decrease) in net assets applicable to common shares	(12,094,037)	(4,150,607)	11,421,171
Net assets applicable to common shares at the beginning of the period	385,291,751	389,442,358	378,021,187

Net assets applicable to common shares at the end of the period	$373,197,714	$385,291,751	$389,442,358

See Notes to Financial Statements

126

	NQP
	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24
OPERATIONS
Net investment income (loss)	$7,249,529	$5,919,410	$12,616,649
Net realized gain (loss)	6,538,992	5,358,234	(4,875,475)
Net change in unrealized appreciation (depreciation)	(21,573,089)	5,036,324	24,812,407

Net increase (decrease) in net assets applicable to common shares from operations	(7,784,568)	16,313,968	32,553,581

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(17,417,932)	(7,526,922)	(12,498,590)
Return of Capital	–	(6,262,274)	(988,269)

Total distributions	(17,417,932)	(13,789,196)	(13,486,859)
Common shares:

Cost of shares repurchased and retired	–	–	(1,858,206)

Net increase (decrease) applicable to common shares from capital share transactions	–	–	(1,858,206)
Net increase (decrease) in net assets applicable to common shares	(25,202,500)	2,524,772	17,208,516
Net assets applicable to common shares at the beginning of the period	508,713,245	506,188,473	488,979,957

Net assets applicable to common shares at the end of the period	$483,510,745	$508,713,245	$506,188,473

See Notes to Financial Statements

127

Statement of Cash Flows

Six Months Ended February 28, 2025 (Unaudited)	NAZ	NKX	NAC	NXJ	NRK
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(64,077)	$2,113,908	$2,914,781	$3,675,416	$2,937,641
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(20,226,417)	(58,616,458)	(148,470,903)	(61,845,019)	(109,551,984)
Proceeds from sale and maturities of investments	26,767,573	64,796,055	171,384,019	50,718,391	110,774,489
Proceeds from (Purchase of) short-term investments, net	3,175,000	–	6,500,000	24,000,000	16,235,000
Proceeds from litigation settlement	319	–	–	–	–
Amortization (Accretion) of premiums and discounts, net	549,542	(1,866,604)	(1,360,992)	(217,969)	(1,399,733)
Amortization of deferred offering costs	4,309	35,528	81,291	29,894	53,201
(Increase) Decrease in:
Receivable for interest	52,153	255,058	1,261,637	(762,521)	(240,944)
Receivable for investments sold	(2,978,424)	1,353,659	9,044,522	9,721,046	2,753,955
Other assets	22,229	74,071	95,048	33,080	100,280
Increase (Decrease) in:
Payable for interest	49	(111,320)	(94,474)	(191,230)	11,035
Payable for investments purchased - when-issued/delayed-delivery settlement	(2,183,990)	–	–	(2,102,786)	–
Payable for management fees	(14,475)	(60,172)	(171,891)	(52,162)	(98,860)
Accrued custodian fees	(11,910)	(67,321)	(118,321)	(31,001)	(41,193)
Accrued investor relations fees	2,455	6,227	14,011	10,624	9,858
Accrued Trustees fees	940	(1,586)	(13,963)	(2,982)	(6,330)
Accrued professional fees	17,999	30,689	23,813	17,397	30,311
Accrued shareholder reporting expenses	(3,420)	(6,658)	(13,147)	(14,273)	27,305
Accrued shareholder servicing agent fees	188	698	2,049	3,121	2,029
Accrued shelf offering costs	–	6,336	–	–	–
Accrued other expenses	42	(4,087)	5,109	3,487	(15,458)
Net realized (gain) loss from investments	323,003	833,069	3,384,205	1,437,796	(153,495)
Net change in unrealized (appreciation) depreciation of investments	2,020,501	8,666,173	27,547,325	3,017,722	16,883,554
Net cash provided by (used in) operating activities	7,453,589	17,437,265	72,014,119	27,448,031	38,310,661
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	4,157,823	1,495,703	68,214,167	8,178,738	10,320,518
(Repayments) of borrowings	(4,157,823)	(1,495,703)	(68,214,167)	(8,178,738)	(10,320,518)
Increase (Decrease) in:
Cash overdraft	(2,135,426)	–	(6,468,502)	(8,021,774)	(654,173)
Cash distributions paid to common shareholders	(5,008,509)	(21,154,330)	(63,890,099)	(19,426,257)	(36,119,562)
Proceeds from shelf offering	–	2,560,871	–	–	–

Net cash provided by (used in) financing activities	(7,143,935)	(18,593,459)	(70,358,601)	(27,448,031)	(36,773,735)
Net increase (decrease) in Cash	309,654	(1,156,194)	1,655,518	–	1,536,926
Cash at the beginning of period	–	1,219,078	–	–	–

Cash at the end of period	$309,654	$62,884	$1,655,518	$–	$1,536,926

See Notes to Financial Statements

Statement of Cash Flows  (continued)

Six Months Ended February 28, 2025 (Unaudited)	NAN	NQP

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$1,227,259	$(7,784,568)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(39,715,245)	(75,051,902)
Proceeds from sale and maturities of investments	49,588,155	134,441,949
Proceeds from (Purchase of) short-term investments, net	–	1,400,000
Proceeds from litigation settlement	–	295
Amortization (Accretion) of premiums and discounts, net	308,319	1,113,436
Amortization of deferred offering costs	27,331	17,057
(Increase) Decrease in:
Receivable for interest	84,320	13,664
Receivable for investments sold	(4,137,277)	(4,416,275)
Receivable for sale of Vistra Vision	–	(22,026,174)
Other assets	56,697	(731)
Increase (Decrease) in:
Payable for interest	(108,610)	(495,653)
Payable for investments purchased - when-issued/delayed-delivery settlement	–	(18,848,177)
Payable for management fees	(36,959)	(53,259)
Payable for Vistra Vision sale transactions costs	–	522,328
Accrued custodian fees	(13,757)	(24,798)
Accrued investor relations fees	5,381	9,460
Accrued Trustees fees	(460)	(3,029)
Accrued professional fees	9,982	18,442
Accrued shareholder reporting expenses	727	(15,561)
Accrued shareholder servicing agent fees	1,021	1,795
Accrued other expenses	4,129	3,463
Net realized (gain) loss from investments	617,151	(17,158,706)
Net change in unrealized (appreciation) depreciation of investments	5,575,602	22,297,209
Net change in unrealized (appreciation) depreciation of swap contracts	–	(724,120)
Net cash provided by (used in) operating activities	13,493,766	13,236,145
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	4,774,910	7,467,833
(Repayments) of borrowings	(4,774,910)	(7,467,833)
Proceeds from floating rate obligations	–	4,600,000
(Repayments of) floating rate obligations	–	(5,850,000)
Increase (Decrease) in:
Cash overdraft	(159,651)	3,703,771
Cash distributions paid to common shareholders	(13,334,115)	(17,416,302)

Net cash provided by (used in) financing activities	(13,493,766)	(14,962,531)
Net increase (decrease) in Cash	–	(1,726,386)
Cash at the beginning of period	–	1,726,386

Cash at the end of period	$–	$–

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	NAZ	NKX	NAC	NXJ
Cash paid for interest	$1,714,063	$7,027,473	$22,637,216	$7,671,335
Non-cash financing activities not included herein consists of reinvestments of common share distributions	28,587	545,496	–	–
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION		NRK	NAN	NQP
Cash paid for interest		$10,592,423	$4,695,227	$6,794,541

See Notes to Financial Statements

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Discount Per Share Repurchased and Retired	Net Asset Value, End of Period	Share Price, End of Period
NAZ
2/28/25(d)	$12.61	$0.20	$(0.20)	$—	$(0.44)	$—	$—	$(0.44)	$—	$12.17	$12.70
8/31/24(f)	12.68	0.17	0.11	0.28	(0.21)	—	(0.14)	(0.35)	—	12.61	11.66
2/29/24	12.33	0.34	0.40	0.74	(0.38)	—	(0.01)	(0.39)	—(g)	12.68	10.83
2/28/23	14.50	0.47	(2.12)	(1.65)	(0.52)	—	—	(0.52)	—	12.33	11.30
2/28/22	15.07	0.61	(0.58)	0.03	(0.60)	—	—	(0.60)	—	14.50	13.78
2/28/21	15.56	0.61	(0.53)	0.08	(0.57)	—	—	(0.57)	—	15.07	15.17
NKX
2/28/25(d)	13.25	0.24	(0.20)	0.04	(0.46)	—	—	(0.46)	—	12.83	12.88
8/31/24(f)	13.33	0.22	0.08	0.30	(0.25)	—	(0.13)	(0.38)	—	13.25	13.34
2/29/24	12.99	0.46	0.39	0.85	(0.51)	—	—	(0.51)	—	13.33	11.48
2/28/23	15.64	0.56	(2.60)	(2.04)	(0.61)	—	—	(0.61)	—	12.99	11.72
2/28/22	16.48	0.68	(0.85)	(0.17)	(0.67)	—	—	(0.67)	—	15.64	14.15
2/28/21	17.27	0.66	(0.80)	(0.14)	(0.65)	—	—	(0.65)	—	16.48	15.13

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings (as described in Notes to Financial Statements), where applicable.

• The expense ratios reflect, among other things, all interest expenses and other costs related to borrowings (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
NAZ
2/28/25(d)	2.46%(e)
8/31/24(f)	2.61(e)
2/29/24	2.74
2/28/23	1.57
2/28/22	0.48
2/28/21	0.68
NKX
2/28/25(d)	2.72(e)
8/31/24(f)	2.96(e)
2/29/24	2.99
2/28/23	1.76
2/28/22	0.49
2/28/21	0.74

(d)	Unaudited.
(e)	Annualized.
(f)	For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund’s fiscal year end was February 28/29th.
(g)	Value rounded to zero.

130

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)	Net Investment Income (Loss)(c)	Portfolio Turnover Rate

(0.04)%	12.94%	$141,096	3.57%(e)	3.21%(e)	9%
2.22	11.08	146,174	3.72 (e)	2.70 (e)	9
6.17	(0.56)	146,928	3.85	2.80	11
(11.40)	(14.48)	143,013	2.68	3.65	25
0.09	(5.49)	167,972	1.52	3.98	7
0.62	13.67	174,401	1.75	4.06	13

0.27	0.01	613,057	3.81 (e)	3.78 (e)	6
2.31	19.82	629,446	4.02 (e)	3.37 (e)	8
6.77	2.54	633,220	4.02	3.57	26
(13.14)	(13.15)	617,228	2.82	4.15	58
(1.19)	(2.44)	742,993	1.51	4.10	9
(0.77)	1.67	783,202	1.72	4.03	8

See Notes to Financial Statements

131

Financial Highlights (continued)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Discount Per Share Repurchased and Retired	Net Asset Value, End of Period	Share Price, End of Period
NCA
2/28/25(d)	$9.41	$0.17	$(0.07)	$0.10	$(0.17)	$—	$—	$(0.17)	$—	$9.34	$8.64
8/31/24(f)	9.40	0.17	0.01	0.18	(0.17)	—	—	(0.17)	—	9.41	8.97
2/29/24	9.22	0.35	0.18	0.53	(0.35)	—	—	(0.35)	—	9.40	8.77
2/28/23	10.32	0.33	(1.11)	(0.78)	(0.32)	—	—	(0.32)	—	9.22	8.72
2/28/22	10.66	0.31	(0.35)	(0.04)	(0.30)	—	—	(0.30)	—	10.32	9.53
2/28/21	11.05	0.32	(0.39)	(0.07)	(0.32)	—	—	(0.32)	—	10.66	10.21
NAC
2/28/25(d)	12.76	0.23	(0.21)	0.02	(0.44)	—	—	(0.44)	—	12.34	11.61
8/31/24(f)	12.83	0.21	0.09	0.30	(0.24)	—	(0.13)	(0.37)	—	12.76	11.79
2/29/24	12.52	0.43	0.34	0.77	(0.45)	—	(0.01)	(0.46)	—(g)	12.83	10.97
2/28/23	15.07	0.55	(2.53)	(1.98)	(0.57)	—	—	(0.57)	—	12.52	10.87
2/28/22	15.91	0.66	(0.85)	(0.19)	(0.65)	—	—	(0.65)	—	15.07	13.71
2/28/21	16.71	0.64	(0.80)	(0.16)	(0.64)	—	—	(0.64)	—	15.91	14.57

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings (as described in Notes to Financial Statements), where applicable.

• The expense ratios reflect, among other things, all interest expenses and other costs related to borrowings (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
NCA
2/28/25(d)	0.01%(e)
8/31/24(f)	—(e)
2/29/24	—
2/28/23	—
2/28/22	—
2/28/21	—
NAC
2/28/25(d)	2.77(e)
8/31/24(f)	2.99(e)
2/29/24	3.04
2/28/23	1.73
2/28/22	0.55
2/28/21	0.74

(d)	Unaudited.
(e)	Annualized.
(f)	For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund’s fiscal year end was February 28/29th.
(g)	Value rounded to zero.

132

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)	Net Investment Income (Loss)(c)	Portfolio Turnover Rate

1.11%	(1.75)%	$309,388	0.54%(e)	3.75%(e)	8%
1.99	4.32	311,670	0.55 (e)	3.65 (e)	7
5.87	4.70	311,156	0.54	3.79	20
(7.58)	(5.13)	305,143	0.53	3.52	58
(0.43)	(3.89)	341,804	0.56	2.85	6
(0.62)	0.73	299,625	0.60	2.94	9

0.16	2.30	1,785,179	3.77 (e)	3.77 (e)	5
2.37	11.00	1,846,087	3.98 (e)	3.31 (e)	4
6.34	5.39	1,856,151	4.03	3.48	25
(13.20)	(16.78)	1,811,752	2.72	4.19	69
(1.33)	(1.81)	2,181,074	1.46	4.14	12
(0.90)	0.88	2,302,711	1.67	4.00	17

See Notes to Financial Statements

133

Financial Highlights (continued)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period	Share Price, End of Period
NXJ
2/28/25(d)	$13.67	$0.20	$(0.11)	$0.09	$(0.47)	$—	$—	$(0.47)	$13.29	$12.30
8/31/24(f)	13.89	0.18	(0.02)	0.16	(0.23)	—	(0.15)	(0.38)	13.67	12.75
2/29/24	13.36	0.36	0.55	0.91	(0.35)	—	(0.03)	(0.38)	13.89	12.00
2/28/23	15.49	0.52	(2.09)	(1.57)	(0.56)	—	—	(0.56)	13.36	11.37
2/28/22	16.44	0.68	(0.93)	(0.25)	(0.70)	—	—	(0.70)	15.49	13.52
2/28/21	17.12	0.71	(0.72)	(0.01)	(0.67)	—	—	(0.67)	16.44	14.09
NRK
2/28/25(d)	12.01	0.23	(0.20)	0.03	(0.41)	—	—	(0.41)	11.63	10.75
8/31/24(f)	12.17	0.21	(0.02)	0.19	(0.24)	—	(0.11)	(0.35)	12.01	11.09
2/29/24	11.77	0.41	0.43	0.84	(0.44)	—	—	(0.44)	12.17	10.83
2/28/23	14.18	0.50	(2.38)	(1.88)	(0.53)	—	—	(0.53)	11.77	10.29
2/28/22	14.84	0.57	(0.65)	(0.08)	(0.58)	—	—	(0.58)	14.18	12.69
2/28/21	15.45	0.60	(0.64)	(0.04)	(0.57)	—	—	(0.57)	14.84	13.44

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings (as described in Notes to Financial Statements), where applicable.

• The expense ratios reflect, among other things, all interest expenses and other costs related to borrowings (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
NXJ
2/28/25(d)	2.77%(e)
8/31/24(f)	2.95(e)
2/29/24	2.75
2/28/23	1.50
2/28/22	0.45
2/28/21	0.60
NRK
2/28/25(d)	2.62(e)
8/31/24(f)	2.84(e)
2/29/24	2.89
2/28/23	1.80
2/28/22	0.55
2/28/21	0.80

(d)	Unaudited.
(e)	Annualized.
(f)	For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund’s fiscal year end was February 28/29th.

134

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)	Net Investment Income (Loss)(c)	Portfolio Turnover Rate

0.68%	0.18%	$548,021	3.81%(e)	2.96%(e)	6%
1.17	9.54	563,766	4.00 (e)	2.69 (e)	9
6.97	9.14	572,619	3.79	2.68	16
(10.16)	(11.96)	554,192	2.53	3.82	17
(1.68)	0.53	642,438	1.39	4.10	9
0.08	0.42	681,846	1.55	4.36	12

0.29	0.71	1,014,855	3.74 (e)	3.86 (e)	6
1.58	5.68	1,048,032	3.87 (e)	3.47 (e)	9
7.31	9.87	1,062,016	3.90	3.49	27
(13.32)	(14.87)	1,026,334	2.84	4.07	69
(0.70)	(1.55)	1,237,080	1.53	3.77	11
(0.16)	2.31	1,294,269	1.80	4.10	22

See Notes to Financial Statements

135

Financial Highlights (continued)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period	Share Price, End of Period
NNY
2/28/25(d)	$9.06	$0.18	$(0.07)	$0.11	$(0.18)	$—	$—	$(0.18)	$8.99	$8.36
8/31/24(f)	9.06	0.17	—(g)	0.17	(0.17)	—	—	(0.17)	9.06	8.58
2/29/24	8.88	0.34	0.17	0.51	(0.33)	—	—	(0.33)	9.06	8.30
2/28/23	9.84	0.31	(0.97)	(0.66)	(0.30)	—	—	(0.30)	8.88	8.31
2/28/22	10.11	0.26	(0.24)	0.02	(0.29)	—	—	(0.29)	9.84	9.27
2/28/21	10.46	0.31	(0.34)	(0.03)	(0.32)	—	—	(0.32)	10.11	9.63
NAN
2/28/25(d)	12.49	0.24	(0.20)	0.04	(0.43)	—	—	(0.43)	12.10	11.82
8/31/24(f)	12.63	0.23	(0.01)	0.22	(0.25)	—	(0.11)	(0.36)	12.49	11.48
2/29/24	12.25	0.43	0.42	0.85	(0.47)	—	—	(0.47)	12.63	10.92
2/28/23	14.67	0.51	(2.39)	(1.88)	(0.54)	—	—	(0.54)	12.25	10.60
2/28/22	15.34	0.58	(0.64)	(0.06)	(0.61)	—	—	(0.61)	14.67	13.21
2/28/21	16.04	0.65	(0.73)	(0.08)	(0.62)	—	—	(0.62)	15.34	13.92

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

136

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)	Net Investment Income (Loss)(c)	Portfolio Turnover Rate

1.19%	(0.48)%	$169,696	0.58%(e)	3.98%(e)	6%
1.88	5.47	171,188	0.59 (e)	3.83 (e)	3
5.91	3.96	171,146	0.56	3.81	24
(6.76)	(7.22)	167,749	0.56	3.42	69
0.10	(0.91)	185,909	0.60	2.55	10
(0.17)	(3.94)	154,122	0.57	3.08	24

0.33	6.85	373,198	3.77 (e)	3.95 (e)	6
1.80	8.59	385,292	3.84 (e)	3.62 (e)	4
7.07	7.65	389,442	3.82	3.53	35
(12.84)	(15.82)	378,021	2.73	4.03	73
(0.55)	(1.06)	452,687	1.51	3.71	16
(0.40)	0.90	473,214	1.70	4.29	23

(c)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings (as described in Notes to Financial Statements), where applicable.

• The expense ratios reflect, among other things, all interest expenses and other costs related to borrowings (as described in Notes to Financial Statements) and/ or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
NNY
2/28/25(d)	0.01%(e)
8/31/24(f)	—(e)
2/29/24	0.01
2/28/23	—
2/28/22	—
2/28/21	—
NAN
2/28/25(d)	2.69(e)
8/31/24(f)	2.79(e)
2/29/24	2.78
2/28/23	1.64
2/28/22	0.53
2/28/21	0.70
(d)	Unaudited.
(e)	Annualized.
(f)	For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund’s fiscal year end was February 28/29th.
(g)	Value rounded to zero.

See Notes to Financial Statements.

137

Financial Highlights (continued)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period	Share Price, End of Period
NQP
2/28/25(d)	$13.67	$0.19	$(0.40)	$(0.21)	$(0.47)	$—	$—	$(0.47)	$12.99	$11.83
8/31/24(f)	13.60	0.16	0.28	0.44	(0.20)	—	(0.17)	(0.37)	13.67	12.50
2/29/24	13.08	0.34	0.54	0.88	(0.33)	—	(0.03)	(0.36)	13.60	11.59
2/28/23	15.30	0.47	(2.19)	(1.72)	(0.50)	—	—	(0.50)	13.08	11.19
2/28/22	15.68	0.64	(0.36)	0.28	(0.66)	—	—	(0.66)	15.30	14.16
2/28/21	16.37	0.67	(0.71)	(0.04)	(0.65)	—	—	(0.65)	15.68	14.15

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

138

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)	Net Investment Income (Loss)(c)	Portfolio Turnover Rate

(1.53)%	(1.56)%	$483,511	3.72%(e)	3.00%(e)	10%
3.30	11.19	508,713	3.84 (e)	2.33 (e)	12
6.88	7.00	506,188	3.90	2.59	14
(11.31)	(17.61)	488,980	2.57	3.48	15
1.72	4.65	571,897	1.39	3.99	12
(0.29)	2.56	586,028	1.62	4.28	10

(c)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings (as described in Notes to Financial Statements), where applicable.

• The expense ratios reflect, among other things, all interest expenses and other costs related to borrowings (as described in Notes to Financial Statements) and/ or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
NQP
2/28/25(d)	2.64%(e)
8/31/24(f)	2.79(e)
2/29/24	2.84
2/28/23	1.53
2/28/22	0.43
2/28/21	0.64

(d)	Unaudited.
(e)	Annualized.
(f)	For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund’s fiscal year end was February 28/29th.

See Notes to Financial Statements.

139

Financial Highlights (continued)

The following table sets forth information regarding each Fund’s outstanding senior securities as of the end of each of the Fund’s last five fiscal periods, as applicable.

	AMTP Shares		MFP Shares		VRDP Shares
	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $100,000 Share(b)	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $100,000 Share(b)	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $100,000 Share(b)	Asset Coverage Per $1 Liquidation Preference(c)
NAZ
2/28/25(d)	$88,300	$259,792	$—	$—	$—	$—	$—
8/31/24(e)	88,300	265,542	—	—	—	—	—
2/29/24	88,300	266,396	—	—	—	—	—
2/28/23	88,300	261,963	—	—	—	—	—
2/28/22	88,300	290,229	—	—	—	—	—
2/28/21	88,300	297,509	—	—	—	—	—
NKX
2/28/25(d)	—	—	140,400	254,383	256,700	254,383	2.54
8/31/24(e)	—	—	140,400	258,511	256,700	258,511	2.59
2/29/24	—	—	140,400	259,461	256,700	259,461	2.59
2/28/23	—	—	140,400	255,434	256,700	255,434	2.55
2/28/22	—	—	140,400	271,751	292,200	271,751	2.72
2/28/21	—	—	140,400	281,045	292,200	281,045	2.81
NAC
2/28/25(d)	—	—	275,000	250,928	907,800	250,928	2.51
8/31/24(e)	—	—	275,000	256,078	907,800	256,078	2.56
2/29/24	—	—	275,000	256,929	907,800	256,929	2.57
2/28/23	—	—	320,000	247,561	907,800	247,561	2.48
2/28/22	—	—	320,000	270,716	957,600	270,716	2.71
2/28/21	—	—	320,000	280,237	957,600	280,237	2.80
NXJ
2/28/25(d)	—	—	—	—	313,900	274,585	—
8/31/24(e)	—	—	—	—	313,900	279,601	—
2/29/24	—	—	—	—	313,900	282,421	—
2/28/23	—	—	—	—	313,900	276,550	—
2/28/22	—	—	—	—	313,900	304,663	—
2/28/21	—	—	—	—	313,900	317,218	—
NRK
2/28/25(d)	—	—	80,000	252,886	583,800	252,886	2.53
8/31/24(e)	—	—	80,000	257,884	583,800	257,884	2.58
2/29/24	—	—	80,000	259,990	583,800	259,990	2.60
2/28/23	—	—	80,000	254,012	583,800	254,012	2.54
2/28/22	—	—	80,000	266,319	663,800	266,319	2.66
2/28/21	—	—	80,000	274,008	663,800	274,008	2.74
NAN
2/28/25(d)	127,000	272,777	—	—	89,000	272,777	2.73
8/31/24(e)	127,000	278,376	—	—	89,000	278,376	2.78
2/29/24	127,000	280,297	—	—	89,000	280,297	2.80
2/28/23	127,000	275,010	—	—	89,000	275,010	2.75
2/28/22	147,000	291,007	—	—	89,000	291,007	2.91
2/28/21	147,000	300,514	—	—	89,000	300,514	3.01
NQP
2/28/25(d)	—	—	—	—	217,500	322,304	—
8/31/24(e)	—	—	—	—	217,500	333,891	—
2/29/24	—	—	—	—	217,500	332,730	—
2/28/23	—	—	—	—	217,500	324,818	—
2/28/22	—	—	—	—	217,500	362,941	—
2/28/21	—	—	—	—	217,500	369,438	—

(a)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.

140

(b)	Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(c)	Includes all preferred shares presented for the Fund.
(d)	Unaudited.
(e)	For the six months ended August 31, 2024. Prior to March 1, 2024, the Fund’s fiscal year end was February 28/29th.

Notes to Financial Statements

(Unaudited)

1.  General Information

Fund Information: The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Arizona Quality Municipal Income Fund (NAZ)

•	Nuveen California AMT-Free Quality Municipal Income Fund (NKX)

•	Nuveen California Municipal Value Fund (NCA)

•	Nuveen California Quality Municipal Income Fund (NAC)

•	Nuveen New Jersey Quality Municipal Income Fund (NXJ)

•	Nuveen New York AMT-Free Quality Municipal Income Fund (NRK)

•	Nuveen New York Municipal Value Fund (NNY)

•	Nuveen New York Quality Municipal Income Fund (NAN)

•	Nuveen Pennsylvania Quality Municipal Income Fund (NQP)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NAZ, NKX, NCA, NAC, NXJ, NRK, NNY, NAN and NQP were organized as Massachusetts business trusts on August 24, 2012, July 29, 2002, March 8, 2021, December 1, 1998, June 1, 1999, April 19, 2002, April 12, 2021, December 1, 1998 and December 20, 1990, respectively. NAZ, NCA and NNY were previously organized as a Minnesota trust on September 15, 1992, July 15, 1987, and July 14, 1987, respectively.

Current Fiscal Period: The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

2.  Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common shares transactions through the date of the report. Total return is computed based on the NAV used for processing security and common shares transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Fund	Gross Custodian Fee Credits

NAZ	$17,635

NKX	9,819

NCA	8,408

NAC	32,996

NXJ	30,002

NRK	24,801

NNY	2,528

NAN	—

NQP	544

Distributions to Common Shareholders: Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

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Notes to Financial Statements (continued)

3.  Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NAZ	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$224,616,190	$–	$224,616,190
Short-Term Investments:
Municipal Bonds	–	330,000	–	330,000

Total	$–	$224,946,190	$–	$224,946,190

NKX	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$1,035,488,218	$19,564	$1,035,507,782

Total	$–	$1,035,488,218	$19,564	$1,035,507,782

NCA	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$301,228,280	$–	$301,228,280
Variable Rate Demand Preferred Shares	–	6,300,000	–	6,300,000

Total	$–	$307,528,280	$–	$307,528,280

NAC	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$2,986,317,491	$152,359	$2,986,469,850

Total	$–	$2,986,317,491	$152,359	$2,986,469,850

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NXJ	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$917,971,101	$–	$917,971,101

Total	$–	$917,971,101	$–	$917,971,101

NRK	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$1,675,479,241	$–	$1,675,479,241

Total	$–	$1,675,479,241	$–	$1,675,479,241

NNY	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$165,498,109	$–	$165,498,109

Total	$–	$165,498,109	$–	$165,498,109

NAN	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$607,431,963	$–	$607,431,963

Total	$–	$607,431,963	$–	$607,431,963

NQP	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$777,357,828	$100	$777,357,928
Variable Rate Senior Loan Interests	–	–	824,795	824,795

Total	$–	$777,357,828	$824,895	$778,182,723

The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to Financial Statements.

4.  Portfolio Securities

Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB

Notes to Financial Statements (continued)

Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) — Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Floating Rate Obligations: Self- Deposited Inverse Floaters	Floating Rate Obligations: Externally-Deposited Inverse Floaters	Total

NAZ	$—	$—	$—

NKX	33,485,000	—	33,485,000

NCA	—	—	—

NAC	44,585,000	—	44,585,000

NXJ	64,055,000	—	64,055,000

NRK	13,480,000	—	13,480,000

NNY	—	—	—

NAN	28,840,000	—	28,840,000

NQP	107,340,000	—	107,340,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:

Fund	Average Floating Rate Obligations Outstanding	Average Annual Interest Rate And Fees

NAZ	$—	—%

NKX	33,485,000	3.45

NCA	—	—

NAC	44,585,000	3.59

NXJ	64,055,000	3.45

NRK	13,480,000	3.44

NNY	—	—

NAN	28,840,000	3.44

NQP	108,327,671	3.48

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.

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The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Fund	Maximum Exposure to Recourse Trusts: Self-Deposited Inverse Floaters	Maximum Exposure to Recourse Trusts: Externally-Deposited Inverse Floaters	Total

NAZ	$—	$—	$—

NKX	33,485,000	—	33,485,000

NCA	—	—	—

NAC	44,585,000	—	44,585,000

NXJ	64,055,000	—	64,055,000

NRK	13,480,000	—	13,480,000

NNY	—	—	—

NAN	28,840,000	—	28,840,000

NQP	107,340,000	—	107,340,000

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales and Maturities

NAZ	$20,226,417	$26,767,573

NKX	58,616,458	64,796,055

NCA	24,313,924	23,995,593

NAC	148,470,903	171,384,019

NXJ	61,845,019	50,718,391

NRK	109,551,984	110,774,489

NNY	10,490,975	11,026,277

NAN	39,715,245	49,588,155

NQP	75,051,902	134,441,949

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)

Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its interest in Vistra Vision, the Funds will receive proceeds from the sale over a series of payments from Vistra through December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities.

5.  Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Total Return Swap Contracts: During the current fiscal period, NQP used total return swaps to help manage the equity risk of the portfolio’s Vistra Vision exposure.

In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade. An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.

Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.

For over-the-counter (“OTC”) swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.

The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Swap Contracts Outstanding*

NQP	$10,679,764

 * The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

NQP
Swap contracts	Equity	$(10,619,714)	$724,120

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

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6.  Fund Shares

Common Shares Equity Shelf Programs and Offering Costs: The following Funds have filed a registration statement with the Securities and Exchange Commission (“SEC”) authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during prior fiscal periods.

Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.

Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the Fund’s current and prior fiscal period were as follows:

	NKX

	Six Months Ended 2/28/25	Year Ended 8/31/24

Maximum aggregate offering	$4,800,000	$—
Common shares sold	208,770	–
Offering proceeds, net of offering costs	$2,647,159	$–

Common Share Transactions: Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

	NAZ

	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24

Common Shares:
Issued to shareholders due to reinvestment of distributions	2,364	—	—
Repurchased and retired	—	—	(5,500)

Total	2,364	—	(5,500)

Price per share repurchased and retired	–	–	9.94
Discount per share repurchased and retired	–%	–%	(16.65)%

	NKX

	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24

Common Shares:
Sold through shelf offering	208,770	—	—
Issued to shareholders due to reinvestment of distributions	41,209	—	—

Total	249,979	—	—

Premium to NAV per shelf offering sold	0.60%	–%	–%

	NAC

	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24

Common Shares:
Repurchased and retired	—	—	(13,000)

Total	—	—	(13,000)

Price per share repurchased and retired	–	–	9.96
Discount per share repurchased and retired	–%	–%	(16.91)%

	NXJ

	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24

Common Shares:
Repurchased and retired	—	—	(250,000)

Total	—	—	(250,000)

149

Notes to Financial Statements (continued)

	NXJ
	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24
Price per share repurchased and retired	–	–	11.43
Discount per share repurchased and retired	–%	–%	(16.32)%

	NAN
	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24
Common Shares:
Repurchased and retired	—	—	(15,000)
Total	—	—	(15,000)
Price per share repurchased and retired	–	–	9.85
Discount per share repurchased and retired	–%	–%	(16.90)%

	NQP
	Unaudited Six Months Ended 2/28/25	Six Months Ended 8/31/24	Year Ended 2/29/24
Common Shares:
Repurchased and retired	—	—	(165,540)
Total	—	—	(165,540)
Price per share repurchased and retired	–	–	11.21
Discount per share repurchased and retired	–%	–%	(15.99)%

Preferred Shares

Adjustable Rate MuniFund Term Preferred Shares: The following Funds have issued and has outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.

The details of the Funds’ AMTP Shares outstanding as of the end of the reporting period, were as follows:

Fund	Series	Shares Outstanding	Liquidation Preference	Liquidation Preference, net of deferred offering costs
NAZ	2028	883	$88,300,000	$88,267,371
NAN	2028	1,270	$127,000,000	$126,963,505

The Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.

Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.

In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:

150

Fund	Notice Period	Series	Term Redemption Date		Premium Expiration Date
NAZ	180-day	2028	December 1, 2028	*	February 13, 2019
NAN	180-day	2028	December 1, 2028	*	November 30, 2019

*  Subject to early termination by either the Fund or the holder.

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:

Fund	Average Liquidation Preference of AMTP Shares Outstanding	Annualized Dividend Rate
NAZ	$88,300,000	3.91%
NAN	127,000,000	4.26

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, Net” on the Statement of Assets and Liabilities.

AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

MuniFund Preferred Shares: NKX, NAC and NRK have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.

The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.

• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.

Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.

• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.

The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. During the current reporting period, the Adviser has determined that the fair value of the shares approximated their liquidation preference.

• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully

151

Notes to Financial Statements (continued)

remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.

The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement Operations.

For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.

Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

As of the end of the reporting period, NKX, NAC and NRK had $140,055,236, $274,928,845 and $79,626,067, respectively, of MFP Shares at liquidation preference, net of deferred offering costs. Further details of each Fund’s MFP Shares outstanding were as follows:

Fund	Series	Shares Outstanding	Liquidation Preference	Term Redemption Date	Mode	Mode Termination Date
NKX	A	1,404	$140,400,000	October 1, 2047	VRRM	N/A
NAC	A	2,750	$275,000,000	January 3, 2028	VRM	January 3, 2028	*
NRK	A	800	$80,000,000	May 1, 2047	VRRM	May 1, 2047

*   Subject to early termination by either the Fund or the holder.

The average liquidation preference of MFP Shares outstanding and the annualized dividend rate for the Fund during the current fiscal period were as follows:

Fund	Average Liquidation Preference of MFP Shares Outstanding	Annualized Dividend Rate
NKX	$140,400,000	3.46%

NAC	275,000,000	4.32

NRK	80,000,000	3.46

Variable Rate Demand Preferred Shares: The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, NKX, NAC, NXJ, NRK, NAN and NQP had $255,744,926, $905,539,407, $312,802,094, $582,323,117, $88,318,359 and $216,888,827 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:

152

Fund	Series	Shares Outstanding	Remarketing Fees*	Liquidation Preference	Special Rate Period Expiration	Maturity
NKX	3	427	0.05%	$42,700,000	N/A	March 1, 2040
	4	1,090	0.10%	$109,000,000	N/A	December 1, 2040
	6	1,050	0.10%	$105,000,000	N/A	June 1, 2046
NAC	1	1,362	0.10%	$136,200,000	N/A	June 1, 2041
	2	910	N/A**	$91,000,000	February 4, 2026	December 1, 2040
	4	1,056	0.10%	$105,600,000	N/A	December 1, 2042
	5	1,589	N/A**	$158,900,000	September 2, 2026	August 1, 2040
	6	1,581	0.10%	$158,100,000	N/A	August 1, 2040
	7	980	0.10%	$98,000,000	N/A	August 3, 2043
	8	1,600	N/A**	$160,000,000	November 6, 2026***	November 6, 2026
NXJ	1	810	N/A**	$81,000,000	July 16, 2025	August 3, 2043
	2	1,443	N/A**	$144,300,000	April 1, 2043***	April 1, 2043
	3	886	N/A**	$88,600,000	April 1, 2043***	April 1, 2043
NRK	1	1,123	0.10%	$112,300,000	N/A	August 1, 2040
	2	1,348	0.10%	$134,800,000	N/A	August 1, 2040
	3	1,617	0.10%	$161,700,000	N/A	December 1, 2040
	5	1,750	0.05%	$175,000,000	N/A	June 1, 2046
NAN	1	890	0.05%	$89,000,000	N/A	March 1, 2040
NQP	2	1,125	N/A**	$112,500,000	December 1, 2042***	December 1, 2042
	3	1,050	N/A**	$105,000,000	December 1, 2042***	December 1, 2042

*	Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
**	Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.
***	Subject to earlier termination by either the Fund or the holder.

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

NAC’s Series 2, Series 5 and Series 8 VRDP Shares and all series of NXJ and NQP’s VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarking fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by a designated liquidity provider, or the Board may approve a subsequent special rate period.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

Fund	Average Liquidation Preference of VRDP Shares Outstanding	Annualized Dividend Rate
NKX	$256,700,000	3.09%

NAC	907,800,000	3.50

NXJ	313,900,000	4.10

153

Notes to Financial Statements (continued)

Fund	Average Liquidation Preference of VRDP Shares Outstanding	Annualized Dividend Rate
NRK	$583,800,000	3.11%

NAN	89,000,000	3.20

NQP	217,500,000	4.11

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Preferred Share Transactions: Transactions in preferred shares during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.

Transactions in MFP Shares for the Funds, where applicable, were as follows:

	Year Ended February 29, 2024
NAC	Series	Shares	Amount
MFP Shares redeemed	A	(450)	$(45,000,000)

Transactions in VRDP Shares for the Funds, where applicable, were as follows:

	Year Ended February 29, 2024
NAC	Series	Shares	Amount
VRDP Shares redeemed	3	(498)	$(49,800,000)
NKX	Series	Shares	Amount
VRDP Shares redeemed	2	(355)	$(35,500,000)
NRK	Series	Shares	Amount
VRDP Shares redeemed	2	(300)	$(30,000,000)
	4	(500)	(50,000,000)
Total		(800)	$(80,000,000)

7.  Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of NKX and NRK, the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

154

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

NAZ	$227,117,247	$3,327,076	$ (5,498,133)	$(2,171,057)

NKX	974,814,871	50,168,877	(22,960,966)	27,207,911

NCA	300,346,104	14,124,047	(6,941,871)	7,182,176

NAC	2,905,906,105	107,343,919	(71,365,174)	35,978,745

NXJ	859,957,668	24,400,938	(30,442,505)	(6,041,567)

NRK	1,628,504,325	51,317,913	(17,822,997)	33,494,916

NNY	163,232,440	3,642,068	(1,376,399)	2,265,669

NAN	571,332,349	14,345,183	(7,085,569)	7,259,614

NQP	691,462,459	14,638,402	(35,258,138)	(20,619,736)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

NAZ	$—	$—	$—	$(169,921)	$(7,757,189)	$—	$(840,302)	$(8,767,412)

NKX	—	1,903	—	35,622,113	(32,564,369)	—	(3,611,545)	(551,898)

NCA	1,324,667	—	—	9,652,543	(11,553,607)	—	(960,138)	(1,536,535)

NAC	—	430	—	63,281,366	(151,684,484)	—	(10,637,071)	(99,039,759)

NXJ	—	424	—	(3,227,898)	(11,750,111)	—	(3,236,785)	(18,214,370)

NRK	—	43,556	—	50,074,565	(160,181,935)	—	(6,019,236)	(116,083,050)

NNY	712,200	—	—	3,639,719	(11,255,762)	—	(528,809)	(7,432,652)

NAN	—	—	—	12,727,629	(57,615,413)	—	(2,220,216)	(47,108,000)

NQP	—	82,922	—	834,526	(9,244,842)	—	(2,902,989)	(11,230,383)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

NAZ	$3,047,069	$4,710,120	$7,757,189

NKX	13,521,456	19,042,913	32,564,369

NCA	4,740,791	6,812,816	11,553,607

NAC	86,326,146	65,358,338	151,684,484

NXJ	1,264,820	10,485,291	11,750,111

NRK	102,167,917	58,014,018	160,181,935

NNY[1]	6,337,027	4,918,735	11,255,762

NAN	37,698,622	19,916,791	57,615,413

NQP	5,328,901	3,915,941	9,244,842

[1]	A portion of NNY’s capital loss carryforwards is subject to an annual limitation under the Internal Revenue Code and related regulations.

8.  Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

155

Notes to Financial Statements (continued)

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser, and for NCA and NNY a gross interest income component. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

NCA and NNY pay an annual fund-level fee, payable monthly, of 0.15% of the average daily net assets of each Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of each Fund.

The annual fund-level fee, payable monthly, for NAZ, NKX, NAC, NXJ, NRK, NAN and NQP is calculated according to the following schedules:

Average Daily Managed Assets*	NAZ	NKX	NAC	NXJ	NRK	NAN	NQP
For the first $125 million	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
For the next $125 million	0.4375	0.4375	0.4375	0.4375	0.4375	0.4375	0.4375
For the next $250 million	0.4250	0.4250	0.4250	0.4250	0.4250	0.4250	0.4250
For the next $500 million	0.4125	0.4125	0.4125	0.4125	0.4125	0.4125	0.4125
For the next $1 billion	0.4000	0.4000	0.4000	0.4000	0.4000	0.4000	0.4000
For the next $3 billion	0.3750	0.3750	0.3750	0.3750	0.3750	0.3750	0.3750
For managed assets over $5 billion	0.3625	0.3625	0.3625	0.3625	0.3625	0.3625	0.3625

The annual complex-level fee, payable monthly, for each fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of February 28, 2025, the annual complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee

NAZ	0.1574%

NKX	0.1574%

NCA	0.1574%

NAC	0.1574%

NXJ	0.1574%

NRK	0.1574%

NNY	0.1574%

NAN	0.1574%

NQP	0.1574%

Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

156

Fund	Purchases	Sales	Realized Gain (Loss)

NAZ	$ 8,424,072	$8,457,487	$(357,895)

NKX	4,649,414	—	—

NCA	2,342,652	—	—

NAC	9,389,947	—	—

NXJ	1,628,154	—	—

NRK	—	—	—

NNY	—	—	—

NAN	—	—	—

NQP	2,188,493	6,047,255	1,946

9. Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other then those disclosed in the Notes to Financial Statements, when applicable.

From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.

10. Borrowing Arrangements

Committed Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:

Fund	Maximum Outstanding Balance

NAZ	$ 3,658,804

NKX	1,495,703

NCA	6,944,904

NAC	23,000,000

NXJ	8,178,738

NRK	7,459,128

NNY	—

NAN	3,822,516

NQP	7,467,833

During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

157

Notes to Financial Statements (continued)

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

NAZ	3	$1,552,280	5.70%

NKX	1	1,495,703	6.03

NCA	1	6,944,904	6.03

NAC	23	17,830,894	5.77

NXJ	2	8,178,738	5.53

NRK	3	5,926,549	5.70

NNY	—	—	—

NAN	3	2,865,809	5.70

NQP	1	7,467,833	6.03

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Inter-Fund Borrowing and Lending: The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter- fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

11. Subsequent Events

Shelf Offering: On April 15, 2025, NAZ filed a registration statement with the SEC authorizing the Fund to issue an additional $1.2 million common shares through a Shelf Offering, which became effective on April 18, 2025.

Shareholder Meeting Report

(Unaudited)

The annual meeting of shareholders for NAZ, NKX, NCA, and NAC was held on November 14, 2024 and NXJ and NQP was held on December 19, 2024; at these meetings the shareholders were asked to elect Board Members.

The vote totals for NAZ, NKX, NCA, NAC, NXJ, and NQP are set forth below:

	NAZ		NKX		NCA	NAC
	Common and Preferred shares voting together as a class	Preferred shares	Common and Preferred shares voting together as a class	Preferred shares	Common and Preferred shares voting together as a class	Common and Preferred shares voting together as a class	Preferred shares
Approval of the Board Members was reached as follows:
Joanne T. Medero
For	8,308,698	—	35,226,930	—	25,764,920	99,752,549	—
Withhold	587,995	—	1,080,792	—	904,154	12,816,856	—
Total	8,896,693	—	36,307,722	—	26,669,074	112,569,405	—
Loren M. Starr
For	8,311,216	—	35,231,384	—	25,769,462	99,841,903	—
Withhold	585,477	—	1,076,338	—	899,612	12,727,502	—
Total	8,896,693	—	36,307,722	—	26,669,074	112,569,405	—
Matthew Thornton III
For	8,318,644	—	35,117,133	—	25,778,813	99,883,895	—
Withhold	578,049	—	1,190,589	—	890,261	12,685,510	—
Total	8,896,693	—	36,307,722	—	26,669,074	112,569,405	—
Albin F. Moschner
For	—	883	—	3,577	25,786,278	—	10,918
Withhold	—	—	—	120	882,796	—	—
Total	—	883	—	3,697	26,669,074	—	10,918
Margaret L. Wolff
For	—	883	—	3,577	—	—	10,918
Withhold	—	—	—	120	—	—	—
Total	—	883	—	3,697	—	—	10,918

	NXJ		NQP
	Common and Preferred shares voting together as a class	Preferred shares	Common and Preferred shares voting together as a class	Preferred shares
Approval of the Board Members was reached as follows:
Joanne T. Medero
For	25,821,072	—	23,303,233	—
Withhold	6,887,886	—	5,640,527	—
Total	32,708,958	—	28,943,760	—
Loren M. Starr
For	25,876,263	—	23,466,808	—
Withhold	6,832,695	—	5,476,952	—
Total	32,708,958	—	28,943,760	—
Matthew Thornton III
For	25,888,424	—	23,268,692	—
Withhold	6,820,534	—	5,675,068	—
Total	32,708,958	—	28,943,760	—
Albin F. Moschner
For	—	3,139	—	2,175
Withhold	—	—	—	—
Total	—	3,139	—	2,175

Shareholder Meeting Report (continued)

Margaret L. Wolff		—
For	—	3,139	—	2,175
Withhold	—	—	—	—
Total	—	3,139	—	2,175

Additional Fund Information

(Unaudited)

Board of Trustees
Joseph A. Boateng	Michael A. Forrester	Thomas J. Kenny	Amy B.R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Loren M. Starr	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Congress Street Suite 1 Boston, MA 02114-2016	Legal Counsel Chapman and Cutler LLP Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP One North Wacker Drive Chicago, IL 60606	Transfer Agent and Shareholder Services Computershare Trust Company, N.A. 150 Royall Street Canton, MA 02021 (800) 257-8787

Portfolio of Investments Information The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NAZ	NKX	NCA	NAC	NXJ
Common Shares Repurchased	0	0	0	0	0

		NRK	NNY	NAN	NQP
Common Shares Repurchased		0	0	0	0

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

Inverse Floating Rate Securities: Inverse floating rate securities, are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.

Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.

Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

162

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Nuveen:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Nuveen Securities, LLC, member FINRA and SIPC |333 West Wacker Drive | Chicago, IL 60606 |www.nuveen.com	ESA-A-0225P	4335671

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen New York Quality Municipal Income Fund

Date: May 7, 2025	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 7, 2025	By:	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: May 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)